SEC. File Nos.
                                    33-32785
                                    811-5888



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933

                         Post-Effective Amendment No. 24
                                       and
                             Registration Statement
                                      Under
                       the Investment Company Act of 1940
                                Amendment No. 27


                            SMALLCAP WORLD FUND, INC.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

                         Registrant's telephone number,
                              including area code:
                                 (213) 486-9200


                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (Name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)




                       Approximate date of proposed public
                                   offering:
         It is proposed that this filing become effective on December 1,
                  2002, pursuant to paragraph (b) of rule 485.

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/




SMALLCAP
World Fund/(R)/














TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Fund
 7    Investment Objective, Strategies and Risks
10    Management and Organization
12    Shareholder Information
13    Choosing a Share Class
15    Purchase and Exchange of Shares
17    Sales Charges
19    Sales Charge Reductions and Waivers
21    Plans of Distribution
22    How to Sell Shares
23    Distributions and Taxes
24    Financial Highlights



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 December 1, 2002

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                               SMALLCAP World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   6.69%
1993  30.03
1994  -2.85
1995  22.70
1996  19.75
1997  11.83
1998   0.38
1999  61.64
2000 -15.56
2001 -17.35
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                34.63%  (quarter ended December 31, 1999)
LOWEST                -25.22%  (quarter ended September 30, 2001)


The total return for the nine months ended September 30, 2002 was -23.52%.


                                     2
SMALLCAP World Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Since the fund's Class C and F shares were first available on March 15, 2001 and the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table on the following page, the Investment Results Table on page 8 reflects the fund's results calculated without a sales charge.


                                     3
                                               SMALLCAP World Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/30/90
 Before Taxes                       -22.09%     3.60%       8.98%       9.94%
 After Taxes on Distributions       -22.14%     2.08%       6.98%        N/A
 After Taxes on Distributions and   -13.45%     2.82%       6.89%        N/A
Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                       -22.09%      N/A         N/A      -28.10%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/1/
 Salomon Smith Barney World          -4.14%     2.56%       6.74%       7.01%
Smallcap Index/2/
 Consumer Price Index/3/              1.55%     2.18%       2.51%       2.74%


1 Lifetime results are as of the date Class A shares first became available.
2 The Salomon Smith Barney World Smallcap Index tracks approximately 5,100 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     4
SMALLCAP World Fund / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                             CLASS
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  529-E/1/   CLASS F/1/
----------------------------------------------------------------------------------
 Maximum sales charge
 imposed on purchases     5.75%/2/     none        none       none        none
 (as a percentage of
 offering price)
----------------------------------------------------------------------------------
 Maximum sales charge      none        none        none       none        none
 imposed on reinvested
 dividends
----------------------------------------------------------------------------------
 Maximum deferred       none/3/      5.00%/4/    1.00%/5/     none        none
 sales charge
----------------------------------------------------------------------------------
 Redemption or             none        none        none       none        none
 exchange fees



1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class 529-E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Sales charges are reduced or eliminated for purchases of $25,000 or more.
3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
4 Deferred sales charge is reduced after 12 months and eliminated after six years.
5 Deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                             CLASS A   CLASS B   CLASS C   CLASS F
-------------------------------------------------------------------------------
 Management Fees              0.67%     0.67%     0.67%     0.67%
-------------------------------------------------------------------------------
 Distribution and/or          0.25%     1.00%     1.00%     0.25%
 Service (12b-1) Fees/1/
-------------------------------------------------------------------------------
 Other Expenses               0.25%     0.28%     0.29%     0.28%
-------------------------------------------------------------------------------
 Total Annual Fund            1.17%     1.95%     1.96%     1.20%
 Operating Expenses
                              CLASS     CLASS     CLASS     CLASS      CLASS

                             529-A/2/  529-B/2/  529-C/2/  529-E/2/   529-F/3/
-------------------------------------------------------------------------------
 Management Fees              0.67%     0.67%     0.67%     0.67%      0.67%
-------------------------------------------------------------------------------
 Distribution and/or          0.18%     1.00%     1.00%     0.50%      0.25%
 Service (12b-1) Fees/4/
-------------------------------------------------------------------------------
 Other Expenses/5/            0.33%     0.41%     0.38%     0.34%      0.31%
-------------------------------------------------------------------------------
 Total Annual Fund            1.18%     2.08%     2.05%     1.51%      1.23%
 Operating Expenses



1 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.
2 Annualized.
3 Based on estimated amounts for the current fiscal year.
4 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
5 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.


                                     5
                                               SMALLCAP World Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                 ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
-------------------------------------------------------------------------------
 Class A/1/                        $687      $  925       $1,182      $1,914
-------------------------------------------------------------------------------
 Class B - assuming                $698      $1,012       $1,252      $2,073
redemption/2/
-------------------------------------------------------------------------------
 Class B - assuming no             $198      $  612       $1,052      $2,073
redemption
-------------------------------------------------------------------------------
 Class C - assuming                $299      $  615       $1,057      $2,285
redemption/3/
-------------------------------------------------------------------------------
 Class C - assuming no             $199      $  615       $1,057      $2,285
redemption
-------------------------------------------------------------------------------
 Class F - excludes                $122      $  381       $  660      $1,455
intermediary fees/4/
-------------------------------------------------------------------------------
 Class 529-A/1/                    $688      $  928       $1,187      $1,924
-------------------------------------------------------------------------------
 Class 529-B - assuming            $711      $1,052       $1,319      $2,180
redemption/2/
-------------------------------------------------------------------------------
 Class 529-B - assuming no         $211      $  652       $1,119      $2,180
redemption
-------------------------------------------------------------------------------
 Class 529-C - assuming            $308      $  643       $1,103      $2,379
redemption/3/
-------------------------------------------------------------------------------
 Class 529-C - assuming no         $208      $  643       $1,103      $2,379
redemption
-------------------------------------------------------------------------------
 Class 529-E                       $154      $  477       $  824      $1,802
-------------------------------------------------------------------------------
 Class 529-F - excludes            $125      $  390       $  676      $1,489
intermediary fees/4/



1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects contingent deferred sales charge during the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.


                                     6
SMALLCAP World Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations, typically between $50 million to $1.5 billion at time of purchase.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term growth opportunities. This can be accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     7
                                               SMALLCAP World Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.



 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/30/90
 Before Taxes                       -17.35%     4.84%       9.63%      10.50%
 After Taxes on Distributions       -17.41%     3.30%       7.61%        N/A
 After Taxes on Distributions and   -10.57%     3.83%       7.46%        N/A
Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                       -17.98%      N/A         N/A      -26.72%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/1/
 Salomon Smith Barney World          -4.14%     2.56%       6.74%       7.01%
Smallcap Index/2/
 Lipper Global Small-Cap Funds      -15.49%     6.01%       8.07%       8.87%
Average/3/
 Consumer Price Index/4/              1.55%     2.18%       2.51%       2.74%


1 Lifetime results are as of the date Class A shares first became available. 2 The Salomon Smith Barney World Smallcap Index tracks approximately 5,100 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

3 The Lipper Global Small-Cap Funds Average represents an average of funds that invest at least 25% of their portfolio in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     8
SMALLCAP World Fund / Prospectus

LARGEST INDUSTRY HOLDINGS AS OF SEPTEMBER 30, 2002
[pie chart]
Hotels, Restaurants & Leisure 9.1%
Commercial Services & Supplies 6.7
Specialty Retail 6.5
Media 6.1
Oil & Gas 6.1
All Other Industries 57.8
Cash & Equivalents 7.7
[end chart]





 PERCENT INVESTED BY      PERCENT OF                                PERCENT OF
COUNTRY                   NET ASSETS        TEN LARGEST HOLDINGS    NET ASSETS
 The Americas                57.6%          Michaels Stores            2.1%
--------------------------------------     ------------------------------------
 United States               51.9           Westwood One               1.6
--------------------------------------     ------------------------------------
 Canada                       5.5           Performance Food           1.5
                                           Group
--------------------------------------     ------------------------------------
 Brazil                        .2           Triad Hospitals            1.2
--------------------------------------     ------------------------------------
 Asia/Pacific                18.6%          Education Management       1.2
--------------------------------------     ------------------------------------
 South Korea                  3.8           Extended Stay America      1.2
--------------------------------------     ------------------------------------
 Japan                        3.1           Hilb, Rogal and            1.1
                                           Hamilton
--------------------------------------     ------------------------------------
 Australia                    2.5           Arthur J. Gallagher        1.1
--------------------------------------     ------------------------------------
 Hong Kong                    2.3           Newfield Exploration       1.0
--------------------------------------     ------------------------------------
 India                        2.0           Cheesecake Factory         0.9
--------------------------------------
 Singapore                    1.5
--------------------------------------
 People's Republic of          .9
China
--------------------------------------
 Taiwan                        .8
--------------------------------------
 Other Asia/Pacific           1.7
--------------------------------------
 Europe                      15.5%
--------------------------------------
 United Kingdom               5.3
--------------------------------------
 Germany                      1.7
--------------------------------------
 Switzerland                  1.2
--------------------------------------
 Sweden                       1.1
--------------------------------------
 Finland                      1.1
--------------------------------------
 Ireland                      1.0
--------------------------------------
 Netherlands                   .9
--------------------------------------
 Italy                         .7
--------------------------------------
 Norway                        .6
--------------------------------------
 Other Europe                 1.9
--------------------------------------
 Other Countries               .6%
--------------------------------------
 Cash & Equivalents           7.7%
--------------------------------------
 Total                      100.0%




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                     9
                                               SMALLCAP World Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.


                                     10
SMALLCAP World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for SMALLCAP World Fund are:



 PORTFOLIO COUNSELOR/           PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                      12 years            Senior Vice President and Director, Capital
 Chairman of the Board and                                Research and Management Company
 Principal Executive
 Officer                                                  Investment professional for 31 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 GREGORY W. WENDT                     5 years             Senior Vice President, Capital Research Company
 President and Director         (plus 7 years prior
                              experience as a research    Investment professional for 15 years, all with
                             professional for the fund)   Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------
 J. BLAIR FRANK                       4 years             Vice President, Capital Research Company
 Vice President                 (plus 4 years prior
                              experience as a research    Investment professional for 9 years in total;
                             professional for the fund)   8 years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES                     3 years             Executive Vice President and Director, Capital
 Vice President                 (plus 5 years prior       Research Company
                              experience as a research
                             professional for the fund)   Investment professional for 11 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      11 years            Director, Capital Research and Management Company
                                 (plus 1 year prior
                              experience as a research    Investment professional for 20 years, all with
                             professional for the fund)   Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON                7 years             Senior Vice President, Capital Research and
                                (plus 5 years prior       Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 30 years in total;
                                                          27 years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------




                                     11
                                               SMALLCAP World Fund / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.


AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080






A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.


                                     12
SMALLCAP World Fund / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

.. Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.


                                     13
                                               SMALLCAP World Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.30% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to
                         529-F shares)
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none



                                     14
SMALLCAP World Fund / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.


                                     15
                                               SMALLCAP World Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)   $    250
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                           $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000

PURCHASE MINIMUMS AND MAXIMUMS


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.


                                     16
SMALLCAP World Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell


                                     17
                                               SMALLCAP World Fund / Prospectus

American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.


                                     18
SMALLCAP World Fund / Prospectus

Sales Charge Reductions and Waivers

To receive a reduction in your Class A initial sales charge, you must let your investment dealer or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. To have your Class A, B or C contingent deferred sales charge waived, you must let your investment dealer or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals. However, if the person(s) who esta blished the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days


                                     19
                                               SMALLCAP World Fund / Prospectus
 may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts);

.. for 529 share classes only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; and

 -- if you have established a systematic withdrawal plan with us, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).


                                     20
SMALLCAP World Fund / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B,
529-B, C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     21
                                               SMALLCAP World Fund / Prospectus

How to Sell Shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

You will receive proceeds from a redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days).


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are


                                     22
SMALLCAP World Fund / Prospectus
genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.


                                     23
                                               SMALLCAP World Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset     Net      on securities               Dividends
                                      value,    investment  (both realized  Total from  (from net   Distributions
                                     beginning    (loss)         and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                  $18.62     $(.07 )       $  (.98)      $ (1.05)     $(.04)       $    -          $ (.04)
Year ended 9/30/2001                   40.24         -/4/       (16.33)       (16.33)         -         (5.29)          (5.29)
Year ended 9/30/2000                   29.57         -/4/        11.29         11.29       (.02)         (.60)           (.62)
Year ended 9/30/1999                   22.14       .03            8.78          8.81       (.09)        (1.29)          (1.38)
Year ended 9/30/1998                   30.72       .07           (6.10)        (6.03)      (.05)        (2.50)          (2.55)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2002                   18.38      (.23 )          (.95)        (1.18)         -             -               -
Year ended 9/30/2001                   40.08      (.21 )        (16.20)       (16.41)         -         (5.29)          (5.29)
Period from 3/15/2000 to 9/30/2000     47.11      (.12 )         (6.91)        (7.03)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2002                   18.33      (.22 )          (.95)        (1.17)      (.01)            -            (.01)
Period from 3/15/2001 to 9/30/2001     23.06      (.16 )         (4.57)        (4.73)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2002                   18.60      (.07 )          (.98)        (1.05)      (.07)            -            (.07)
Period from 3/15/2001 to 9/30/2001     23.27      (.03 )         (4.64)        (4.67)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/19/2002 to 9/30/2002     21.68      (.03 )         (4.12)        (4.15)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/20/2002 to 9/30/2002    21.82      (.14 )         (4.25)        (4.39)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/20/2002 to 9/30/2002    21.82      (.14 )         (4.24)        (4.38)         -             -               -
CLASS 529-E:
 Period from 3/15/2002 to 9/30/2002    23.21      (.06 )         (5.65)        (5.71)         -             -               -
CLASS 529-F:
 Period from 9/17/2002 to 9/30/2002    18.24         - /4/        (.71)         (.71)         -             -               -



                                                                Net assets,    Ratio of      Ratio of net
                                       Net asset                  end of      expenses to   (loss) income
                                     value, end of    Total       period      average net   to average net
                                        period      return/3/  (in millions)    assets          assets
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                    $17.53       (5.69)%      $ 6,283       1.17 %          (.32 )%
Year ended 9/30/2001                     18.62      (44.95)         7,265       1.09            (.01 )
Year ended 9/30/2000                     40.24       38.42         14,098       1.10               -/5/
Year ended 9/30/1999                     29.57       41.42          8,983       1.09             .12
Year ended 9/30/1998                     22.14      (20.70)         7,102       1.06             .27
-----------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2002                     17.20       (6.42)           118       1.95           (1.09 )
Year ended 9/30/2001                     18.38      (45.38)            86       1.89            (.81 )
Period from 3/15/2000 to 9/30/2000       40.08      (14.92)            73       1.84/6/         (.57 )/6/
-----------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2002                     17.15       (6.42)            56       1.96           (1.08 )
Period from 3/15/2001 to 9/30/2001       18.33      (20.51)            17       2.11/6/        (1.11 )/6/
-----------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2002                     17.48       (5.73)            24       1.20            (.32 )
Period from 3/15/2001 to 9/30/2001       18.60      (20.07)             7       1.23/6/         (.21 )/6/
-----------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/19/2002 to 9/30/2002       17.53      (19.14)            15       1.18/6/         (.25 )/6/
-----------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/20/2002 to 9/30/2002      17.43      (20.12)             3       2.08/6/        (1.15 )/6/
-----------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/20/2002 to 9/30/2002      17.44      (20.07)             7       2.05/6/        (1.12 )/6/
CLASS 529-E:
 Period from 3/15/2002 to 9/30/2002      17.50      (24.60)             1       1.51/6/         (.60 )/6/
CLASS 529-F:
 Period from 9/17/2002 to 9/30/2002      17.53       (3.89)          -/7/        .04             .01


SMALLCAP World Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       51%         60%         63%         50%          44%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Amount less than one cent.
5 Amount less than .01 percent.
6 Annualized.
7 Amount less than 1 million.
                                               SMALLCAP World Fund / Prospectus

NOTES


                                     26
SMALLCAP World Fund / Prospectus

NOTES


                                     27
                                               SMALLCAP World Fund / Prospectus

[logo - American Funds (sm)]
                                          The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
          FOR COLLEGEAMERICA      American Funds Service Company
                                  800 /421-0180, ext. 529
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-5888
SCWF-010-1202/MC
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian     Capital Bank and Trust

 [logo - American Funds (sm)]


                                          The right choice for the long term/SM/




SMALLCAP
World Fund/(R)/















 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS
 ADDENDUM





 December 1, 2002

Class R-5 shares of SMALLCAP World Fund are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders the following information should be read in conjunction with the prospectus for this fund:

Fees and Expenses of the Fund - pages 5-6

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                         CLASS R-5
--------------------------------------------------------------------
 Maximum sales charge imposed on purchases                 none
 (as a percentage of offering price)
--------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       none
--------------------------------------------------------------------
 Maximum deferred sales charge                             none
--------------------------------------------------------------------
 Redemption or exchange fees                                none



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                                     CLASS R-5/1/
---------------------------------------------------------------------
 Management Fees                                        0.67%
---------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees                none
---------------------------------------------------------------------
 Other Expenses                                         0.17%
---------------------------------------------------------------------
 Total Annual Fund Operating Expenses                   0.84%


1 Based on estimated amounts for the current fiscal year.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                ONE   THREE  FIVE     TEN
                                YEAR  YEARS  YEARS   YEARS
------------------------------------------------------------
 Class R-5                      $86   $268   $466    $1,037
------------------------------------------------------------




Purchase and Exchange of Shares - pages 15-16

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales Charges - pages 17-18

CLASS R-5 SHARES

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial Highlights/1/ - pages 24-25

The financial highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                               (losses)
                                     Net asset              on securities               Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002   $23.36       $-/3/       $(5.81)       $(5.81)        $-            $-             $-



                                                               Net assets,    Ratio of     Ratio of net
                                       Net asset                 end of      expenses to      income
                                     value, end of   Total       period      average net    to average
                                        period       return   (in millions)    assets       net assets
--------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002     $17.55      (24.87)%       $53          .31%           .01%



                                         YEAR ENDED SEPTEMBER 30
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       51%         60%         63%         50%          44%
OF SHARES


1 Based on operations for the period shown and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Amount less than one cent.

                           SMALLCAP WORLD FUND, INC.

                                     Part B
                      Statement of Additional Information

                                December 1, 2002


This document is not a prospectus but should be read in conjunction with the current prospectus of SMALLCAP World Fund (the "fund" or "SCWF") dated December 1, 2002. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                           SMALLCAP World Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       32
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       36
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       36
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Shareholder Account Services and Privileges . . . . . . . . . . . .       40
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       43
General Information . . . . . . . . . . . . . . . . . . . . . . . .       43
Class A Share Investment Results and Related Statistics . . . . . .       45
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       47
Financial Statements




                          SMALLCAP World Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


EQUITY SECURITIES - SMALL CAPITALIZATION ISSUERS

..    At least 80% of the fund's assets will be invested in equity securities of small capitalization issuers, typically having individual market capitalizations of $50 million to $1.5 billion.

DEBT SECURITIES

..    The fund may invest up to 10% of its assets in straight debt securities rated Baa and BBB or below by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated but determined to be of equivalent quality.

INVESTMENT COMPANIES

..    The fund may acquire up to 3% of the outstanding voting stock of any one investment company.

..    The fund may invest up to 5% of its total assets in securities issued by any one investment company.

..    In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.


INVESTING IN SMALLER CAPITALIZATION STOCKS - Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Transaction costs in stocks of smaller capitalization companies may be

                          SMALLCAP World Fund - Page 2
higher than those of larger capitalization companies. Because the fund emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks. The fund determines relative market capitalizations using U.S. standards. Accordingly, the fund's non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.


Capital Research and Management Company (the "Investment Adviser") believes that the issuers of smaller capitalization stocks often have sales and earnings growth rates which exceed those of larger companies and that such growth rates may in turn be reflected in more rapid share price appreciation. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN PRIVATE COMPANIES - The fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from being able to sell its shares of the company for a period of time following the public offering.


Investments in private companies can offer the fund significant growth opportunities at very attractive prices. These markets have been extremely volatile, and, consequently, there is no guarantee that similar positive results can be achieved in the future.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.

                          SMALLCAP World Fund - Page 3

Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing

                          SMALLCAP World Fund - Page 4
outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in

                          SMALLCAP World Fund - Page 5
connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


INVESTMENT COMPANIES - The fund may invest up to 5% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the Investment Adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the Investment Adviser.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for

                          SMALLCAP World Fund - Page 6
leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat "roll" transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into "roll" transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" in Section 2(a)(23) of the Investment Company Act of 1940, as amended. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. The fund's portfolio turnover rate for the fiscal year ended 2002 was 51%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.



                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended ("1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

                          SMALLCAP World Fund - Page 7

The fund may not:


1. Invest in securities of an issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of its total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of its total assets, the fund may exceed the 5% limitation with regard to investments in the securities of any one foreign government);

2.    Invest in companies for the purpose of exercising control or management;

3. Invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that entering into a currency forward or futures contract shall not be prohibited by this restriction;

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

8.   Purchase securities on margin;

9. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; nor

10. Purchase or sell puts, calls, straddles or spreads, or combinations thereof.

For purposes of investment restriction number 6, the fund does not currently intend to lend portfolio securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund may not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer;

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act;

3. The fund may not invest more than 15% of the value of its net assets in illiquid securities.

                          SMALLCAP World Fund - Page 8

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                     YEAR FIRST                                     NUMBER OF BOARDS
                        POSITION      ELECTED                                        WITHIN THE FUND
                        WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING  COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE         FUND     OF THE FUND/1/           PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato      Director       2000        Chairman, President and                 2            Ducommun Incorporated
 Age: 56                                            Chief Executive Officer,
                                                    Ducommun Incorporated
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director       1993        Corporate director and                 14            Carnival Corporation
 Jr.                                                author; former United States
 Age: 68                                            Ambassador to Spain; former
                                                    Vice Chairman, Knight
                                                    Ridder, Inc.; former
                                                    Chairman and Publisher, The
                                                                            ---
                                                    Miami Herald
                                                    ------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1990        Private investor; former               19            Ducommun Incorporated;
 Christie                                           President and Chief                                  IHOP Corporation;
 Age: 69                                            Executive Officer, The                               Southwest Water Company;
                                                    Mission Group (non-utility                           Valero L.P.
                                                    holding company subsidiary
                                                    of Southern California
                                                    Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. Freund          Director       2000        Founder and Managing                    2            None
 Age: 49                                            Director, Skyline Ventures;
                                                    former Managing Director,
                                                    Alternative Asset Management
                                                    Group, Chancellor Capital
                                                    Management
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Director       1995        Co-Founder, VentureThink LLC            6            None
 Age: 55                                            and Versura Inc.; former
                                                    Treasurer, The Washington
                                                    Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling        Director       1990        President, American Public              6            Irwin Financial
 Age: 60                                            Media Group                                          Corporation; St. Paul
                                                                                                         Companies
-----------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon        Director       1990        Managing Director, Partisan             3            Novoste Corporation
 Age: 68                                            Management Group, Inc.;
                                                    former Chairman of the
                                                    Board, Novoste Corporation;
                                                    former President and
                                                    Director, Corvita
                                                    Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf       Director       1990        Private investor; corporate             6            Crompton Corporation;
 Age: 68                                            director; lecturer,                                  First Energy Corporation;
                                                    Department of Molecular                              National Life Holding Co.
                                                    Biology, Princeton
                                                    University
-----------------------------------------------------------------------------------------------------------------------------------



                          SMALLCAP World Fund - Page 9

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A DIRECTOR        WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND               DIRECTOR SERVES          BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford      Chairman of        1992        Senior Vice President and                 2            None
 Age: 55              the Board,                     Director, Capital Research and
                      Principal                      Management Company; Director,
                      Executive                      The Capital Group Companies,
                      Officer and                    Inc.*; Senior Vice President
                      Director                       and Director, Capital
                                                     Management Services, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Gregory W. Wendt     President          1992        Senior Vice President, Capital            1            None
 Age: 41              and                            Research Company*; Director,
                      Director                       American Funds Distributors,
                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------------




                          SMALLCAP World Fund - Page 10

                                                                                 PRINCIPAL OCCUPATION(S) DURING
                            POSITION          YEAR FIRST ELECTED                PAST 5 YEARS AND POSITIONS HELD
                            WITH THE              AN OFFICER                        WITH AFFILIATED ENTITIES
   NAME AND AGE               FUND              OF THE FUND/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUND
------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
------------------------------------------------------------------------------------------------------------------------------
 Grant L.                Vice President              2001          Vice President, Capital Research Company*
 Cambridge
 Age: 40
------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti        Vice President              1990          Vice President - Fund Business Management Group, Capital
 Age: 46                                                           Research and Management Company
------------------------------------------------------------------------------------------------------------------------------
 J. Blair Frank          Vice President              1999          Vice President, Capital Research Company*
 Age: 36
------------------------------------------------------------------------------------------------------------------------------
 Jonathan Knowles        Vice President              2000          Executive Vice President and Director, Capital Research
 Age: 41                                                           Company*
------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton             Secretary                1990          Vice President - Fund Business Management Group, Capital
 Age: 42                                                           Research and Management Company
------------------------------------------------------------------------------------------------------------------------------
 David A.                   Treasurer                1999          Vice President - Fund Business Management Group, Capital
 Pritchett                                                         Research and Management Company
 Age: 36
------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson     Assistant Treasurer           1998          Vice President - Fund Business Management Group, Capital
 Age: 34                                                           Research and Management Company
------------------------------------------------------------------------------------------------------------------------------




* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                          SMALLCAP World Fund - Page 11

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Joseph C. Berenato             $1 - $10,000                $1 - $10,000
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.          $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie       $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John G. Freund                     None                       None
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Norman R. Weldon              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Gordon Crawford               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gregory W. Wendt              Over $100,000               Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $16,000 to Directors who are not affiliated with the Investment Adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.

                          SMALLCAP World Fund - Page 12

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Joseph C. Berenato             $23,750/3/                        $ 46,250/3/
------------------------------------------------------------------------------------------
 Richard G. Capen,               23,750                            102,760
 Jr.
------------------------------------------------------------------------------------------
 H. Frederick                    23,750/3/                         229,260/3/
 Christie
------------------------------------------------------------------------------------------
 John G. Freund                  21,750/3/                          41,750/3/
------------------------------------------------------------------------------------------
 Leonade D. Jones                23,750/3/                         154,250/3/
------------------------------------------------------------------------------------------
 William H. Kling                21,750/3/                         126,584/3/
------------------------------------------------------------------------------------------
 Norman R. Weldon                21,750                             51,750
------------------------------------------------------------------------------------------
 Patricia K. Woolf               21,750/3/                         150,250/3/
------------------------------------------------------------------------------------------

/ /


1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Joseph C. Berenato ($35,698), H. Frederick Christie ($119,254), John G. Freund ($26,992), Leonade
  D. Jones ($82,308), William H. Kling ($135,842) and Patricia K. Woolf ($8,921). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of November 1, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 18, 1989. All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They

                          SMALLCAP World Fund - Page 13
may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's Retirement Plan Statement of Additional Information.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote any proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie and Leonade D. Jones, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Four Audit Committee meetings were held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, administrative services agreement

                          SMALLCAP World Fund - Page 14
and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The fund has a Committee on Governance comprised of Joseph C. Berenato, Richard
G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William
H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Committee on Governance, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Committee on Governance meetings were held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until November 30, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

                          SMALLCAP World Fund - Page 15

In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser, and comparative data for other mutual funds and selected indices.


Representatives from the Investment Adviser reviewed several additional topics with the Committee, including the potential effects of various market and redemption scenarios on the Investment Adviser's financial condition and the Investment Adviser's fiscal year financial results compared to a group of publicly held mutual fund managers.


The Committee asked the representatives to comment on recent regulatory developments relating to rule 12b-1; any recent steps being considered to improve the fund's investment results; and the dynamics underlying the differences in fee structures among certain funds managed by the Investment Adviser.


The Committee met with independent counsel in executive session, during which the members reviewed the material presented and the preceding discussions with the Investment Adviser. The Committee requested additional information from the Investment Adviser relating to the fund's investment strategy; research infrastructure; investment parameters; market capitalization policies; and a review of the fund's prospectus with respect to risk and volatility disclosure.



Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

                          SMALLCAP World Fund - Page 16

As compensation for its services, the Investment Adviser received a monthly fee which is accrued daily, calculated at the annual rates of:


                                 NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.800%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.700                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.670                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.650                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.635                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.625                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.615                 13,000,000,000             17,000,000,000
------------------------------------------------------------------------------
         0.605                 17,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.600                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.595                 27,000,000,000
------------------------------------------------------------------------------


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001 and 2000, the Investment Adviser received from the fund advisory fees of $55,303,000, $69,100,000 and $87,004,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until November 30, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

                          SMALLCAP World Fund - Page 17

Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


During the fiscal period ended 2002, administrative services fees paid by the fund were:


                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------
               CLASS C                                 $97,000
------------------------------------------------------------------------------
               CLASS F                                  43,000
------------------------------------------------------------------------------
             CLASS 529-A                                10,000
------------------------------------------------------------------------------
             CLASS 529-B                                 3,000
------------------------------------------------------------------------------
             CLASS 529-C                                 6,000
------------------------------------------------------------------------------
             CLASS 529-E                                   347
------------------------------------------------------------------------------
             CLASS 529-F                                     0
------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's Class A shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E

                          SMALLCAP World Fund - Page 18
shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                           FISCAL YEAR/PERIOD       REVENUE          COMPENSATION

                                                               OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2002            $2,553,000          $11,867,000
                                                  2001             3,339,000           15,470,000
                                                  2000             6,282,000           29,088,000
                 CLASS B                          2002               481,000            2,328,000
                                                  2001               588,000            2,898,000
                                                  2000               651,000            2,943,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2002                85,000              397,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2002                20,000              155,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B

                          SMALLCAP World Fund - Page 19
shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $19,984,000                 $1,187,000
------------------------------------------------------------------------------
        CLASS B                   1,228,000                    101,000
------------------------------------------------------------------------------
        CLASS C                     442,000                     48,000
------------------------------------------------------------------------------
        CLASS F                      48,000                      5,000
------------------------------------------------------------------------------
      CLASS 529-A                    10,000                        370
------------------------------------------------------------------------------
      CLASS 529-B                    12,000                      3,000
------------------------------------------------------------------------------
      CLASS 529-C                    24,000                      5,000
------------------------------------------------------------------------------
      CLASS 529-E                     1,000                        272
------------------------------------------------------------------------------
      CLASS 529-F                         0                          0
------------------------------------------------------------------------------



                          SMALLCAP World Fund - Page 20

OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The

                          SMALLCAP World Fund - Page 21
term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the

                          SMALLCAP World Fund - Page 22
     stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on

                          SMALLCAP World Fund - Page 23
     disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to

                          SMALLCAP World Fund - Page 24
investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations.
 The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                          SMALLCAP World Fund - Page 25

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




                          SMALLCAP World Fund - Page 26

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.


                          SMALLCAP World Fund - Page 27

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                          SMALLCAP World Fund - Page 28

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working

                          SMALLCAP World Fund - Page 29
hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

                          SMALLCAP World Fund - Page 30

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at

                          SMALLCAP World Fund - Page 31
net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference

                          SMALLCAP World Fund - Page 32
     between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

                          SMALLCAP World Fund - Page 33

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When deter-

                          SMALLCAP World Fund - Page 34
     mining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2.

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that elim-

                          SMALLCAP World Fund - Page 35
inates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the relevant fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined

                          SMALLCAP World Fund - Page 36
as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security and size of the holding, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes

                          SMALLCAP World Fund - Page 37
and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -   Requests must be signed by the registered shareholder(s).

     -   A signature guarantee is required if the redemption is:

          -  Over $75,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

                          SMALLCAP World Fund - Page 38

     - You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     "*)Redemptions by telephone, fax or the Internet (including American
          FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -   Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     -You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the

                          SMALLCAP World Fund - Page 39
money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividend and capital gain distributions paid by the 529 share classes will automatically be reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

                          SMALLCAP World Fund - Page 40

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

                          SMALLCAP World Fund - Page 41

Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the

                          SMALLCAP World Fund - Page 42
assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2002, 2001 and 2000, amounted to $25,015,000, $28,555,000 and
$45,151,000, respectively. In recent years, a decrease in trading volume has resulted in lower dealer concessions and broker commissions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $14,504,000 for Class A shares and $266,000 for Class B shares for the 2002 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services,

                          SMALLCAP World Fund - Page 43
preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Directors who are not interested persons (as defined under the 1940 Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its affiliated companies, but does do an immaterial amount of estate planning and similar work for a limited number of Investment Adviser personnel. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

                          SMALLCAP World Fund - Page 44

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $17.53
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $18.60


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was -0.19% based on a 30-day (or one month) period ended September 30, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2002 were -11.13%, -5.35% and 6.47%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2002 were -5.69%, -4.22% and 7.10%, respectively.



The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.

                          SMALLCAP World Fund - Page 45

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


SMALL CAPITALIZATION STOCKS VERSUS LARGE CAPITALIZATION STOCKS -- According to Ibbottson Associates, an investment in small company stocks has grown an average of 15.0% a year from September 30, 1977 through September 30, 2002, compared with an average of 12.6% a year for an investment in large company stocks. Small company stocks are represented by the lowest 20% of market capitalization of New York Stock Exchange, American Stock Exchange and Over-the-Counter stocks, while large company stocks are represented by the Standard & Poor's 500 Stock Composite Index.

                          SMALLCAP World Fund - Page 46

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                          SMALLCAP World Fund - Page 47

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA

"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

                          SMALLCAP World Fund - Page 48

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                          SMALLCAP World Fund - Page 49




SMALLCAP World Fund
Investment portfolio, September 30, 2002



                                                                                                            Market        Percent
                                                                                            Shares           value         of net
Equity securities (common and preferred stocks)                                                               (000)        assets

HOTELS, RESTAURANTS & LEISURE  -  9.07%
Extended Stay America, Inc. (USA) (1) (2)                                                6,190,000    $     78,613          1.20%
Cheesecake Factory Inc. (USA) (1)                                                        1,975,000          58,914            .90
J D Wetherspoon PLC (United Kingdom) (2)                                                11,385,616          52,970            .81
Four Seasons Hotels Inc. (Canada)                                                        1,251,600          40,101            .61
Mandalay Resort Group (USA) (1)                                                          1,062,400          35,644            .54
Mandarin Oriental International Ltd. (Hong Kong) (1) (2)                                53,000,000          24,380            .37
Fitness First PLC (United Kingdom) (1) (2)                                               6,662,500          22,999            .35
Ameristar Casinos, Inc. (USA) (1)                                                        1,201,300          22,777            .35
Orient-Express Hotels Ltd., Class A (USA) (1)                                            1,610,000          22,009            .34
Triarc Companies, Inc., Class A (USA) (1)                                                  950,000          21,556            .33
Boca Resorts, Inc., Class A (USA) (1)                                                    2,031,730          20,724            .32
P.F. Chang's China Bistro, Inc. (USA) (1)  (3)                                             712,000          20,669            .31
Vail Resorts, Inc. (USA) (1)                                                             1,458,100          20,647            .31
Cafe de Coral Holdings Ltd. (Hong Kong) (2)                                             28,192,000          18,797            .29
Steak n Shake Co. (USA) (1) (2)                                                          1,699,150          18,691            .28
Luminar PLC (United Kingdom)                                                             1,500,000          16,887            .26
Bally Total Fitness Holding Corp. (USA) (1)                                              1,566,600          15,525            .24
Ruby Tuesday, Inc. (USA)                                                                   800,000          15,024            .23
International Game Technology (USA) (1)                                                    200,000          13,828            .21
Aristocrat Leisure Ltd. (Australia)                                                      5,256,648          13,774            .21
AFC Enterprises, Inc. (USA) (1)                                                            600,000          12,114            .18
Fairmont Hotels & Resorts Inc. (Canada)                                                    450,000          10,710            .16
William Hill PLC (United Kingdom) (1)                                                    2,015,000           7,145            .11
Panera Bread Co., Class A (USA) (1)                                                        200,000           5,400            .08
California Pizza Kitchen, Inc. (USA) (1)                                                   148,800           3,424            .05
CBRL Group, Inc. (USA)                                                                     100,000           2,282            .03


COMMERCIAL SERVICES & SUPPLIES  -  6.71%
Education Management Corp. (USA) (1) (2)                                                 1,825,000          80,793           1.23
ChoicePoint Inc. (USA) (1)                                                               1,150,000          40,986            .62
Sylvan Learning Systems, Inc. (USA) (1) (2)                                              2,620,000          35,842            .55
Arbitron Inc. (USA) (1)                                                                    871,060          29,703            .45
S1 Corp. (South Korea)                                                                   1,670,000          27,292            .42
Career Education Corp. (USA) (1)                                                           525,000          25,204            .38
Baycorp Advantage Ltd. (Australia) (2)                                                  13,892,100          23,966            .36
Group 4 Falck A/S (Denmark)                                                                780,000          18,881            .29
Imagistics International Inc. (USA) (1) (2)                                              1,001,100          17,369            .26
Vedior NV (Netherlands)                                                                  2,216,666          12,917            .20
Tetra Tech, Inc. (USA) (1)                                                               1,600,000          12,784            .19
CoStar Group, Inc. (USA) (1)                                                               675,000          12,150            .19
Ionics, Inc. (USA) (1)                                                                     500,000          11,905            .18
Informatics Holdings Ltd. (Singapore) (2)                                               16,065,000          10,667            .16
Techem AG (Germany) (1) (2)                                                              1,567,335          10,372            .16
SOURCECORP, Inc. (USA) (1)                                                                 440,000           8,980            .14
Buhrmann NV (Netherlands)                                                                1,700,000           8,513            .13
Gunnebo AB (Sweden)                                                                        712,700           7,683            .12
Michael Page International PLC (United Kingdom)                                          3,610,000           7,024            .11
Duratek, Inc. (USA) (1)                                                                    891,100           5,302            .08
Robert Walters PLC (United Kingdom) (2)                                                  5,000,000           4,864            .07
ZOOTS (USA) (1) (2) (3) (4)                                                             12,582,994           4,734            .07
DIS Deutscher Industrie Service AG (Germany)                                               390,000           4,391            .07
Reliance Security Group PLC (United Kingdom)                                               440,000           4,350            .07
PSD Group PLC (United Kingdom) (2)                                                       1,628,000           4,087            .06
MITIE Group PLC (United Kingdom)                                                         3,000,000           3,954            .06
Leefung-Asco Printers Holdings Ltd. (Hong Kong) (1)                                     18,860,000           2,055            .03
Proffice AB, Class B (Sweden)                                                              900,000           1,698            .03
Oslo Bors Holding ASA (Norway) (3)                                                         125,000           1,687            .03

SPECIALTY RETAIL  -  6.54%
Michaels Stores, Inc. (USA) (1)                                                          2,975,500         135,980           2.07
KOMERI Co., Ltd. (Japan)                                                                 1,630,000          43,533            .66
Circuit City Stores, Inc. - CarMax Group (USA) (1)                                       1,800,000          28,890            .44
JJB Sports PLC (United Kingdom)                                                         11,004,080          27,108            .41
Big Lots, Inc. (USA) (1)                                                                 1,700,000          26,911            .41
DFS Furniture Co. PLC (United Kingdom)                                                   3,977,070          23,901            .36
Zale Corp. (USA) (1)                                                                       750,000          22,620            .35
Claire's Stores, Inc. (USA)                                                                870,000          18,966            .29
Williams-Sonoma, Inc. (USA) (1)                                                            750,000          17,722            .27
Sharper Image Corp. (USA) (1) (2)                                                          775,000          14,818            .23
Barnes & Noble, Inc. (USA) (1)                                                             550,000          11,638            .18
Miller's Retail Ltd. (Australia)                                                        10,350,000          10,949            .17
Payless ShoeSource, Inc. (USA) (1)                                                         200,000          10,802            .16
Culture Convenience Club Co., Ltd. (Japan)                                                 335,000           9,993            .15
Giordano International Ltd. (Hong Kong)                                                 20,976,000           8,203            .13
Lithia Motors, Inc., Class A (USA) (1)                                                     325,000           5,528            .08
Chico's FAS, Inc. (USA) (1)                                                                280,000           4,460            .07
Whitehall Jewellers, Inc. (USA) (1)                                                        380,000           3,998            .06
Restoration Hardware, Inc. (USA) (1)                                                       500,000           2,250
Restoration Hardware, Inc. (1) (3)                                                         213,000             958            .05


MEDIA  -  6.11%
Westwood One, Inc. (USA) (1)                                                             3,000,000         107,250           1.63
Ticketmaster, Class B (USA) (1)                                                          1,863,600          28,420            .43
Cheil Communications Inc. (South Korea) (2)                                                298,000          25,207            .38
SBS Broadcasting SA (Luxembourg) (1) (2)                                                 1,800,000          23,616            .36
Alliance Atlantis Communications Inc., nonvoting, Class B  (Canada) (1)                  2,266,450          22,343            .34
Clear Media Ltd. (Hong Kong) (1)                                                        24,950,000          14,876            .23
Toei Animation Co., Ltd. (Japan)                                                           240,000          14,792            .23
Corus Entertainment Inc., nonvoting Class B(Canada) (1)                                  1,130,000          13,543            .21
Fox Kids Europe NV (Netherlands) (1)                                                     2,988,000          12,986            .20
CanWest Global Communications Corp. (Canada) (1)                                         4,729,946          12,298
CanWest Global Communications Corp., nonvoting Class A (1)                                  14,321              37            .19
Rural Press Ltd. (Australia)                                                             3,726,466          11,321            .17
UnitedGlobalCom, Inc., Class A (USA) (1)                                                 6,726,675          11,032            .17
Village Roadshow Ltd. (Australia)                                                       11,701,596           7,364
Village Roadshow Ltd., Class A, 5.50% preferred                                          7,094,528           3,425            .16
Sanctuary Group PLC (United Kingdom) (2)                                                19,470,839          10,296            .16
Radio One, Inc., Class A (USA) (1)                                                         600,000           9,996            .15
Emmis Communications Corp., Class A (USA) (1)                                              430,000           8,170            .12
NTV Broadcasting Co. (GDR) (Russia) (1) (3) (4)                                            812,520           8,000            .12
Austereo Group Ltd. (Australia)                                                          9,820,000           7,991            .12
Information Holdings Inc. (USA) (1)                                                        300,000           6,495            .10
Woongjin.com Co., Ltd. (South Korea)  (2)                                                1,956,980           6,268            .10
Nasionale Pers Beperk, Class N (South Africa)                                            3,278,500           5,920            .09
Astral Media Inc., Class A (Canada)                                                        500,000           5,822            .09
Zee Telefilms Ltd. (India)                                                               3,100,000           5,712            .09
Lions Gate Entertainment Corp. (Canada) (1) (2)                                          2,378,500           4,503
Lions Gate Entertainment Corp., USD denominated (1) (2)                                    425,000             850            .08
Phoenix Satellite Television Holdings Ltd. (Hong Kong) (1)                              65,000,000           4,250            .06
Groupe AB SA (France)                                                                      344,726           3,126            .05
TNT-Teleset (GDR) (Russia) (1) (3) (4)                                                     287,324           2,000            .03
P4 Radio Hele Norge ASA (Norway) (2)                                                     1,648,000           1,957            .03
Incisive Media PLC (United Kingdom)                                                      1,650,000           1,295            .02
BKN International AG (Germany) (1) (2)                                                     500,000             148            .00
Lone Star Research, Inc. (USA) (1) (3) (4)                                                 966,793              10            .00

OIL & GAS  -  6.07%
Newfield Exploration Co. (USA) (1)                                                       2,000,000          67,180           1.02
Western Oil Sands Inc., Class A (Canada) (1)  (2) (3)                                    2,130,000          32,800
Western Oil Sands Inc., Class A (1) (2)                                                  1,148,333          17,684            .77
Western Gas Resources, Inc. (USA)                                                        1,200,000          37,500            .57
Penn West Petroleum Ltd. (Canada) (1)                                                    1,425,000          31,926            .49
Spinnaker Exploration Co. (USA) (1)                                                        900,000          25,830            .39
Cabot Oil & Gas Corp., Class A (USA)                                                     1,200,000          25,800            .39
Bonavista Petroleum Ltd. (Canada) (1)                                                    1,110,000          23,818            .36
Cairn Energy PLC (United Kingdom) (1)                                                    5,030,000          23,362            .36
Tullow Oil PLC (Ireland) (1)  (3)                                                        9,142,857          13,844
Tullow Oil PLC (1)                                                                       5,591,276           8,466            .34
Paladin Resources PLC (United Kingdom) (2)                                              16,083,990          17,161            .26
Venture Production Company Ltd.  (United Kingdom) (1) (2)                                6,021,600          13,228            .20
Encore Acquisition Co. (USA) (1)                                                           715,000          11,762            .18
Canadian Oil Sands Trust (Canada)                                                          500,000          11,328            .17
Pogo Producing Co. (USA)                                                                   225,000           7,663            .12
Tsakos Energy Navigation Ltd. ASA (Norway) (1)                                             682,903           6,623            .10
Oil Search Ltd. (Australia) (1)                                                         11,888,306           4,579
Oil Search Ltd. 9.00% convertible preferred 2003                                            55,555           1,680            .10
Novus Petroleum Ltd. (Australia) (1)                                                     7,969,508           6,053            .09
Sibir Energy PLC (United Kingdom) (1)                                                   35,784,282           5,615            .09
Ivanhoe Energy Inc. (Canada) (1)                                                         5,692,200           4,491
Ivanhoe Energy Inc., warrants, expire 2002 (1) (4)                                         500,000               -            .07


HEALTH CARE PROVIDERS & SERVICES  -  4.51%
Triad Hospitals, Inc. (USA) (1)                                                          2,150,000          81,592           1.24
Province Healthcare Co. (USA) (1) (2)                                                    3,095,000          53,079            .81
Rhon-Klinikum AG (Germany)                                                                 692,000          30,757
Rhon-Klinikum AG, nonvoting preferred                                                      561,300          21,899            .80
Service Corp. International (USA) (1)                                                    8,093,300          28,327            .43
Centene Corp. (USA) (1) (2)                                                                650,000          17,348            .27
Odyssey HealthCare, Inc. (USA) (1)                                                         500,000          14,975            .23
American Healthways, Inc. (USA) (1) (2)                                                    900,000          14,553            .22
ICON PLC (ADR) (Ireland) (1)                                                               477,000          10,046            .15
Capio AB (Sweden) (1)                                                                    1,500,000           9,864            .15
Mid Atlantic Medical Services, Inc. (USA) (1)                                              252,600           9,144            .14
LifePoint Hospitals, Inc. (USA) (1)                                                        150,000           4,678            .07


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.86%
Venture Corp. Ltd. (formerly Venture Manufacturing (Singapore) Ltd) (Singapore)          7,099,600          42,345            .65
FLIR Systems, Inc. (USA) (1)                                                               750,000          26,137            .40
Orbotech Ltd. (Israel) (1)                                                               1,516,500          22,368            .34
Rogers Corp. (USA) (1) (2)                                                                 956,800          22,341            .34
Renishaw PLC (United Kingdom)                                                            3,630,308          21,646            .33
Kingboard Chemical Holdings Ltd. (Hong Kong) (2)                                        32,270,000          18,516
Kingboard Chemical Holdings Ltd., warrants, expire 2003 (1) (2)                          2,772,000             178            .28
Vaisala Oyj, Class A (Finland)                                                             876,095          18,085            .28
National Instruments Corp. (USA) (1)                                                       825,000          18,059            .28
Littelfuse, Inc. (USA) (1)                                                                 800,000          13,456            .20
Citizen Electronics Co., Ltd. (Japan)                                                      184,300          13,176            .20
Hana Microelectronics PCL (Thailand) (2)                                                 8,649,400          12,993            .20
Hankuk Electric Glass Co., Ltd. (South Korea)                                              119,810           7,055            .11
Micronic Laser Systems AB (Sweden) (1) (2)                                                 852,810           3,751
Micronic Laser Systems AB (1) (2) (3)                                                      466,666           2,053            .09
Celestica Inc. (Canada) (1)                                                                225,000           2,947            .04
Perlos Oyj (Finland)                                                                       625,800           2,843            .04
alphyra group PLC (Ireland) (1) (2)                                                      1,848,200           2,556            .04
Keithley Instruments, Inc. (USA)                                                           153,800           1,869            .03
Elektrobit Group Oyj (formerly JOT Automation Group Oyj) (Finland)(1)                    2,217,900             657            .01
DDi Corp. (USA) (1)                                                                      2,275,000             318            .00


INSURANCE  -  3.52%
Hilb, Rogal and Hamilton Co. (USA) (2)                                                   1,780,000          73,425           1.12
Arthur J. Gallagher & Co. (USA)                                                          2,800,000          69,020           1.05
Philadelphia Consolidated Holding Corp. (USA) (1)                                        1,060,000          31,270            .48
Zenith National Insurance Corp. (USA) (2)                                                1,050,000          27,741            .42
Reinsurance Group of America, Inc. (USA)                                                   600,000          15,504            .24
First American Corp. (USA)                                                                 550,000          11,236            .17
Annuity and Life Re (Holdings), Ltd. (USA)                                                 700,000           2,940            .04


CHEMICALS  -  2.99%
Cambrex Corp. (USA) (2)                                                                  1,300,000          47,840            .73
OM Group, Inc. (USA)                                                                       825,400          35,327            .54
Georgia Gulf Corp. (USA)                                                                 1,000,000          22,870            .35
Asian Paints (India) Ltd. (India)                                                        3,174,100          22,459            .34
Solutia Inc. (USA)                                                                       3,500,000          18,270            .28
Hyosung Corp. (South Korea) (2)                                                          1,720,000          17,515            .27
Ferro Corp. (USA)                                                                          700,000          16,170            .25
Valspar Corp. (USA)                                                                        237,000           8,840            .13
Crompton Corp. (USA)                                                                       671,200           6,746            .10



PHARMACEUTICALS  -  2.83%
Scios Inc. (USA) (1)                                                                     2,255,000          57,390            .87
Recordati SpA (Italy)                                                                    2,256,000          46,526            .71
Medicis Pharmaceutical Corp., Class A (USA) (1)                                            762,800          31,176            .48
NPS Pharmaceuticals, Inc. (USA) (1)                                                        905,900          18,633            .28
InterMune Inc. (USA) (1)                                                                   475,000          15,589            .24
CIMA LABS INC. (USA) (1)                                                                   310,000           7,797            .12
Inspire Pharmaceuticals, Inc. (USA) (1)                                                  1,250,000           4,313            .07
NexMed, Inc. (USA) (1)                                                                   1,100,000           2,035
NexMed, Inc. (1)  (3) (4)                                                                  152,355             240            .03
Salix Pharmaceuticals, Ltd. (USA) (1)  (3)                                                 119,800           1,011            .02
Cellegy Pharmaceuticals, Inc. (USA) (1)  (3)                                               412,500             875            .01
Generex Biotechnology Corp., warrants, expire 2005 (USA) (1)  (3) (4)                      164,467               -            .00


BANKS  -  2.73%
Fulton Financial Corp. (USA)                                                             1,467,000          27,580            .42
Korea Exchange Bank (South Korea) (1)                                                    7,216,430          26,224            .40
ICICI Bank Ltd. (India)                                                                  8,597,501          24,974            .38
Daegu Bank, Ltd. (South Korea) (1)                                                       5,177,540          21,260            .33
UMB Financial Corp. (USA)                                                                  420,000          16,397            .25
Pusan Bank (South Korea) (1)                                                             3,690,000          15,152            .23
Hudson River Bancorp, Inc. (USA)                                                           623,600          15,060            .23
Citizens Banking Corp. (USA)                                                               549,900          13,291            .20
Republic Bancshares, Inc. (USA) (1)                                                        506,400           9,844            .15s
Southern Financial Bancorp, Inc. (USA)                                                     209,000           6,055            .09
JCG Holdings Ltd. (Hong Kong)                                                            7,990,000           3,534            .05

BIOTECHNOLOGY  -  2.64%
Amylin Pharmaceuticals, Inc. (USA) (1)                                                   2,509,400          41,706
Amylin Pharmaceuticals, Inc.(1)  (3)                                                       450,000           7,479            .75
Transkaryotic Therapies, Inc. (USA) (1)                                                  1,000,000          32,410            .49
Neurocrine Biosciences, Inc. (USA) (1)                                                     500,000          20,500            .31
NicOx S.A. (France) (1)                                                                    753,000          11,156            .17
TECHNE Corp. (USA) (1)                                                                     330,500          10,837            .17
Q-Med AB (Sweden) (1) (2)                                                                1,610,000           9,025            .14
Protein Design Labs, Inc. (USA) (1)                                                        858,000           7,121            .11
IDEXX Laboratories, Inc. (USA) (1)                                                         225,000           6,963            .11
Transgenomic, Inc. (USA) (1) (2)                                                         1,525,000           5,815            .09
OSI Pharmaceuticals, Inc. (USA) (1)                                                        287,000           4,870            .07
ILEX Oncology, Inc. (USA) (1)                                                              828,400           3,935            .06
Avigen, Inc. (USA) (1)                                                                     450,000           3,568            .06
Caliper Technologies Corp. (USA) (1)                                                       690,000           2,891            .04
Neurobiological Technologies, Inc. (USA) (1)                                               900,000           2,637            .04
Control Delivery Systems Inc., Series A, convertible preferred (USA) (1) (3) (4)            55,824           1,500            .02
Vical Inc. (USA) (1)                                                                       282,000             651            .01



INTERNET SOFTWARE & SERVICES  -  2.40%
EarthLink, Inc. (USA) (1) (2)                                                            7,531,700          40,219            .61
Hotels.com, Class A (formerly Hotel Reservations Network, Inc.)(USA) (1)                   500,000          25,290            .39
DoubleClick Inc. (USA) (1)                                                               4,039,400          20,763            .32
LendingTree, Inc.  (USA) (1)                                                               940,000          13,856
LendingTree, Inc. (1)  (3)                                                                 400,000           5,896            .30
Expedia, Inc., Class A (USA) (1)                                                           300,000          15,195            .23
Fidelity National Information Solutions, Inc. (USA) (1)                                    575,000           8,792            .13
MatrixOne, Inc. (USA) (1)                                                                1,500,000           6,510            .10
Orbiscom Ltd. (Ireland) (1) (3) (4)                                                      3,905,874           5,668            .09
NetRatings, Inc. (USA) (1)                                                                 776,200           4,533            .07
Digitas Inc. (USA) (1)                                                                   1,310,000           2,882            .04
Muse Prime Software, Inc., Series B, convertible preferred (formerly BridgeSpan,
 Inc.) (USA) (1) (2) 1,770,000                                                               2,372            .04
Ubizen (Belgium) (1)                                                                     1,068,000           2,215            .03
Homestore, Inc. (formerly Homestore.com, Inc.)(USA) (1)                                  4,600,000           1,334            .02
Meet World Trade, Series C, convertible preferred (USA) (1) (3) (4)                        389,416             730            .01
ProcurePoint Travel Solutions Inc., Series B, convertible preferred (USA)
(1) (3) (4)                  514,933                                                           499            .01
SonicWALL, Inc. (USA) (1)                                                                  158,200             435            .01
TriZetto Group, Inc. (USA) (1)                                                               5,500              27            .00
Commerx, Inc., Series B, convertible preferred (USA) (1) (3) (4)                           321,802               -            .00


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  2.38%
ASM International NV (New York registered) (Netherlands) (1) (2)                         2,746,800          24,859            .38
O2Micro International Ltd. (USA) (1) (2)                                                 2,150,000          16,942            .26
Faraday Technology Corp. (Taiwan) (1)                                                    6,046,300          16,583            .25
PMC-Sierra, Inc. (USA) (1)                                                               3,500,000          13,580            .21
Semtech Corp. (USA) (1)                                                                  1,350,000          13,095            .20
Micrel, Inc. (USA) (1)                                                                   1,750,000          10,780            .17
Power Integrations, Inc. (USA) (1)                                                         850,000          10,362            .16
Cymer, Inc. (USA) (1)                                                                      400,000           7,456            .11
ASM Pacific Technology Ltd. (Hong Kong)                                                  4,186,000           7,192            .11
Melexis NV (Belgium)                                                                     1,375,000           7,062            .11
MegaChips Corp. (Japan)                                                                    295,000           4,848            .07
Exar Corp. (USA) (1)                                                                       400,000           4,620            .07
Zeevo, Inc., Series C, convertible preferred (USA) (1) (2) (3) (4)                       1,587,301           3,981            .06
ASE Test Ltd. (Taiwan) (1)                                                                 966,400           3,411            .05
Advanced Energy Industries, Inc. (USA) (1)                                                 325,000           2,893            .04
Integrated Circuit Systems, Inc. (USA) (1)                                                 175,000           2,748            .04
BE Semiconductor Industries, NV (Netherlands) (1)                                          500,000           2,124            .03
Brooks-PRI Automation, Inc. (formerly Brooks Automation, Inc.) (USA) (1)                   150,000           1,713            .03
Vitesse Semiconductor Corp. (USA) (1)                                                    2,300,000           1,564            .02
ASAT Holdings Ltd. (ADR) (Hong Kong) (1)                                                   622,000             591            .01
ClearSpeed Technology Ltd. (United Kingdom) (1) (3) (4)                                  2,300,000              26            .00

HEALTH CARE EQUIPMENT & SUPPLIES  -  2.27%
Centerpulse (formerly Sulzer Medica Ltd)(Switzerland)(1)                                   201,600          30,345            .46
Wright Medical Group, Inc. (USA) (1)                                                     1,260,200          23,982            .36
ResMed Inc (USA) (1)                                                                       682,000          19,505
ResMed Inc, AUD denominated (1)                                                            750,000           2,116            .33
Wilson Greatbatch Technologies, Inc. (USA) (1)                                             465,800          12,949            .20
The Cooper Companies, Inc. (USA)                                                           200,000          10,500            .16
American Medical Systems Holdings, Inc. (USA) (1)                                          500,000          10,375            .16
Coloplast A/S, Class B (Denmark)                                                           137,000           9,657            .15
Lumenis Ltd. (Israel) (1) (2)                                                            2,270,000           8,898            .14
Sectra AB, Class B (Sweden)                                                              1,133,200           4,887            .07
Urologix, Inc. (USA) (1) (2)                                                               900,000           4,104            .06
Aspect Medical Systems, Inc. (USA) (1) (2)                                               1,137,000           3,297            .05
MedSource Technologies, Inc. (USA) (1)                                                     400,000           3,008            .05
Microlife Corp. (Taiwan)                                                                 1,336,200           2,878            .04
TriPath Imaging, Inc. (USA) (1)                                                            886,242           1,994            .03
Vision-Sciences, Inc. (USA) (1)                                                            984,500             817            .01
Genetronics Biomedical Corp., warrants, expire 2003 (USA) (1) (3) (4)                      120,000               1            .00



FOOD & DRUG RETAILING  -  2.17%
Performance Food Group Co. (USA) (1) (2)                                                 2,920,000          99,163           1.51
Cawachi Ltd. (Japan)                                                                       181,000          11,676            .18
Jean Coutu Group (PJC) Inc., Class A (Canada)                                            1,000,000          10,981            .17
Whole Foods Market, Inc. (USA) (1)                                                         250,000          10,710            .16
Sundrug Co., Ltd. (Japan)                                                                  220,000           9,473            .15
Migros Turk TAS (Turkey)                                                                 3,676,475             182            .00


FOOD PRODUCTS  -  1.78%
IOI Corp. Bhd. (Malaysia)                                                               20,000,000          30,263            .46
IAWS Group PLC (Ireland)                                                                 3,400,000          24,179            .37
Lindt & Sprungli AG (Switzerland)                                                            2,540          16,188
Lindt & Sprungli AG, participation certificate                                              13,076           7,270            .36
Burns, Philp & Co. Ltd. (Australia) (1)                                                 47,500,000          15,204
Burns, Philp & Co. Ltd., warrants, expire 2003 (1)                                       5,000,000           1,058            .25
PT Indofood Sukses Makmur Tbk (Indonesia)                                              109,321,500           9,120            .14
Cadiz Inc. (USA) (1) (2)                                                                 2,300,000           6,900            .10
Pulmuone Co., Ltd. (South Korea)                                                           230,000           6,554            .10

AEROSPACE & DEFENSE  -  1.46%
Mercury Computer Systems, Inc. (USA) (1) (2)                                             1,435,700          33,883            .52
DRS Technologies, Inc. (USA) (1)                                                           750,000          27,915            .42
Integrated Defense Technologies, Inc. (USA) (1) (2)                                        996,300          19,627            .30
EDO Corp. (USA)                                                                            650,000          14,567            .22


BUILDING PRODUCTS  -  1.43%
Uponor Oyj (Finland)                                                                     1,567,839          30,661            .47
Geberit AG (Switzerland)                                                                    63,965          17,434            .27
Kumgang Korea Chemical Co., Ltd. (South Korea)                                             145,000          13,932            .21
Ultraframe PLC (United Kingdom)                                                          3,575,000          13,120            .20
Noritz Corp. (Japan)                                                                     1,460,000          11,038            .17
Nobia AB (Sweden) (1)                                                                    1,255,000           7,441            .11


HOUSEHOLD DURABLES  -  1.34%
Ekornes ASA (Norway) (2)                                                                 2,230,000          22,420            .34
Rinnai Corp. (Japan)                                                                       600,000          14,077            .21
Yankee Candle Company, Inc. (USA) (1)                                                      800,000          13,736            .21
American Greetings Corp., Class A (USA)                                                    600,000           9,660            .15
Rational AG (Germany)                                                                      272,100           8,767            .13
Palm Harbor Homes, Inc. (USA) (1)                                                          663,906           7,709            .12
Sumitomo Forestry Co., Ltd. (Japan)                                                      1,150,000           6,776            .10
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)                                   1,043,000           4,970            .08


TRANSPORTATION INFRASTRUCTURE  -  1.28%
SembCorp Logistics Ltd. (Singapore)                                                     39,605,200          37,439            .57
Zhejiang Expressway Co. Ltd., Class H (China)                                           75,000,000          25,003            .38
Jiangsu Expressway Co. Ltd., Class H (China)                                            79,250,000          21,339            .33


BEVERAGES  -  1.23%
BRL Hardy Ltd. (Australia)                                                               7,641,067          32,333            .49
Cott Corp. (Canada) (1)                                                                  1,689,850          25,649            .39
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey) (1)                                 960,000,000          15,344            .23
Robert Mondavi Corp., Class A (USA) (1)                                                    193,200           5,885            .09
Quilmes Industrial SA, Class B (ADR) (Argentina) (1)                                       220,200           1,629            .03


ENERGY EQUIPMENT & SERVICES  -  1.07%
Rowan Companies, Inc. (USA) (1)                                                          1,210,500          22,564            .34
Newpark Resources, Inc. (USA) (1)                                                        3,250,000          12,870            .20
Enerflex Systems Ltd. (Canada)                                                             895,000           9,433            .14
Precision Drilling Corp. (Canada) (1)                                                      293,000           8,819            .13
Hydril Co. (USA) (1)                                                                       317,500           7,899            .12
FMC Technologies, Inc. (USA) (1)                                                           350,000           5,866            .09
Ramco Energy PLC (United Kingdom) (1)                                                      800,000           2,988            .05

SOFTWARE  -  1.03%
Novell, Inc. (USA) (1)                                                                   9,754,000          20,483            .31
OPNET Technologies, Inc. (USA) (1) (2)                                                   1,045,500           6,618            .10
Macromedia, Inc. (USA) (1)                                                                 800,000           6,184            .09
Micromuse Inc. (USA) (1)                                                                 2,400,000           6,048            .09
Creo Inc. (Canada) (1)                                                                   1,000,000           5,010            .08
Telelogic AB (Sweden) (1) (2)                                                           12,452,500           4,913            .07
Verisity Ltd. (Israel) (1)                                                                 400,000           4,776            .07
Aldata Solution Oyj (Finland) (1) (2)                                                    4,237,300           3,306            .05
Aspen Technology, Inc. (USA) (1)                                                           533,000           1,599
Aspen Technology, Inc. (1)  (3)                                                            467,000           1,401
Aspen Technology, Inc., warrants, expire 2007 (1) (3) (4)                                   84,060               -            .05
Mentor Graphics Corp. (USA) (1)                                                            500,000           2,440            .04
MMC AS (Norway) (1) (3) (4)                                                              4,150,000           1,820            .03
Infoteria Corp. (Japan) (1) (2) (3) (4)                                                      2,672           1,372            .02
Monterey Design Systems Inc., Series E, convertible preferred (USA) (1) (3) (4)          1,000,000             670            .01
Ubi Soft Entertainment SA (France) (1)                                                      67,870             560            .01
SuSE Linux AG (Germany) (1) (3) (4)                                                         75,626             246            .00
diCarta  (USA) (1) (3) (4)                                                                 103,135             105            .00
Technology Nexus AB (Sweden) (1)                                                            38,700              31            .00


DIVERSIFIED FINANCIALS  -  0.88%
Federal Agricultural Mortgage Corp., Class C (USA) (1)                                     630,000          18,591            .28
Housing Development Finance Corp. Ltd. (India)                                             958,240          11,882            .18
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                        7,181,100           8,655            .13
American Capital Strategies, Ltd. (USA)                                                    400,000           7,536            .12
Saxon Capital, Inc. (USA) (1)                                                              625,000           6,919            .11
Singapore Exchange Ltd. (Singapore)                                                      4,380,600           2,835            .04
OM AB (Sweden)                                                                             367,100           1,266            .02


METALS & MINING  -  0.79%
Gabriel Resources Ltd. (Canada) (1) (2)                                                  6,160,000          20,215            .31
Yanzhou Coal Mining Co. Ltd. (China)                                                    26,400,000           8,716            .13
M.I.M. Holdings Ltd. (Australia)                                                         9,600,000           5,885            .09
Hoganas AB, Class B (Sweden)                                                               320,000           5,761            .09
First Quantum Minerals Ltd. (Canada) (1) (2)                                             2,540,000           4,648            .07
Wheaton River Minerals Ltd. (Canada) (1) (3)                                             3,125,000           2,229
Wheaton River Minerals Ltd., warrants, expire 2007 (1) (3)                               1,562,500             493            .04
Thistle Mining Inc. (Canada) (1)                                                         6,264,309           1,779
Thistle Mining Inc., GBP denominated (1)                                                 3,025,000             902            .04
Navan Mining PLC (United Kingdom) (1) (2)                                               13,800,000           1,407            .02

INTERNET & CATALOG RETAIL  -  0.73%
School Specialty, Inc. (USA) (1) (2)                                                     1,080,000          27,011            .41
Internet Auction Co. Ltd. (South Korea) (1) (2)                                            677,443           9,291            .14
1-800-FLOWERS.COM, Inc., Class A (USA) (1)                                                 925,000           6,438            .10
dELiA*s Corp., Class A (USA) (1) (2)                                                     2,750,000           2,888            .04
RedEnvelope, Inc., Series E, convertible preferred (USA) (1) (2) (3) (4)                 2,525,124           1,626
RedEnvelope, Inc., Series F, convertible preferred (USA) (1) (2) (3) (4)                 1,018,681             650            .04


IT CONSULTING & SERVICES  -  0.69%
ProQuest Co. (USA) (1)                                                                     500,000          15,175            .23
Titan Corp. (USA) (1)                                                                    1,325,000          12,720            .19
Teleca AB, Class B (Sweden)                                                              2,893,241           7,174            .11
Alphameric PLC (United Kingdom) (2)                                                      6,625,000           5,510            .08
NEC Soft, Ltd. (Japan) (1)                                                                  46,050           1,366
NEC Soft, Ltd. (1) (5)                                                                      46,050           1,324            .04
HiQ International AB (Sweden)  (2)                                                       2,415,500             937            .02
ALTEN SA (France) (1)                                                                      247,500             880            .01
Enea Data AB (Sweden) (1)                                                                4,090,500             370            .01

COMMUNICATIONS EQUIPMENT  -  0.68%
CIENA Corp. (USA) (1)                                                                    3,900,000          11,583            .18
NetScreen Technologies, Inc. (USA) (1) (3)                                                 691,496           7,503            .12
New Focus, Inc. (USA) (1)                                                                2,460,000           6,642            .10
Plantronics, Inc. (USA) (1)                                                                335,000           5,461            .08
Ixia (USA) (1)                                                                           1,305,000           5,351            .08
Cambridge Silicon Radio, Series II, convertible preferred (United Kingdom)
 (1) (3) (4)                                                                             1,137,011           3,860            .06
Filtronic PLC (United Kingdom)                                                           2,949,600           2,907            .04
SwitchCore AB (Sweden) (1)                                                               1,824,377             580            .01
ADVA AG Optical Networking (Germany) (1)                                                   693,659             534            .01
Himachal Futuristic Communications Ltd. (India) (1)                                            100               -            .00

CONSTRUCTION & ENGINEERING  -  0.67%
Daelim Industrial Co., Ltd. (South Korea) (2)                                            2,425,000          28,478            .43
LG Engineering & Construction Co., Ltd. (South Korea)                                    1,100,000          11,563            .18
Kyowa Exeo Corp. (Japan)                                                                 1,050,000           4,159            .06


TEXTILES, APPAREL & LUXURY GOODS  -  0.65%
Phillips-Van Heusen Corp. (USA)                                                          1,300,000          16,380            .25
Texwinca Holdings Ltd. (Hong Kong)                                                      14,200,000           9,559            .15
Columbia Sportswear Co. (USA) (1)                                                          250,000           8,680            .13
Cheil Industries Inc. (South Korea)                                                        750,000           8,161            .12

REAL ESTATE  -  0.57%
Newhall Land and Farming Co. (USA)                                                       1,000,000          24,600            .38
Unibail (France)                                                                           222,000          12,498            .19


WIRELESS TELECOMMUNICATION SERVICES  -  0.50%
GLOBE TELECOM, Inc. (Philippines) (1)                                                    1,702,498          15,122            .23
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                583,600           7,470            .12
Tele Celular Sul Participacoes SA, preferred nominative (ADR) (Brazil)                     939,900           6,203
Tele Celular Sul Participacoes SA, ordinary nominative                               2,247,692,036           1,155            .11
Total Access Communication PCL (Thailand) (1)                                            5,243,000           2,543            .04


CONSTRUCTION MATERIALS  -  0.43%
Associated Cement Companies Ltd. (India)                                                 7,650,000          21,818            .33
Anhui Conch Cement Co. Ltd., Class H (China)                                            23,000,000           6,340            .10

AIRLINES  -  0.42%
WestJet Airlines Ltd. (Canada) (1)                                                       2,040,000          23,432            .36
Atlantic Coast Airlines Holdings, Inc. (USA) (1)                                           300,000           2,775            .04
Continental Airlines, Inc., Class B (USA) (1)                                              250,000           1,348            .02


HOUSEHOLD PRODUCTS  -  0.36%
WD-40 Co. (USA)                                                                            816,300          23,591            .36

GAS UTILITIES  -  0.32%
International Energy Group Ltd. (United Kingdom) (2)                                     4,640,000          13,833            .21
Xinao Gas Holdings Ltd. (Hong Kong) (1) (2)                                             37,300,000           7,413            .11

DISTRIBUTORS  -  0.29%
MEDION AG (Germany)                                                                        476,600          14,122            .22
Sixt AG (Germany)                                                                          331,136           2,796
Sixt AG, nonvoting preferred                                                               294,768           2,009            .07

PAPER & FOREST PRODUCTS  -  0.27%
M-real Oyj, Class B (Finland)                                                            2,610,000          17,659            .27

COMPUTERS & PERIPHERALS  -  0.26%
Psion PLC (United Kingdom) (1)                                                          13,775,000           7,619            .12
Anoto Group AB (formerly C Technologies AB)(Sweden) (1) (2)                              4,967,433           4,820
Anoto Group AB, rights, expire 2002 (1) (2) (4)                                          4,967,433             178            .08
Opticom ASA (Norway) (1)                                                                   553,600           4,557            .07

OTHER  -  1.40%
KOSE Corp. (Japan)                                                                         475,200          14,488            .22
KEC Corp. (South Korea)                                                                    391,040          12,364            .19
Hung Hing Printing Group Ltd. (Hong Kong)                                               17,199,000          10,971            .17
Test-Rite International Co., Ltd.  (Taiwan)                                             15,620,000          10,677            .16
Neptune Orient Lines Ltd. (Singapore) (1)                                               24,000,000           8,305            .13
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. Tbk (ADR)
(Indonesia)                                                                                850,000           7,973            .12
Zebra Technologies Corp., Class A (USA) (1)                                                120,000           6,323            .09
Samsung Co., Ltd. (South Korea)                                                            860,000           4,506            .07
TECMO, Ltd. (Japan)                                                                        450,000           4,038            .06
Ratchaburi Electricity Generating Holding PCL (Thailand)                                 9,686,200           3,783            .06
Grupo Auxiliar Metalurgico Technologica, SA (Spain) (1)                                    220,000           3,183            .05
SGL Carbon AG (Germany) (1)                                                                500,000           2,889            .04
LTG Technologies PLC (United Kingdom) (1) (2)                                           17,785,714           1,256            .02
Cogent Communications, Inc., Series C, convertible preferred (USA) (1) (3) (4)           4,973,129             402
Cogent Communications, Inc., Series B, convertible preferred (1) (3) (4)                 1,098,901             115            .01
Multiplex, Inc., Series C, convertible preferred (USA) (1) (3) (4)                       1,358,696             477            .01
Integrated Production and Test Engineering (Belgium) (1)                                   137,946             375            .00
Highpoint Telecommunications Inc. (Canada) (1) (4)                                         322,000               2            .00
Global Light Telecommunications Inc. (Canada) (1) (4)                                      228,000               2            .00

Miscellaneous  -  4.99%
Other equity securities in initial period of acquisition                                                   327,830           4.99


Total equity securities (cost: $7,169,162,000)                                                      $    6,060,096          92.32



                                                                                         Principal          Market        Percent
                                                                                            amount           value         of net
Short-term securities                                                                         (000)           (000)        assets

Corporate short-term notes  -  5.50%
Mont Blanc Capital Corp. 1.71%-1.76% due 10/8-11/20/2002 (3)                                50,000    $     49,940           .76%
Spintab AB (Swedmortgage) 1.75%-1.82% due 10/7-11/7/2002                                    27,500          27,476            .42
HBOS Treasury Services PLC 1.76%-1.77% due 10/23-10/31/2002                                 26,000          25,967            .40
Shell Finance (Netherlands) B.V. 1.70% due 10/9/2002 (3)                                    25,000          24,989            .38
Dexia Delaware LLC 1.73% due 10/10/2002                                                     25,000          24,988            .38
KfW International Finance Inc. 1.73%-1.76%  due 10/8-10/11/2002                             25,000          24,988            .38
Asset Securitization Cooperative Corp. 1.77% due 10/17/2002 (3)                             25,000          24,979            .38
ChevronTexaco Corp. 1.69%-1.72% due 10/11-11/4/2002 (3)                                     25,000          24,969            .38
Nestle Capital Corp. 1.72% due 11/1/2002 (3)                                                25,000          24,962            .38
Lloyds Bank PLC 1.76% due 11/8/2002 (3)                                                     25,000          24,952            .38
GlaxoSmithKline Finance PLC 1.77% due 10/18/2002                                            24,600          24,578            .37
Bank of Nova Scotia 1.72% due 10/21/2002                                                    23,600          23,576            .36
Ciesco LP 1.74% due 10/30/2002                                                              20,000          19,971            .30
AEGON Funding Corp. 1.72% due 10/15/2002 (3)                                                15,000          14,989            .23


Federal agency discount notes  -  1.70%
Freddie Mac 1.65%-1.70% due 10/1-11/7/2002                                                  72,900          72,816           1.11
Federal Home Loan Banks 1.625% due 11/15/2002                                               25,000          24,948            .38
Fannie Mae 1.68% due 11/6/2002                                                              14,000          13,976            .21

U.S. Treasuries  -  0.32%
U.S. Treasury Bills 1.68% due 10/24/2002                                                    21,000          20,977            .32

Total short-term securities (cost: $494,041,000)                                                           494,041           7.52


Total investment securities (cost: $7,663,203,000)                                                       6,554,137          99.84

New Taiwanese Dollar (cost: $3,324,000)                                                 NT$109,119           3,134            .05

Excess of cash and receivables over payables                                                                 7,221            .11

Net assets                                                                                              $6,564,492        100.00%

(1) Non-income-producing security.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5) This security has been authorized but not yet issued.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements



Equity securities appearing in the portfolio since March 31, 2002
9/30/2002

AFC Enterprises
American Greetings
American Healthways
Anhui Conch Cement
Aristocrat Leisure
Barnes & Noble
Baycorp Advantage
Bonavista Petroleum
Cabot Oil & Gas
Canadian Oil Sands Trust
Cawachi
CIENA
Columbia Sportswear
Cooper Companies
Culture Convenience Club
Daegu Bank
Daelim Industrial
DRS Technologies
EDO
Fidelity National Information Solutions
Fitness First
FLIR Systems
Hong Kong Exchanges and Clearing
Hudson River Bancorp
Hung Hing Printing Group
Hyosung
Integrated Defense Technologies
InterMune
IOI
KEC
Korea Exchange Bank
LendingTree
Miller's Retail
Nobia
Nortiz
Odyssey HealthCare
PMC-Sierra
ProQuest
Pusan Bank
Radio One
Recordati
Renishaw
Rinnai
Solutia
SOURCECORP
Sundrug
Techem
TECHNE
Test-Rite International
Texwinca Holdings
Venture Production
WD-40
Western Gas Resources
Wheaton River Minerals
William Hill
Wright Medical Group
Yankee Candle
Yanzhou Coal Mining



Equity securities eliminated from the portfolio since March 31, 2002
9/30/2002



Aderans
AIT Group
America Online Latin America
AmeriPath
AMN Healthcare Services
Antenna TV
Anthracite Capital
Arcadia Group
Arcon International Resources
Armor Holdings
Asyst Technologies
Atlas Air Worldwide Holdings
Austar United Communications
AVEX
Avocet Mining
BEC World
Cable Satisfaction International
Cambridge Antibody Technology Group
Castellum
Cephalon
Cheil Jedang
CNET Networks
Coca-Cola Central Japan
Cognos
Computer Access Technology
CoreExpress
Corporate Services Group
Cross Country
Cubist Pharmaceuticals
Cumulus Media
Digital Electronics
DigitalThink
DSP Group
Edison Schools
Elantec Semiconductor
Embarcadero Technologies
EUROBIKE
Exedy
Fisher & Paykel Healthcare
Flextronics International
Forbes Medi-Tech
Genesco
GFT Technologies
Gladstone Capital
Grant Prideco
Grupo Aeroportuario del Sureste
Hain Celestial Group
HIT Entertainment
HNC Software
Homac
Hudson United Bancorp
Hughes Software Systems
Innovation Group
Integra LifeSciences Holdings
InternetStudios.com
Intertape Polymer Group
Invitrogen
ITE Group
I T International Theatres
i2 Technologies
Jenoptik
Journal Register
Key3Media Group
Koito Manufacturing
Mahindra & Mahindra
Medallion Financial
Metris Companies
Microchip Technology
Midas
MIH
MIH Holdings
Miura
Morton's Restaurant Group
M2S Sverige
National Petrochemical
NCsoft
Nissin
Nobel Biocare
NOK
Openwave Systems
Pacific Capital Bancorp
patsystems
PayPal
Pinnacle Systems
PizzaExpress
Point Therapeutics
POOLiA
Power X
PRIMEDIA
Quest Software
RADWARE
RailAmerica
Resources Connection
Retek
RG Capital Radio
Rudolph Technologies
Sabate Diosos
Selectica
Sigma Networks
Simplex Solutions
SkyWest
SmartForce
S.O.I.TEC
Sotec
Stonesoft
SuperGen
Techtronic Industries
Tele Centro Oeste Celular Participacoes
Tele Leste Celular Participacoes
Tele Norte Celular Participacoes
Telemig Celular Participacoes
THK
Tohoku Pioneer
TriQuint Semiconductor
Ulticom
United Therapeutics
Varian Semiconductor Equipment Associates
VIA NET.WORKS
Vintage Petroleum
WEB.DE
West Coast Bancorp
Woolworths Group
XOMA
Yushin Precision Equipment
Zarlink Semiconductor



SMALLCAP World Fund
Financial statements
(dollars and shares in thousands, except per-share amounts)
Statement of assets and liabilities
at September 30, 2002

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $5,920,097)                                            $5,214,693
  Affiliated issuers (cost: $1,743,106)                                               1,339,444                  $6,554,137
 Cash denominated in non-U.S. currencies
  (cost: $3,324)                                                                                                      3,134
 Cash                                                                                                                   318
 Receivables for:
  Sales of investments                                                                   22,514
  Sales of fund's shares                                                                  8,666
  Dividends                                                                               6,976                      38,156
                                                                                                                  6,595,745
Liabilities:
 Payables for:
  Purchases of investments                                                               11,381
  Repurchases of fund's shares                                                           12,850
  Investment advisory services                                                            3,818
  Services provided by affiliates                                                         2,554
  Deferred Directors' compensation                                                          445
  Other fees and expenses                                                                   205                      31,253
Net assets at September 30, 2002                                                                                 $6,564,492

,Net assets consist of:
 Capital paid in on shares of capital stock                                                                      $9,872,473
 Accumuluated net investment loss                                                                                   (51,687)
 Accumulated net realized loss                                                                                   (2,147,017)
 Net unrealized depreciation                                                                                     (1,109,277)
  Net assets at September 30, 2002                                                                               $6,564,492

Total authorized capital stock - 800,000 shares, $0.01 par value
                                                          Net assets         Shares outstanding   Net asset value per share
                                                                                                                         (1)
Class A                                                   $6,282,720                    358,418                      $17.53
Class B                                                      118,330                      6,881                       17.20
Class C                                                       56,291                      3,283                       17.15
Class F                                                       24,146                      1,381                       17.48
Class 529-A                                                   15,141                        864                       17.53
Class 529-B                                                    3,200                        184                       17.43
Class 529-C                                                    6,602                        379                       17.44
Class 529-E                                                      665                         38                       17.50
Class 529-F                                                        1                         -*                       17.53
Class R-1                                                         20                          1                       17.49
Class R-2                                                      2,362                        135                       17.49
Class R-3                                                      2,388                        136                       17.51
Class R-4                                                         13                          1                       17.53
Class R-5                                                     52,613                      2,997                       17.55

*Amount less than one thousand.
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were $18.60 for each.



See Notes to Financial Statements
(dollars in thousands)
Statement of operations
for the year ended September 30, 2002
Investment income:
 Income:
  Interest                                                                             $  18,846
  Dividends (net of non-U.S. withholding
            tax of $4,344; also includes
            $9,493 from affiliates)                                                       51,085                   $  69,931

 Fees and expenses:
  Investment advisory services                                                            55,303
  Distribution services                                                                   21,752
  Transfer agent services                                                                 14,770
  Administrative services                                                                    193
  Reports to shareholders                                                                    693
  Registration statement and prospectus                                                      768
  Postage, stationery and supplies                                                         1,936
  Directors' compensation                                                                    125
  Auditing and legal                                                                         129
  Custodian                                                                                1,519
  State and local taxes                                                                      258
  Other                                                                                      186
  Total expenses before reimbursement                                                     97,632
   Reimbursement of expenses                                                                   3                      97,629
 Net investment loss                                                                                                 (27,698)

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized (loss) gain on:
  Investments (including $(425,828) net loss from affiliates)                         (1,019,521)
  Non-U.S. currency transactions                                                             122                  (1,019,399)
 Net unrealized appreciation (depreciation) on:
  Investments                                                                            682,893
  Non-U.S. currency translations                                                             (15)                    682,878
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                            (336,521)
Net decrease in net assets resulting
 from operations                                                                                                  $ (364,219)



See Notes to Financial Statements




 (dollars in thousands)
Statement of changes in net assets

 Year ended 'September 30
                                                                                               2002                        2001
Operations:
 Net investment loss                                                                     $  (27,698)                  $  (1,572)
 Net realized loss on investments and
  non-U.S. currency transactions                                                         (1,019,399)                 (1,118,567)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                         682,878                  (5,126,253)
  Net decrease in net assets
   resulting from operations                                                               (364,219)                 (6,246,392)

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                                      (14,969)                          -
  Distributions from net realized gain
   on investments                                                                                 -                  (1,844,409)
    Total dividends and distributions paid
     to shareholders                                                                        (14,969)                 (1,844,409)

Capital share transactions                                                                 (431,741)                  1,295,521

Total decrease in net assets                                                               (810,929)                 (6,795,280)

Net assets:
 Beginning of year                                                                        7,375,421                  14,170,701
 End of year (including accumulated
  net investment loss of
   $(51,687) and $(17,883),
  respectively)                                                                         $ 6,564,492                  $7,375,421



See Notes to Financial Statements


Notes to financial statements


1. Organization and significant accounting policies

Organization - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class         Up to 5.75%                 None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended September 30, 2002, non-U.S. taxes paid on realized gains were $769,000. As of September 30, 2002, non-U.S. taxes provided on unrealized gains were $67,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; cost of investments sold; net capital losses and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September 30, 2002, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $7,709,788,000.

During the year ended September 30, 2002, the fund reclassified $368,000 from additional paid-in capital and $8,495,000 from undistributed net realized gains to undistributed net investment income to align financial reporting with tax reporting.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Accumulated net investment income and currency losses                                                        (15,000)
Loss deferrals related to non-U.S. currency that were realized during the period November 1,                  (1,063)
2001 through September 30, 2002
Short-term and long-term capital loss deferrals                                                           (2,138,872)
Gross unrealized appreciation on investment securities                                                        936,989
Gross unrealized depreciation on investment securities                                                    (2,089,506)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $53,865,000 and $1,186,404,000 expiring in 2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $898,602,000 that were realized during the period November 1, 2001 through September 30, 2002.

The tax character of distributions paid was as follows (dollars in thousands):


Year ended September 30, 2002
                                      Distributions from ordinary income
Share class                     Net investment income and currency gains           Short-term capital gains

Class A                                                         $ 14,919                                $ -
Class C                                                                6                                  -
Class F                                                               44                                  -
Total                                                           $ 14,969                                $ -





                                Distributions from long-term capital gains        Total distributions paid
Class A                                                                $ -                        $ 14,919
Class C                                                                  -                               6
Class F                                                                  -                              44
Total                                                                  $ -                        $ 14,969




Year ended September 30, 2001
                                      Distributions from ordinary income
Share class                     Net investment income and currency gains           Short-term capital gains
Class A                                                                -                                  -
Class B                                                                -                                  -
Total                                                                  -                                  -




                                Distributions from long-term capital gains        Total distributions paid
Share class                                                    $ 1,832,488                     $ 1,832,488
Class A                                                             11,921                          11,921
Class B                                                        $ 1,844,409                     $ 1,844,409
Total



4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the year ended September 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.670% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2002, there were no unreimbursed expenses which remain subject to reimbursement for Class A or for Class 529-A.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended September 30, 2002, were as follows (dollars in thousands):

         -----------------------------------------------------------------------
           Share class     Distribution    Transfer agent     Administrative
                             services         services           services
         -----------------------------------------------------------------------
             Class A          $19,984          $14,504        Not applicable
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
             Class B           1,228             266          Not applicable
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
             Class C            442                                 $97





                                              Included
                                                 in
                                           administrative
                                              services
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
             Class F            48                                  43
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
           Class 529-A          10                                  16
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
           Class 529-B          12                                   4
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
           Class 529-C          24                                   8
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
           Class 529-E           1                                   1
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
           Class 529-F          -*                                   -
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
            Class R-1           -*                                  -*
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
            Class R-2            2                                   3
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
            Class R-3            1                                   1
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
            Class R-4           -*                                  -*
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
            Class R-5     Not applicable                             20
         -----------------------------------------------------------------------
         * Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended September 30, 2002
                                                              Reinvestments of dividends
Share class                          Sales(1)                          and distributions            Repurchases(1)
                                      Amount         Shares            Amount Shares            Amount   Shares

Class A                          $ 1,421,738         66,536          $ 14,140    631      $ (2,088,680) (98,892)
Class B                               67,429          3,183                 -      -           (20,798)  (1,007)
Class C                               83,268          4,003                 6    - *           (32,956)  (1,644)
Class F                               46,726          2,199                38      2           (25,762)  (1,219)
Class 529-A(2)                        18,779            875                 -      -              (214)     (11)
Class 529-B(2)                         3,915            185                 -      -               (16)      (1)
Class 529-C(2)                         8,196            384                 -      -               (94)      (5)
Class 529-E(2)                           798             38                 -      -               - *      - *
Class 529-F(2)                             1            - *                 -      -                 -        -
Class R-1(3)                              21              1                 -      -               - *      - *
Class R-2(3)                           2,903            157                 -      -              (390)     (22)
Class R-3(3)                           2,790            154                 -      -              (328)     (18)
Class R-4(3)                              14              1                 -      -                 -        -
Class R-5(3)                          70,305          3,177                 -      -            (3,570)    (180)
Total net increase
   (decrease) in fund            $ 1,726,883         80,893          $ 14,184    633      $ (2,172,808) 102,999)





                           Net increase (decrease)
                                           Amount        Shares
Class A                                $ (652,802)      (31,725)
Class B                                    46,631         2,176
Class C                                    50,318         2,359
Class F                                    21,002           982
Class 529-A(2)                             18,565           864
Class 529-B(2)                              3,899           184
Class 529-C(2)                              8,102           379
Class 529-E(2)                                798            38
Class 529-F(2)                                  1           - *
Class R-1(3)                                   21             1
Class R-2(3)                                2,513           135
Class R-3(3)                                2,462           136
Class R-4(3)                                   14             1
Class R-5(3)                               66,735         2,997
Total net increase
   (decrease) in fund                  $ (431,741)      (21,473)



Year ended September 30, 2001
                                                              Reinvestments of dividends
Share class                          Sales(1)                          and distributions            Repurchases(1)
                                      Amount         Shares            Amount Shares            Amount   Shares
Class A                          $ 1,723,568         65,277       $ 1,753,884 62,976      $ (2,289,551) (88,422)
Class B                               75,764          2,886            11,688    423           (10,348)    (416)
Class C(4)                            21,774            950                 -      -              (564)     (26)
Class F(4)                            25,571          1,085                 -      -           (16,265)    (686)
Total net increase
   (decrease) in fund            $ 1,846,677         70,198       $ 1,765,572 63,399      $ (2,316,728) (89,550)




                                        Net increase
                                   Amount        Shares

Class A                        $ 1,187,901        39,831
Class B                             77,104         2,893
Class C(4)                          21,210           924
Class F(4)                           9,306           399
Total net increase
   (decrease) in fund          $ 1,295,521        44,047




* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.




6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2002, the total value of restricted securities was $329,782,000, which represents 5.02% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,748,375,000 and $4,010,299,000, respectively, during the year ended September 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2002, the custodian fee of $1,519,000 includes $32,000 that was offset by this reduction, rather than paid in cash.

8. Transactions with affiliates
If the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer, that issuer is considered to be an affiliated issuer, as defined under the Investment Company Act of 1940. A summary of the fund's transactions in the securities of affiliated issuers during the year ended September 30, 2002 is as follows:




                                        Beginning                                    Ending      Realized     Realized
Company                                    shares    Purchases           Sales       shares     Gain/Loss    Gain/Loss
                                                                                                                  (000)

Advanced Energy Industries/1/           1,447,000      325,000       1,447,000      325,000
African Lakes/1/                        7,586,900            -       7,586,900            -             -            -
AimGlobal Technologies/1/                 650,000            -         650,000            -             -            -
Aldata Solution                         1,837,300    2,400,000               -    4,237,300             -            -
Alphameric                              4,925,000    1,700,000               -    6,625,000             -            -
alphyra group                             898,200      950,000               -    1,848,200             -            -
American Healthways                             -      900,000               -      900,000             -            -
Anoto Group                             2,946,600    6,988,266               -    9,934,866             -            -
ASM International                               -    2,746,800               -    2,746,800             -            -
Aspect Medical Systems                  1,137,000            -               -    1,137,000             -            -
Aspen Technology/1/                     1,625,000      533,000       1,625,000      533,000             -            -
AudioCodes/1/                           2,300,000            -       2,300,000            -             -            -
Avigen/1/                               1,050,000            -         600,000      450,000             -            -
Avocet Mining/1/                        3,700,000            -       3,700,000            -             -            -
Baycorp Advantage                               -   13,892,100               -   13,892,100             -            -
BKN International                         500,000            -               -      500,000             -            -
Black Box/1/                            1,084,000            -       1,084,000            -             -            -
BRL Hardy/1/                            8,668,238      940,850       1,968,021    7,641,067             -            -
Cadiz                                   2,300,000            -               -    2,300,000             -            -
Cafe de Coral Holdings                          -   28,192,000               -   28,192,000             -            -
Caliper Technologies/1/                 1,548,500            -         858,500      690,000             -            -
Cambrex                                 1,480,000            -         180,000    1,300,000   $(1,693,890)     $(1,694)
Centene                                         -      650,000               -      650,000             -            -
Cheil Communications                      170,000      128,000               -      298,000             -            -
CIMA LABS/1/                              617,200      200,000         507,200      310,000
Computer Access Technology/1/           1,000,000            -       1,000,000            -             -            -
Concord Camera/1/                       1,400,800            -       1,400,800            -             -            -
Daelim Industrial                               -    2,425,000               -    2,425,000             -            -
DDi/1/                                  3,100,000            -         825,000    2,275,000             -            -
dELiA*s                                 2,750,000            -               -    2,750,000             -            -
DFS Furniture/1/                        6,478,870            -       2,501,800    3,977,070             -            -
diCarta/1/                              1,650,165                    1,547,030      103,135             -            -
Documentum/1/                           2,366,900            -       2,366,900            -             -            -
DoubleClick/1/                          4,575,000    3,700,000       4,235,600    4,039,400
DSP Group/1/                            1,411,000            -       1,411,000            -             -            -
EarthLink                               5,673,000    2,208,700         350,000    7,531,700     2,608,608        2,609
Education Management                    1,625,000      200,000               -    1,825,000             -            -
Ekornes                                 1,670,000      560,000               -    2,230,000             -            -
Elantec Semiconductor/1/                1,200,000            -       1,200,000            -             -            -
Enerflex Systems/1/                       625,000      270,000                      895,000
EUROBIKE/1/                               364,000            -         364,000            -             -            -
Exar/1/                                 2,525,000            -       2,125,000      400,000             -            -
Extended Stay America                   6,190,000            -               -    6,190,000             -            -
Faraday Technology/1/                   7,000,000    1,737,300       2,691,000    6,046,300             -            -
First Quantum Minerals                  2,540,000            -               -    2,540,000             -            -
Fitness First                                   -    6,662,500               -    6,662,500             -            -
Gabriel Resources                       5,260,000      900,000               -    6,160,000             -            -
Generex Biotechnology/1/                1,243,467            -       1,079,000      164,467             -            -
Genetronics Biomedical/1/               2,090,000      360,000       2,330,000      120,000             -            -
Hana Microelectronics                   8,600,000    1,435,000       1,385,600    8,649,400       (66,556)         (66)
Hilb, Rogal and Hamilton                        -    1,780,000               -    1,780,000             -            -
HiQ International                       2,820,000            -         404,500    2,415,500      (675,741)        (676)
HNC Software/1/                         2,089,000        1,600       2,090,600            -             -            -
HotJobs.com/1/                          2,350,000            -       2,350,000            -             -            -
Hyosung                                         -    1,720,000               -    1,720,000             -            -
IDEXX Laboratories/1/                   2,181,300            -       1,956,300      225,000             -            -
ILEX Oncology/1/                        1,374,500      132,500         678,600      828,400             -            -
Imagistics International                        -    1,211,100         210,000    1,001,100     1,219,704        1,220
Independent Insurance Group/1/         14,540,000            -      14,540,000            -             -            -
Informatics Holdings                   16,964,000            -         899,000   16,065,000       298,488          298
Infoteria                                   2,672            -               -        2,672             -            -
Integrated Defense Technologies                 -      996,300               -      996,300             -            -
International Energy Group              4,640,000            -               -    4,640,000             -            -
Internet Auction                          558,643      118,800               -      677,443             -            -
InternetStudios.com/1/                    794,000       39,700         833,700            -             -            -
Intertape Polymer Group/1/              1,700,000            -       1,700,000            -             -            -
ITE Group/1/                           16,708,233            -      16,708,233            -             -            -
J D Wetherspoon                         9,404,935    1,980,681               -   11,385,616             -            -
Kingboard Chemical Holdings            30,492,000    4,550,000               -   35,042,000             -            -
Lions Gate Entertainment                2,500,000      303,500               -    2,803,500             -            -
LTG Technologies                        3,500,000   14,285,714               -   17,785,714             -            -
Lumenis                                 1,520,000      750,000               -    2,270,000             -            -
Mandarin Oriental International        43,000,000   10,000,000               -   53,000,000             -            -
MemberWorks/1/                          1,000,000            -       1,000,000            -             -            -
Mercury Computer Systems                  880,000    1,035,700         480,000    1,435,700     5,489,760        5,490
Michaels Stores/1/                      2,215,000    2,065,000       1,304,500    2,975,500                          -
Micronic Laser Systems                  1,319,476            -               -    1,319,476             -            -
Midas/1/                                  903,000            -         903,000            -             -            -
MIPS Technologies/1/                    2,485,000            -       2,485,000            -             -            -
Morton's Restaurant Group/1/              396,000            -         396,000            -             -            -
Mosaic Group/1/                         4,285,800            -       4,285,800            -             -            -
Muse Prime Software                     1,770,000            -               -    1,770,000             -            -
Navan Mining                                    -   13,800,000               -   13,800,000             -            -
New Focus/1/                            4,930,000    1,760,000       4,230,000    2,460,000             -            -
Nissin/1/                               1,725,000       75,500       1,800,500            -             -            -
O2Micro International                   1,253,600    1,298,600         402,200    2,150,000       (81,781)         (82)
OPNET Technologies                      1,045,500            -               -    1,045,500             -            -
P.F. Chang's China Bistro/1/              765,500      765,500         819,000      712,000             -            -
P4 Radio Hele Norge                     1,648,000            -               -    1,648,000             -            -
Paladin Resources                      11,270,998    4,812,992               -   16,083,990             -            -
Performance Food Group                  1,460,000    1,460,000               -    2,920,000             -            -
Photobition Group/1/                    6,200,000            -       6,200,000            -             -            -
Polaris Software Lab/1/                 2,631,457            -       2,631,457            -             -            -
Power Integrations/1/                   1,653,100      590,300       1,393,400      850,000             -            -
Province Healthcare                             -    3,095,000               -    3,095,000             -            -
PSD Group                               1,628,000            -               -    1,628,000             -            -
Q-Med                                   1,005,000      605,000               -    1,610,000             -            -
RedEnvelope                             2,525,124    1,018,681               -    3,543,805             -            -
Robert Walters                          5,000,000            -               -    5,000,000             -            -
Rogers                                    956,800            -               -      956,800             -            -
Salix Pharmaceuticals/1/                  960,000            -         840,200      119,800             -            -
Sanctuary Group                        11,470,839    8,000,000               -   19,470,839             -            -
SBS Broadcasting                        1,457,000      343,000               -    1,800,000             -            -
School Specialty                        1,130,000       52,900         102,900    1,080,000       990,294          990
Scios/1/                                2,500,000            -         245,000    2,255,000             -            -
Sharper Image                             775,000            -               -      775,000             -            -
Steak n Shake                           1,718,750            -          19,600    1,699,150        82,937           83
Stratos Lightwave/1/                    3,587,200            -       3,587,200            -             -            -
SuSE Linux/1/                              37,813       37,813               -       75,626             -            -
Sylvan Learning Systems                         -    2,620,000               -    2,620,000             -            -
Techem                                          -    1,567,335               -    1,567,335             -            -
Teleca/1/                               6,370,000    2,893,241       6,370,000    2,893,241             -            -
Telelogic                              13,069,500            -         617,000   12,452,500      (103,974)        (104)
Thistle Mining/1/                       6,264,309            -               -    6,264,309             -            -
Transgenomic                              825,000      700,000               -    1,525,000             -            -
TranSwitch/1/                           5,375,000            -       5,375,000            -             -            -
Trimble Navigation/1/                   1,500,000            -       1,500,000            -             -            -
Tsakos Energy Navigation/1/               682,903            -               -      682,903             -            -
United Therapeutics/1/                  1,305,000            -       1,305,000            -             -            -
Urologix                                        -      900,000               -      900,000             -            -
Venture Production                              -    6,021,600               -    6,021,600             -            -
webMethods/1/                           3,023,300            -       3,023,300            -             -            -
Western Oil Sands                       2,810,000      828,333         360,000    3,278,333             -            -
Woongjin.com                                    -    1,956,980               -    1,956,980             -            -
Xinao Gas Holdings                              -   37,300,000               -   37,300,000             -            -
Zeevo                                   1,587,301            -               -    1,587,301             -            -
Zenith National Insurance                       -    1,050,000               -    1,050,000             -            -
ZOOTS                                   3,266,613    9,316,381               -   12,582,994             -            -
                                                                                               $6,078,555   $6,070,486


                                        Interest                                                                  Market
                                             and                                                                value of
                                        Dividend    Dividend           Book             Book        Ending    affiliates
                                          income      income           Cost             Cost         Value    at 9/30/02
                                                        (000)                           (000)                       (000)
Advanced Energy Industries/1/
African Lakes/1/                              -           -              -                -             -             -
AimGlobal Technologies/1/                     -           -              -                -             -             -
Aldata Solution                               -           -    $23,436,598          $23,437    $3,306,293        $3,306
Alphameric                             $132,458        $133     14,215,801           14,216     5,509,502         5,510
alphyra group                                 -           -      7,334,429            7,334     2,555,654         2,556
American Healthways                           -           -     20,347,224           20,347    14,553,000        14,553
Anoto Group                                   -           -     38,271,595           38,272     4,998,118         4,998
ASM International                             -           -     40,779,344           40,779    24,858,540        24,859
Aspect Medical Systems                        -           -     24,771,431           24,771     3,297,300         3,297
Aspen Technology/1/                           -           -              -                -             -             -
AudioCodes/1/                                 -           -              -                -             -             -
Avigen/1/                                     -           -              -                -             -             -
Avocet Mining/1/                              -           -              -                -             -             -
Baycorp Advantage                       304,015         304     28,678,188           28,678    23,965,956        23,966
BKN International                             -           -     16,552,350           16,552       148,155           148
Black Box/1/                                  -           -              -                -             -             -
BRL Hardy/1/                                  -         856              -                -             -             -
Cadiz                                         -           -     13,491,606           13,492     6,900,000         6,900
Cafe de Coral Holdings                  766,354         766     14,756,718           14,757    18,796,595        18,797
Caliper Technologies/1/                       -           -              -                -             -             -
Cambrex                                 166,800         167     24,050,638           24,051    47,840,000        47,840
Centene                                       -           -     13,758,126           13,758    17,348,500        17,348
Cheil Communications                    161,417         161     27,788,943           27,789    25,206,537        25,207
CIMA LABS/1/
Computer Access Technology/1/                 -           -              -                -             -             -
Concord Camera/1/                             -           -              -                -             -             -
Daelim Industrial                             -           -     29,226,132           29,226    28,477,868        28,478
DDi/1/                                        -           -              -                -             -             -
dELiA*s                                       -           -     15,956,163           15,956     2,887,500         2,888
DFS Furniture/1/                              -       2,037              -                -             -             -
diCarta/1/                                    -           -              -                -             -             -
Documentum/1/                                 -           -              -                -             -             -
DoubleClick/1/
DSP Group/1/                                  -           -              -                -             -             -
EarthLink                                     -           -     72,229,520           72,230    40,219,278        40,219
Education Management                          -           -     57,929,227           57,929    80,792,750        80,793
Ekornes                                 680,285         680     18,124,529           18,125    22,420,378        22,420
Elantec Semiconductor/1/                      -           -              -                -             -             -
Enerflex Systems/1/
EUROBIKE/1/                                   -           -              -                -             -             -
Exar/1/                                       -           -              -                -             -             -
Extended Stay America                         -           -     60,465,499           60,465    78,613,000        78,613
Faraday Technology/1/                         -           -              -                -             -             -
First Quantum Minerals                        -           -      5,446,365            5,446     4,648,785         4,648
Fitness First                                 -           -     36,737,813           36,738    22,999,083        22,999
Gabriel Resources                             -           -     11,157,287           11,157    20,215,841        20,215
Generex Biotechnology/1/                      -           -              -                -             -             -
Genetronics Biomedical/1/                     -           -              -                -             -             -
Hana Microelectronics                   540,695         541     31,421,612           31,422    12,993,090        12,993
Hilb, Rogal and Hamilton                440,116         440     65,580,724           65,581    73,425,000        73,425
HiQ International                       108,880         109      9,015,030            9,015       937,451           937
HNC Software/1/                               -           -              -                -             -             -
HotJobs.com/1/                                -           -              -                -             -             -
Hyosung                                       -           -     25,598,026           25,598    17,514,987        17,515
IDEXX Laboratories/1/                         -           -              -                -             -             -
ILEX Oncology/1/                              -           -              -                -             -             -
Imagistics International                      -           -     17,057,135           17,057    17,369,085        17,369
Independent Insurance Group/1/                -           -              -                -             -             -
Informatics Holdings                     65,551          66      7,848,829            7,849    10,666,610        10,667
Infoteria                                     -           -      6,240,658            6,241     1,372,340         1,372
Integrated Defense Technologies               -           -     26,468,940           26,469    19,627,110        19,627
International Energy Group              343,487         344     12,381,336           12,381    13,833,186        13,833
Internet Auction                              -           -     11,729,537           11,730     9,290,710         9,291
InternetStudios.com/1/                        -           -              -                -             -             -
Intertape Polymer Group/1/                    -           -              -                -             -             -
ITE Group/1/                                  -         354              -                -             -             -
J D Wetherspoon                         525,306         525     38,516,155           38,516    52,970,229        52,970
Kingboard Chemical Holdings             473,341         473     15,893,940           15,894    18,693,488        18,694
Lions Gate Entertainment                      -           -     11,849,377           11,849     5,353,313         5,353
LTG Technologies                              -           -      6,000,168            6,000     1,255,840         1,256
Lumenis                                       -           -     54,487,792           54,488     8,898,400         8,898
Mandarin Oriental International          52,675          53     35,488,918           35,489    24,380,000        24,380
MemberWorks/1/                                -           -              -                -             -             -
Mercury Computer Systems                      -           -     47,070,179           47,070    33,882,520        33,883
Michaels Stores/1/                            -           -              -                -             -             -
Micronic Laser Systems                        -           -     22,105,467           22,105     5,803,646         5,804
Midas/1/                                      -           -              -                -             -             -
MIPS Technologies/1/                          -           -              -                -             -             -
Morton's Restaurant Group/1/                  -           -              -                -             -             -
Mosaic Group/1/                               -           -              -                -             -             -
Muse Prime Software                           -           -     17,558,400           17,558     2,371,800         2,372
Navan Mining                                  -           -      3,927,204            3,927     1,407,483         1,407
New Focus/1/                                  -           -              -                -             -             -
Nissin/1/                                     -           6              -                -             -             -
O2Micro International                         -           -     33,520,906           33,521    16,942,000        16,942
OPNET Technologies                            -           -     21,251,483           21,251     6,618,015         6,618
P.F. Chang's China Bistro/1/                  -           -              -                -             -             -
P4 Radio Hele Norge                     173,321         173      7,981,244            7,981     1,957,139         1,957
Paladin Resources                       125,286         125     10,097,745           10,098    17,161,424        17,161
Performance Food Group                        -           -     65,723,919           65,724    99,163,200        99,163
Photobition Group/1/                          -           -              -                -             -             -
Polaris Software Lab/1/                       -           -              -                -             -             -
Power Integrations/1/                         -           -              -                -             -             -
Province Healthcare                           -           -     70,467,221           70,467    53,079,250        53,079
PSD Group                               216,229         216     15,180,188           15,180     4,087,192         4,087
Q-Med                                         -           -     29,298,483           29,298     9,025,442         9,025
RedEnvelope                                   -           -      5,649,998            5,650     2,275,732         2,276
Robert Walters                          307,823         308     12,003,119           12,003     4,864,210         4,864
Rogers                                        -           -     24,896,058           24,896    22,341,280        22,341
Salix Pharmaceuticals/1/                      -           -              -                -             -             -
Sanctuary Group                          49,148          49     19,032,929           19,033    10,295,921        10,296
SBS Broadcasting                              -           -     48,106,563           48,107    23,616,000        23,616
School Specialty                              -           -     17,174,279           17,174    27,010,800        27,011
Scios/1/                                      -           -              -                -             -             -
Sharper Image                                 -           -      8,635,007            8,635    14,818,000        14,818
Steak n Shake                                 -           -     16,502,573           16,503    18,690,650        18,691
Stratos Lightwave/1/                          -           -              -                -             -             -
SuSE Linux/1/                                 -           -              -                -             -             -
Sylvan Learning Systems                       -           -     58,778,941           58,779    35,841,600        35,842
Techem                                        -           -     19,350,972           19,351    10,371,980        10,372
Teleca/1/                                     -         170              -                -             -             -
Telelogic                                     -           -     43,755,616           43,756     4,913,341         4,913
Thistle Mining/1/                             -           -              -                -             -             -
Transgenomic                                  -           -     14,586,141           14,586     5,814,825         5,815
TranSwitch/1/                                 -           -              -                -             -             -
Trimble Navigation/1/                         -           -              -                -             -             -
Tsakos Energy Navigation/1/                   -           -              -                -             -             -
United Therapeutics/1/                        -           -              -                -             -             -
Urologix                                      -           -     14,199,003           14,199     4,104,000         4,104
Venture Production                            -           -     14,550,152           14,550    13,227,890        13,228
webMethods/1/                                 -           -              -                -             -             -
Western Oil Sands                             -           -     22,196,935           22,197    50,483,639        50,484
Woongjin.com                                  -           -      9,843,144            9,843     6,267,736         6,268
Xinao Gas Holdings                            -           -     12,758,505           12,759     7,412,940         7,413
Zeevo                                         -           -              -                -             -         3,981
Zenith National Insurance               437,300         437     31,653,606           31,654    27,741,000        27,741
ZOOTS                                         -           -      8,166,533            8,167     4,733,715         4,734

                                            $(2)     $9,493             $3   $1,332,157,549            $-    $1,339,444


/1/Unaffiliated issuer at 9/30/2002.


Financial Highlights (1)

                                                         Income from investment operations(2)
                                                                                     Net
                                         Net asset                               (losses)gains
                                            value,            Net          on securities   Total from
                                         beginning     investment         (both realized   investment
                                         of period          (loss)income  and unrealized)  operations

Class A:
 Year ended 9/30/2002                       $18.62          $(.07)                 $(.98)      $(1.05)
 Year ended 9/30/2001                        40.24           - (3)                (16.33)      (16.33)
 Year ended 9/30/2000                        29.57           - (3)                 11.29        11.29
 Year ended 9/30/1999                        22.14            .03                   8.78         8.81
 Year ended 9/30/1998                        30.72            .07                  (6.10)       (6.03)
Class B:
 Year ended 9/30/2002                        18.38           (.23)                  (.95)       (1.18)
 Year ended 9/30/2001                        40.08           (.21)                (16.20)      (16.41)
 Period from 3/15/2000 to 9/30/2000          47.11           (.12)                 (6.91)       (7.03)
Class C:
 Year ended 9/30/2002                        18.33           (.22)                  (.95)       (1.17)
 Period from 3/15/2001 to 9/30/2001          23.06           (.16)                 (4.57)       (4.73)
Class F:
 Year ended 9/30/2002                        18.60           (.07)                  (.98)       (1.05)
 Period from 3/15/2001 to 9/30/2001          23.27           (.03)                 (4.64)       (4.67)
Class 529-A:
 Period from 2/19/2002 to 9/30/2002          21.68           (.03)                 (4.12)       (4.15)
Class 529-B:
 Period from 2/20/2002 to 9/30/2002          21.82           (.14)                 (4.25)       (4.39)
Class 529-C:
 Period from 2/20/2002 to 9/30/2002          21.82           (.14)                 (4.24)       (4.38)
Class 529-E:
 Period from 3/15/2002 to 9/30/2002          23.21           (.06)                 (5.65)       (5.71)
Class 529-F:
 Period from 9/17/2002 to 9/30/2002          18.24           - (3)                  (.71)        (.71)
Class R-1:
 Period from 6/19/2002 to 9/30/2002          21.60           (.04)                 (4.07)       (4.11)
Class R-2:
 Period from 5/31/2002 to 9/30/2002          22.62           (.05)                 (5.08)       (5.13)
Class R-3:
 Period from 6/20/2002 to 9/30/2002          21.43           (.02)                 (3.90)       (3.92)
Class R-4:
 Period from 7/24/2002 to 9/30/2002          18.55           (.01)                 (1.01)       (1.02)
Class R-5:
 Period from 5/15/2002 to 9/30/2002          23.36           - (3)                 (5.81)       (5.81)




                                            Dividends and distributions

                                         Dividends
                                         (from net    Distributions                     Net asset
                                        investment    (from capital            Total   value, end         Total
                                            income)           gains)   distributions    of period      return(4)



Class A:                                      $(.04)               -            $(.04)      $17.53         (5.69)%
 Year ended 9/30/2002                             -           $(5.29)           (5.29)       18.62        (44.95)
 Year ended 9/30/2001                          (.02)            (.60)            (.62)       40.24         38.42
 Year ended 9/30/2000                          (.09)           (1.29)           (1.38)       29.57         41.42
 Year ended 9/30/1999                          (.05)           (2.50)           (2.55)       22.14        (20.70)
 Year ended 9/30/1998
Class B:                                          -                -                -        17.20         (6.42)
 Year ended 9/30/2002                             -            (5.29)           (5.29)       18.38        (45.38)
 Year ended 9/30/2001                             -                -                -        40.08        (14.92)
 Period from 3/15/2000 to 9/30/2000
Class C:                                       (.01)               -             (.01)       17.15         (6.42)
 Year ended 9/30/2002                             -                -                -        18.33        (20.51)
 Period from 3/15/2001 to 9/30/2001
Class F:                                       (.07)               -             (.07)       17.48         (5.73)
 Year ended 9/30/2002                             -                -                -        18.60        (20.07)
 Period from 3/15/2001 to 9/30/2001
Class 529-A:                                      -                -                -        17.53        (19.14)
 Period from 2/19/2002 to 9/30/2002
Class 529-B:                                      -                -                -        17.43        (20.12)
 Period from 2/20/2002 to 9/30/2002
Class 529-C:                                      -                -                -        17.44        (20.07)
 Period from 2/20/2002 to 9/30/2002
Class 529-E:                                      -                -                -        17.50        (24.60)
 Period from 3/15/2002 to 9/30/2002
Class 529-F:                                      -                -                -        17.53         (3.89)
 Period from 9/17/2002 to 9/30/2002
Class R-1:                                        -                -                -        17.49        (19.03)
 Period from 6/19/2002 to 9/30/2002
Class R-2:                                        -                -                -        17.49        (22.68)
 Period from 5/31/2002 to 9/30/2002
Class R-3:                                        -                -                -        17.51        (18.29)
 Period from 6/20/2002 to 9/30/2002
Class R-4:                                        -                -                -        17.53         (5.50)
 Period from 7/24/2002 to 9/30/2002
Class R-5:                                        -                -                -        17.55        (24.87)
 Period from 5/15/2002 to 9/30/2002




                                                             Ratio of              Ratio of
                                             Net assets,     expenses           net(loss)income
                                             end of year   to average            to average
                                            (in millions)  net assets            net assets



Class A:
 Year ended 9/30/2002                          $6,283        1.17%                  (.32)%
 Year ended 9/30/2001                           7,265         1.09                  (.01)
 Year ended 9/30/2000                          14,098         1.10                     -   (8)
 Year ended 9/30/1999                           8,983         1.09                   .12
 Year ended 9/30/1998                           7,102         1.06                   .27
Class B:
 Year ended 9/30/2002                             118         1.95                 (1.09)
 Year ended 9/30/2001                              86         1.89                  (.81)
 Period from 3/15/2000 to 9/30/2000                73         1.84   (6)            (.57)  (6)
Class C:
 Year ended 9/30/2002                              56         1.96                 (1.08)
 Period from 3/15/2001 to 9/30/2001                17         2.11   (6)           (1.11)  (6)
Class F:
 Year ended 9/30/2002                              24         1.20                  (.32)
 Period from 3/15/2001 to 9/30/2001                 7         1.23   (6)            (.21)  (6)
Class 529-A:
 Period from 2/19/2002 to 9/30/2002                15         1.19   (6)            (.25)  (6)
Class 529-B:
 Period from 2/20/2002 to 9/30/2002                 3         2.08   (6)           (1.15)  (6)
Class 529-C:
 Period from 2/20/2002 to 9/30/2002                 7         2.05   (6)           (1.12)  (6)
Class 529-E:
 Period from 3/15/2002 to 9/30/2002                 1         1.51   (6)            (.60)  (6)
Class 529-F:
 Period from 9/17/2002 to 9/30/2002              - (5)         .04                   .01
Class R-1:
 Period from 6/19/2002 to 9/30/2002              - (5)         .54   (7)            (.22)
Class R-2:
 Period from 5/31/2002 to 9/30/2002                 2          .63   (7)            (.29)
Class R-3:
 Period from 6/20/2002 to 9/30/2002                 2          .42   (7)            (.11)
Class R-4:
 Period from 7/24/2002 to 9/30/2002              - (5)         .21   (7)            (.03)
Class R-5:
 Period from 5/15/2002 to 9/30/2002                53          .31                   .01


Year ended September 30

                                                                  2002         2001        2000         1999          1998

Portfolio turnover rate for all classes of shares                  51%          60%         63%          50%           44%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Amount less than one cent.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services.
    Had CRMC not paid such fees, expense ratios would have been 7.56%,
    .85%, .52%, and .70% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively.
    Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
(8) Amount less than .01 percent.



Independent Auditors' Report

To the Board of Directors and Shareholders of SMALLCAP World Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of SMALLCAP World Fund, Inc. (the "Fund"), including the investment portfolio, as of September 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMALLCAP World Fund, Inc. as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 1, 2002


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 0.32% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

[logo - American Funds (sm)]



                                          The right choice for the long term/SM/




SMALLCAP
World Fund/(R)/












TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 8    Management and Organization
10    Purchase, Exchange and Sale of Shares
12    Sales Charges
13    Sales Charge Reductions
14    Individual Retirement Account (IRA) Rollovers
14    Plans of Distribution
15    Distributions and Taxes
16    Financial Highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2002

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                               SMALLCAP World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   6.69%
1993  30.03
1994  -2.85
1995  22.70
1996  19.75
1997  11.83
1998   0.38
1999  61.64
2000 -15.56
2001 -17.35
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST     34.63%  (quarter ended December 31, 1999)
LOWEST     -25.22%  (quarter ended September 30, 2001)


The total return for the nine months ended September 30, 2002 was -23.52%.


                                     2
SMALLCAP World Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 6 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/30/90         -22.09%     3.60%       8.98%        9.94%
 Salomon Smith Barney World       -4.14%     2.56%       6.74%        7.01%
Smallcap Index/2/
 Consumer Price Index/3/           1.55%     2.18%       2.51%        2.74%


1 Lifetime results are as of the date Class A shares first became available.
2 The Salomon Smith Barney World Smallcap Index tracks approximately 5,100 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     3
                                               SMALLCAP World Fund / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/     none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends    none        none
------------------------------------------------------------------------------
 Maximum deferred sales charge                           none        none
------------------------------------------------------------------------------
 Redemption or exchange fees                             none        none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
-------------------------------------------------------------------------------
 Management Fees               0.67%   0.67%   0.67%   0.67%   0.67%    0.67%
-------------------------------------------------------------------------------
 Distribution and/or Service   0.25%   1.00%   0.75%   0.50%   0.25%    none
 (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses/3/             0.25%   0.24%   0.44%   0.30%   0.22%    0.17%
-------------------------------------------------------------------------------
 Total Annual Fund Operating   1.17%   1.91%   1.86%   1.47%   1.14%    0.84%
 Expenses
-------------------------------------------------------------------------------



1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

3 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
------------------------------------------------------------------------
 Class A/1/                 $687       $925        $1,182      $1,914
------------------------------------------------------------------------
 R-1                        $194       $600        $1,032      $2,233
------------------------------------------------------------------------
 R-2                        $189       $585        $1,006      $2,180
------------------------------------------------------------------------
 R-3                        $150       $465        $  803      $1,757
------------------------------------------------------------------------
 R-4                        $116       $362        $  628      $1,386
------------------------------------------------------------------------
 R-5                        $ 86       $268        $  466      $1,037
------------------------------------------------------------------------


1 Reflects the maximum initial sales charge in the first year.


                                     4
SMALLCAP World Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations, typically between $50 million to $1.5 billion at time of purchase.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term growth opportunities. This can be accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     5
                                               SMALLCAP World Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/30/90         -17.35%     4.84%       9.63%       10.50%
 Salomon Smith Barney World       -4.14%     2.56%       6.74%        7.01%
Smallcap Index/2/
 Lipper Global Small-Cap Funds   -15.49%     6.01%       8.07%        8.87%
Average/3/
 Consumer Price Index/4/           1.55%     2.18%       2.51%        2.74%



1 Lifetime results are as of the date Class A shares first became available. 2 The Salomon Smith Barney World Smallcap Index tracks approximately 5,100 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

3 The Lipper Global Small-Cap Funds Average represents an average of funds that invest at least 25% of their portfolio in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     6
SMALLCAP World Fund / Prospectus

LARGEST INDUSTRY HOLDINGS AS OF SEPTEMBER 30, 2002
[pie chart]
Hotels, Restaurants & Leisure 9.1%
Commercial Services & Supplies 6.7
Specialty Retail 6.5
Media 6.1
Oil & Gas 6.1
All Other Industries 57.8
Cash & Equivalents 7.7
[end chart]






 PERCENT INVESTED BY      PERCENT OF                                PERCENT OF
COUNTRY                   NET ASSETS        TEN LARGEST HOLDINGS    NET ASSETS
 The Americas                57.6%          Michaels Stores            2.1%
--------------------------------------     ------------------------------------
 United States               51.9           Westwood One               1.6
--------------------------------------     ------------------------------------
 Canada                       5.5           Performance Food           1.5
                                           Group
--------------------------------------     ------------------------------------
 Brazil                        .2           Triad Hospitals            1.2
--------------------------------------     ------------------------------------
 Asia/Pacific                18.6%          Education Management       1.2
--------------------------------------     ------------------------------------
 South Korea                  3.8           Extended Stay America      1.2
--------------------------------------     ------------------------------------
 Japan                        3.1           Hilb, Rogal and            1.1
                                           Hamilton
--------------------------------------     ------------------------------------
 Australia                    2.5           Arthur J. Gallagher        1.1
--------------------------------------     ------------------------------------
 Hong Kong                    2.3           Newfield Exploration       1.0
--------------------------------------     ------------------------------------
 India                        2.0           Cheesecake Factory         0.9
--------------------------------------
 Singapore                    1.5
--------------------------------------
 People's Republic of          .9
China
--------------------------------------
 Taiwan                        .8
--------------------------------------
 Other Asia/Pacific           1.7
--------------------------------------
 Europe                      15.5%
--------------------------------------
 United Kingdom               5.3
--------------------------------------
 Germany                      1.7
--------------------------------------
 Switzerland                  1.2
--------------------------------------
 Sweden                       1.1
--------------------------------------
 Finland                      1.1
--------------------------------------
 Ireland                      1.0
--------------------------------------
 Netherlands                   .9
--------------------------------------
 Italy                         .7
--------------------------------------
 Norway                        .6
--------------------------------------
 Other Europe                 1.9
--------------------------------------
 Other Countries               .6%
--------------------------------------
 Cash & Equivalents           7.7%
--------------------------------------
 Total                      100.0%




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                     7
                                               SMALLCAP World Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.


                                     8
SMALLCAP World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for SMALLCAP World Fund are:



 PORTFOLIO COUNSELOR/           PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                      12 years            Senior Vice President and Director, Capital
 Chairman of the Board and                                Research and Management Company
 Principal Executive
 Officer                                                  Investment professional for 31 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 GREGORY W. WENDT                     5 years             Senior Vice President, Capital Research Company
 President and Director         (plus 7 years prior
                              experience as a research    Investment professional for 15 years, all with
                             professional for the fund)   Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------
 J. BLAIR FRANK                       4 years             Vice President, Capital Research Company
 Vice President                 (plus 4 years prior
                              experience as a research    Investment professional for 9 years in total;
                             professional for the fund)   8 years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES                     3 years             Executive Vice President and Director, Capital
 Vice President                 (plus 5 years prior       Research Company
                              experience as a research
                             professional for the fund)   Investment professional for 11 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      11 years            Director, Capital Research and Management Company
                                 (plus 1 year prior
                              experience as a research    Investment professional for 20 years, all with
                             professional for the fund)   Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON                7 years             Senior Vice President, Capital Research and
                                (plus 5 years prior       Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 30 years in total;
                                                          27 years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------




                                     9
                                               SMALLCAP World Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     10
SMALLCAP World Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     11
                                               SMALLCAP World Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4


                                     12
SMALLCAP World Fund / Prospectus
shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     13
                                               SMALLCAP World Fund / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     14
SMALLCAP World Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.


                                     15
                                               SMALLCAP World Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset     Net      on securities               Dividends
                                      value,    investment  (both realized  Total from  (from net   Distributions
                                     beginning    (loss)         and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                  $18.62     $(.07 )       $  (.98)      $ (1.05)     $(.04)       $    -          $ (.04)
Year ended 9/30/2001                   40.24         -/4/       (16.33)       (16.33)         -         (5.29)          (5.29)
Year ended 9/30/2000                   29.57         -/4/        11.29         11.29       (.02)         (.60)           (.62)
Year ended 9/30/1999                   22.14       .03            8.78          8.81       (.09)        (1.29)          (1.38)
Year ended 9/30/1998                   30.72       .07           (6.10)        (6.03)      (.05)        (2.50)          (2.55)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/19/2002 to 9/30/2002     21.60      (.04 )         (4.07)        (4.11)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 9/30/2002     22.62      (.05 )         (5.08)        (5.13)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/20/2002 to 9/30/2002     21.43      (.02 )         (3.90)        (3.92)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 7/24/2002 to 9/30/2002     18.55      (.01 )         (1.01)        (1.02)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002    23.36         -/4/        (5.81)        (5.81)         -             -               -



                                                                Net assets,    Ratio of      Ratio of net
                                       Net asset                  end of      expenses to   (loss) income
                                     value, end of    Total       period      average net   to average net
                                        period      return/3/  (in millions)    assets          assets
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                    $17.53       (5.69)%      $ 6,283       1.17 %         (.32 )%
Year ended 9/30/2001                     18.62      (44.95)         7,265       1.09           (.01 )
Year ended 9/30/2000                     40.24       38.42         14,098       1.10              -/5/
Year ended 9/30/1999                     29.57       41.42          8,983       1.09            .12
Year ended 9/30/1998                     22.14      (20.70)         7,102       1.06            .27
-----------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/19/2002 to 9/30/2002       17.49      (19.03)          -/6/        .54/7/        (.22 )
-----------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 9/30/2002       17.49      (22.68)             2        .63/7/        (.29 )
-----------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/20/2002 to 9/30/2002       17.51      (18.29)             2        .42/7/        (.11 )
-----------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 7/24/2002 to 9/30/2002       17.53       (5.50)          -/6/        .21/7/        (.03 )
-----------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002      17.55      (24.87)            53        .31            .01


SMALLCAP World Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       51%         60%         63%         50%          44%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Amount less than one cent.
5 Amount less than .01 percent.
6 Amount less than 1 million.
7 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 7.56%, .85%, .52% and .70% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
                                               SMALLCAP World Fund / Prospectus

NOTES


                                     18
SMALLCAP World Fund / Prospectus

NOTES


                                     19
                                               SMALLCAP World Fund / Prospectus

NOTES


                                     20
SMALLCAP World Fund / Prospectus

NOTES


                                     21
                                               SMALLCAP World Fund / Prospectus

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-5888
RPSCWF-010-1202/MC
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian     Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.


/s/ CHAD L. NORTON
    CHAD L. NORTON
    SECRETARY

[logo - American Funds (sm)]



                                          The right choice for the long term/SM/




SMALLCAP
World Fund/(R)/












TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 8    Management and Organization
10    Purchase, Exchange and Sale of Shares
12    Sales Charges
13    Sales Charge Reductions
14    Individual Retirement Account (IRA) Rollovers
14    Plans of Distribution
15    Distributions and Taxes
16    Financial Highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2002

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                               SMALLCAP World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   6.69%
1993  30.03
1994  -2.85
1995  22.70
1996  19.75
1997  11.83
1998   0.38
1999  61.64
2000 -15.56
2001 -17.35
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST     34.63%  (quarter ended December 31, 1999)
LOWEST     -25.22%  (quarter ended September 30, 2001)


The total return for the nine months ended September 30, 2002 was -23.52%.


                                     2
SMALLCAP World Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 6 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/30/90         -22.09%     3.60%       8.98%        9.94%
 Salomon Smith Barney World       -4.14%     2.56%       6.74%        7.01%
Smallcap Index/2/
 Consumer Price Index/3/           1.55%     2.18%       2.51%        2.74%


1 Lifetime results are as of the date Class A shares first became available.
2 The Salomon Smith Barney World Smallcap Index tracks approximately 5,100 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     3
                                               SMALLCAP World Fund / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/     none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends    none        none
------------------------------------------------------------------------------
 Maximum deferred sales charge                           none        none
------------------------------------------------------------------------------
 Redemption or exchange fees                             none        none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
-------------------------------------------------------------------------------
 Management Fees               0.67%   0.67%   0.67%   0.67%   0.67%    0.67%
-------------------------------------------------------------------------------
 Distribution and/or Service   0.25%   1.00%   0.75%   0.50%   0.25%    none
 (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses/3/             0.25%   0.24%   0.44%   0.30%   0.22%    0.17%
-------------------------------------------------------------------------------
 Total Annual Fund Operating   1.17%   1.91%   1.86%   1.47%   1.14%    0.84%
 Expenses
-------------------------------------------------------------------------------



1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

3 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
------------------------------------------------------------------------
 Class A/1/                 $687       $925        $1,182      $1,914
------------------------------------------------------------------------
 R-1                        $194       $600        $1,032      $2,233
------------------------------------------------------------------------
 R-2                        $189       $585        $1,006      $2,180
------------------------------------------------------------------------
 R-3                        $150       $465        $  803      $1,757
------------------------------------------------------------------------
 R-4                        $116       $362        $  628      $1,386
------------------------------------------------------------------------
 R-5                        $ 86       $268        $  466      $1,037
------------------------------------------------------------------------


1 Reflects the maximum initial sales charge in the first year.


                                     4
SMALLCAP World Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations, typically between $50 million to $1.5 billion at time of purchase.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term growth opportunities. This can be accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     5
                                               SMALLCAP World Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 4/30/90         -17.35%     4.84%       9.63%       10.50%
 Salomon Smith Barney World       -4.14%     2.56%       6.74%        7.01%
Smallcap Index/2/
 Lipper Global Small-Cap Funds   -15.49%     6.01%       8.07%        8.87%
Average/3/
 Consumer Price Index/4/           1.55%     2.18%       2.51%        2.74%



1 Lifetime results are as of the date Class A shares first became available. 2 The Salomon Smith Barney World Smallcap Index tracks approximately 5,100 small-company issues traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

3 The Lipper Global Small-Cap Funds Average represents an average of funds that invest at least 25% of their portfolio in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     6
SMALLCAP World Fund / Prospectus

LARGEST INDUSTRY HOLDINGS AS OF SEPTEMBER 30, 2002
[pie chart]
Hotels, Restaurants & Leisure 9.1%
Commercial Services & Supplies 6.7
Specialty Retail 6.5
Media 6.1
Oil & Gas 6.1
All Other Industries 57.8
Cash & Equivalents 7.7
[end chart]






 PERCENT INVESTED BY      PERCENT OF                                PERCENT OF
COUNTRY                   NET ASSETS        TEN LARGEST HOLDINGS    NET ASSETS
 The Americas                57.6%          Michaels Stores            2.1%
--------------------------------------     ------------------------------------
 United States               51.9           Westwood One               1.6
--------------------------------------     ------------------------------------
 Canada                       5.5           Performance Food           1.5
                                           Group
--------------------------------------     ------------------------------------
 Brazil                        .2           Triad Hospitals            1.2
--------------------------------------     ------------------------------------
 Asia/Pacific                18.6%          Education Management       1.2
--------------------------------------     ------------------------------------
 South Korea                  3.8           Extended Stay America      1.2
--------------------------------------     ------------------------------------
 Japan                        3.1           Hilb, Rogal and            1.1
                                           Hamilton
--------------------------------------     ------------------------------------
 Australia                    2.5           Arthur J. Gallagher        1.1
--------------------------------------     ------------------------------------
 Hong Kong                    2.3           Newfield Exploration       1.0
--------------------------------------     ------------------------------------
 India                        2.0           Cheesecake Factory         0.9
--------------------------------------
 Singapore                    1.5
--------------------------------------
 People's Republic of          .9
China
--------------------------------------
 Taiwan                        .8
--------------------------------------
 Other Asia/Pacific           1.7
--------------------------------------
 Europe                      15.5%
--------------------------------------
 United Kingdom               5.3
--------------------------------------
 Germany                      1.7
--------------------------------------
 Switzerland                  1.2
--------------------------------------
 Sweden                       1.1
--------------------------------------
 Finland                      1.1
--------------------------------------
 Ireland                      1.0
--------------------------------------
 Netherlands                   .9
--------------------------------------
 Italy                         .7
--------------------------------------
 Norway                        .6
--------------------------------------
 Other Europe                 1.9
--------------------------------------
 Other Countries               .6%
--------------------------------------
 Cash & Equivalents           7.7%
--------------------------------------
 Total                      100.0%




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                     7
                                               SMALLCAP World Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.


                                     8
SMALLCAP World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for SMALLCAP World Fund are:



 PORTFOLIO COUNSELOR/           PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                      12 years            Senior Vice President and Director, Capital
 Chairman of the Board and                                Research and Management Company
 Principal Executive
 Officer                                                  Investment professional for 31 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 GREGORY W. WENDT                     5 years             Senior Vice President, Capital Research Company
 President and Director         (plus 7 years prior
                              experience as a research    Investment professional for 15 years, all with
                             professional for the fund)   Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------
 J. BLAIR FRANK                       4 years             Vice President, Capital Research Company
 Vice President                 (plus 4 years prior
                              experience as a research    Investment professional for 9 years in total;
                             professional for the fund)   8 years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES                     3 years             Executive Vice President and Director, Capital
 Vice President                 (plus 5 years prior       Research Company
                              experience as a research
                             professional for the fund)   Investment professional for 11 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 MARK E. DENNING                      11 years            Director, Capital Research and Management Company
                                 (plus 1 year prior
                              experience as a research    Investment professional for 20 years, all with
                             professional for the fund)   Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON                7 years             Senior Vice President, Capital Research and
                                (plus 5 years prior       Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 30 years in total;
                                                          27 years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------




                                     9
                                               SMALLCAP World Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     10
SMALLCAP World Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     11
                                               SMALLCAP World Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                      SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4


                                     12
SMALLCAP World Fund / Prospectus
shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     13
                                               SMALLCAP World Fund / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     14
SMALLCAP World Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.


                                     15
                                               SMALLCAP World Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net
                                                            (losses) gains
                                     Net asset     Net      on securities               Dividends
                                      value,    investment  (both realized  Total from  (from net   Distributions
                                     beginning    (loss)         and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                  $18.62     $(.07 )       $  (.98)      $ (1.05)     $(.04)       $    -          $ (.04)
Year ended 9/30/2001                   40.24         -/4/       (16.33)       (16.33)         -         (5.29)          (5.29)
Year ended 9/30/2000                   29.57         -/4/        11.29         11.29       (.02)         (.60)           (.62)
Year ended 9/30/1999                   22.14       .03            8.78          8.81       (.09)        (1.29)          (1.38)
Year ended 9/30/1998                   30.72       .07           (6.10)        (6.03)      (.05)        (2.50)          (2.55)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/19/2002 to 9/30/2002     21.60      (.04 )         (4.07)        (4.11)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 9/30/2002     22.62      (.05 )         (5.08)        (5.13)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/20/2002 to 9/30/2002     21.43      (.02 )         (3.90)        (3.92)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 7/24/2002 to 9/30/2002     18.55      (.01 )         (1.01)        (1.02)         -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002    23.36         -/4/        (5.81)        (5.81)         -             -               -



                                                                Net assets,    Ratio of      Ratio of net
                                       Net asset                  end of      expenses to   (loss) income
                                     value, end of    Total       period      average net   to average net
                                        period      return/3/  (in millions)    assets          assets
-----------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2002                    $17.53       (5.69)%      $ 6,283       1.17 %         (.32 )%
Year ended 9/30/2001                     18.62      (44.95)         7,265       1.09           (.01 )
Year ended 9/30/2000                     40.24       38.42         14,098       1.10              -/5/
Year ended 9/30/1999                     29.57       41.42          8,983       1.09            .12
Year ended 9/30/1998                     22.14      (20.70)         7,102       1.06            .27
-----------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/19/2002 to 9/30/2002       17.49      (19.03)          -/6/        .54/7/        (.22 )
-----------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 9/30/2002       17.49      (22.68)             2        .63/7/        (.29 )
-----------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/20/2002 to 9/30/2002       17.51      (18.29)             2        .42/7/        (.11 )
-----------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 7/24/2002 to 9/30/2002       17.53       (5.50)          -/6/        .21/7/        (.03 )
-----------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 9/30/2002      17.55      (24.87)            53        .31            .01


SMALLCAP World Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       51%         60%         63%         50%          44%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Amount less than one cent.
5 Amount less than .01 percent.
6 Amount less than 1 million.
7 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 7.56%, .85%, .52% and .70% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
                                               SMALLCAP World Fund / Prospectus

NOTES


                                     18
SMALLCAP World Fund / Prospectus

NOTES


                                     19
                                               SMALLCAP World Fund / Prospectus

NOTES


                                     20
SMALLCAP World Fund / Prospectus

NOTES


                                     21
                                               SMALLCAP World Fund / Prospectus

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine(R)
          FOR 24                  800/325-3590
          -HOUR INFORMATION       American FundsLine OnLine(R)
                                  www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-5888
RPSCWF-010-1202/MC
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International        Capital Guardian     Capital Bank and Trust

                           SMALLCAP WORLD FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                December 1, 2002


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of SMALLCAP World Fund (the "fund" or "SCWF") dated December 1, 2002. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:


                           SMALLCAP World Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       20
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       24
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       29
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       31
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       33
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       34
General Information . . . . . . . . . . . . . . . . . . . . . . . .       34
Class A Share Investment Results and Related Statistics . . . . . .       36
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Financial Statements




                          SMALLCAP World Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


EQUITY SECURITIES - SMALL CAPITALIZATION ISSUERS

..    At least 80% of the fund's assets will be invested in equity securities of small capitalization issuers, typically having individual market capitalizations of $50 million to $1.5 billion.

DEBT SECURITIES

..    The fund may invest up to 10% of its assets in straight debt securities rated Baa and BBB or below by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or unrated but determined to be of equivalent quality.

INVESTMENT COMPANIES

..    The fund may acquire up to 3% of the outstanding voting stock of any one investment company.

..    The fund may invest up to 5% of its total assets in securities issued by any one investment company.

..    In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.


INVESTING IN SMALLER CAPITALIZATION STOCKS - Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Transaction costs in stocks of smaller capitalization companies may be

                          SMALLCAP World Fund - Page 2
higher than those of larger capitalization companies. Because the fund emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks. The fund determines relative market capitalizations using U.S. standards. Accordingly, the fund's non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.


Capital Research and Management Company (the "Investment Adviser") believes that the issuers of smaller capitalization stocks often have sales and earnings growth rates which exceed those of larger companies and that such growth rates may in turn be reflected in more rapid share price appreciation. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN PRIVATE COMPANIES - The fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from being able to sell its shares of the company for a period of time following the public offering.


Investments in private companies can offer the fund significant growth opportunities at very attractive prices. These markets have been extremely volatile, and, consequently, there is no guarantee that similar positive results can be achieved in the future.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.

                          SMALLCAP World Fund - Page 3

Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing

                          SMALLCAP World Fund - Page 4
outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in

                          SMALLCAP World Fund - Page 5
connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


INVESTMENT COMPANIES - The fund may invest up to 5% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the Investment Adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the Investment Adviser.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for

                          SMALLCAP World Fund - Page 6
leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat "roll" transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into "roll" transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" in Section 2(a)(23) of the Investment Company Act of 1940, as amended. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. The fund's portfolio turnover rate for the fiscal year ended 2002 was 51%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.



                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended ("1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

                          SMALLCAP World Fund - Page 7

The fund may not:


1. Invest in securities of an issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of its total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of its total assets, the fund may exceed the 5% limitation with regard to investments in the securities of any one foreign government);

2.    Invest in companies for the purpose of exercising control or management;

3. Invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that entering into a currency forward or futures contract shall not be prohibited by this restriction;

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

8.   Purchase securities on margin;

9. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; nor

10. Purchase or sell puts, calls, straddles or spreads, or combinations thereof.

For purposes of investment restriction number 6, the fund does not currently intend to lend portfolio securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund may not invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer;

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act;

3. The fund may not invest more than 15% of the value of its net assets in illiquid securities.

                          SMALLCAP World Fund - Page 8

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                     YEAR FIRST                                     NUMBER OF BOARDS
                        POSITION      ELECTED                                        WITHIN THE FUND
                        WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING  COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE         FUND     OF THE FUND/1/           PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato      Director       2000        Chairman, President and                 2            Ducommun Incorporated
 Age: 56                                            Chief Executive Officer,
                                                    Ducommun Incorporated
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director       1993        Corporate director and                 14            Carnival Corporation
 Jr.                                                author; former United States
 Age: 68                                            Ambassador to Spain; former
                                                    Vice Chairman, Knight
                                                    Ridder, Inc.; former
                                                    Chairman and Publisher, The
                                                                            ---
                                                    Miami Herald
                                                    ------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1990        Private investor; former               19            Ducommun Incorporated;
 Christie                                           President and Chief                                  IHOP Corporation;
 Age: 69                                            Executive Officer, The                               Southwest Water Company;
                                                    Mission Group (non-utility                           Valero L.P.
                                                    holding company subsidiary
                                                    of Southern California
                                                    Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. Freund          Director       2000        Founder and Managing                    2            None
 Age: 49                                            Director, Skyline Ventures;
                                                    former Managing Director,
                                                    Alternative Asset Management
                                                    Group, Chancellor Capital
                                                    Management
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Director       1995        Co-Founder, VentureThink LLC            6            None
 Age: 55                                            and Versura Inc.; former
                                                    Treasurer, The Washington
                                                    Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling        Director       1990        President, American Public              6            Irwin Financial
 Age: 60                                            Media Group                                          Corporation; St. Paul
                                                                                                         Companies
-----------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon        Director       1990        Managing Director, Partisan             3            Novoste Corporation
 Age: 68                                            Management Group, Inc.;
                                                    former Chairman of the
                                                    Board, Novoste Corporation;
                                                    former President and
                                                    Director, Corvita
                                                    Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf       Director       1990        Private investor; corporate             6            Crompton Corporation;
 Age: 68                                            director; lecturer,                                  First Energy Corporation;
                                                    Department of Molecular                              National Life Holding Co.
                                                    Biology, Princeton
                                                    University
-----------------------------------------------------------------------------------------------------------------------------------



                         SMALLCAP World Fund - Page 9

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A DIRECTOR        WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND               DIRECTOR SERVES          BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4//,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford      Chairman of        1992        Senior Vice President and                 2            None
 Age: 55              the Board,                     Director, Capital Research and
                      Principal                      Management Company; Director,
                      Executive                      The Capital Group Companies,
                      Officer and                    Inc.*; Senior Vice President
                      Director                       and Director, Capital
                                                     Management Services, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Gregory W. Wendt     President          1992        Senior Vice President, Capital            1            None
 Age: 41              and                            Research Company*; Director,
                      Director                       American Funds Distributors,
                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------------




                         SMALLCAP World Fund - Page 10

                                                                                 PRINCIPAL OCCUPATION(S) DURING
                            POSITION          YEAR FIRST ELECTED                PAST 5 YEARS AND POSITIONS HELD
                            WITH THE              AN OFFICER                        WITH AFFILIATED ENTITIES
   NAME AND AGE               FUND              OF THE FUND/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUND
------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
------------------------------------------------------------------------------------------------------------------------------
 Grant L.                Vice President              2001          Vice President, Capital Research Company*
 Cambridge
 Age: 40
------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti        Vice President              1990          Vice President - Fund Business Management Group, Capital
 Age: 46                                                           Research and Management Company
------------------------------------------------------------------------------------------------------------------------------
 J. Blair Frank          Vice President              1999          Vice President, Capital Research Company*
 Age: 36
------------------------------------------------------------------------------------------------------------------------------
 Jonathan Knowles        Vice President              2000          Executive Vice President and Director, Capital Research
 Age: 41                                                           Company*
------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton             Secretary                1990          Vice President - Fund Business Management Group, Capital
 Age: 42                                                           Research and Management Company
------------------------------------------------------------------------------------------------------------------------------
 David A.                   Treasurer                1999          Vice President - Fund Business Management Group, Capital
 Pritchett                                                         Research and Management Company
 Age: 36
------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson     Assistant Treasurer           1998          Vice President - Fund Business Management Group, Capital
 Age: 34                                                           Research and Management Company
------------------------------------------------------------------------------------------------------------------------------




* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                         SMALLCAP World Fund - Page 11

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Joseph C. Berenato             $1 - $10,000                $1 - $10,000
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.          $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie       $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John G. Freund                     None                       None
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Norman R. Weldon              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Gordon Crawford               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gregory W. Wendt              Over $100,000               Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $16,000 to Directors who are not affiliated with the Investment Adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.

                         SMALLCAP World Fund - Page 12

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Joseph C. Berenato             $23,750/3/                        $ 46,250/3/
------------------------------------------------------------------------------------------
 Richard G. Capen,               23,750                            102,760
 Jr.
------------------------------------------------------------------------------------------
 H. Frederick                    23,750/3/                         229,260/3/
 Christie
------------------------------------------------------------------------------------------
 John G. Freund                  21,750/3/                          41,750/3/
------------------------------------------------------------------------------------------
 Leonade D. Jones                23,750/3/                         154,250/3/
------------------------------------------------------------------------------------------
 William H. Kling                21,750/3/                         126,584/3/
------------------------------------------------------------------------------------------
 Norman R. Weldon                21,750                             51,750
------------------------------------------------------------------------------------------
 Patricia K. Woolf               21,750/3/                         150,250/3/
------------------------------------------------------------------------------------------

/ /


1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Joseph C. Berenato ($35,698), H. Frederick Christie ($119,254), John G. Freund ($26,992), Leonade
  D. Jones ($82,308), William H. Kling ($135,842) and Patricia K. Woolf ($8,921). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of November 1, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 18, 1989. All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They

                         SMALLCAP World Fund - Page 13
may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. The B, C, F and 529 share classes are described in more detail in the fund's retail Statement of Additional Information.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie and Leonade D. Jones, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Four Audit Committee meetings were held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, administrative services agreement and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The fund has a Committee on Governance comprised of Joseph C. Berenato, Richard
G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William
H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues,

                         SMALLCAP World Fund - Page 14
and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Committee on Governance, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Committee on Governance meetings were held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until November 30, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser, and comparative data for other mutual funds and selected indices.

                         SMALLCAP World Fund - Page 15

Representatives from the Investment Adviser reviewed several additional topics with the Committee, including the potential effects of various market and redemption scenarios on the Investment Adviser's financial condition and the Investment Adviser's fiscal year financial results compared to a group of publicly held mutual fund managers.


The Committee asked the representatives to comment on recent regulatory developments relating to rule 12b-1; any recent steps being considered to improve the fund's investment results; and the dynamics underlying the differences in fee structures among certain funds managed by the Investment Adviser.


The Committee met with independent counsel in executive session, during which the members reviewed the material presented and the preceding discussions with the Investment Adviser. The Committee requested additional information from the Investment Adviser relating to the fund's investment strategy; research infrastructure; investment parameters; market capitalization policies; and a review of the fund's prospectus with respect to risk and volatility disclosure.



Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser received a monthly fee which is accrued daily, calculated at the annual rates of:


                                 NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.800%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.700                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.670                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.650                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.635                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.625                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.615                 13,000,000,000             17,000,000,000
------------------------------------------------------------------------------
         0.605                 17,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.600                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.595                 27,000,000,000
------------------------------------------------------------------------------


                         SMALLCAP World Fund - Page 16

The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001 and 2000, the Investment Adviser received from the fund advisory fees of $55,303,000, $69,100,000 and $87,004,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until November 30, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4 shares, the Investment Adviser has agreed to pay a portion of these fees. For the year ended September 30, 2002, the total fees absorbed by the Investment Adviser were $3,000.

                         SMALLCAP World Fund - Page 17

As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the fiscal period ended 2002, administrative services fees, gross of any payments made by the Investment Adviser, were:


                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                      $   509
-----------------------------------------------------------------------------------------
                   CLASS R-2                                        3,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                        1,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                           58
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       20,000
-----------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2002            $2,553,000          $11,867,000
                                                 2001             3,339,000           15,470,000
                                                 2000             6,282,000           29,088,000
----------------------------------------------------------------------------------------------------



                         SMALLCAP World Fund - Page 18

The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of its average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of its average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of its average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of its average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


                         SMALLCAP World Fund - Page 19

For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $19,984,000                 $1,187,000
------------------------------------------------------------------------------
       CLASS R-1                         20                         14
------------------------------------------------------------------------------
       CLASS R-2                      2,000                      1,000
------------------------------------------------------------------------------
       CLASS R-3                      1,000                        432
------------------------------------------------------------------------------
       CLASS R-4                          5                          3
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation,

                         SMALLCAP World Fund - Page 20
generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with

                         SMALLCAP World Fund - Page 21
     respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the

                         SMALLCAP World Fund - Page 22
     premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.



     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax

                         SMALLCAP World Fund - Page 23
returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                   PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

                         SMALLCAP World Fund - Page 24

Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.

                         SMALLCAP World Fund - Page 25

FUND NUMBERS - Here are the fund numbers for use when making share transactions:


                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                         SMALLCAP World Fund - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.

                         SMALLCAP World Fund - Page 27

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on

                         SMALLCAP World Fund - Page 28
amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

                         SMALLCAP World Fund - Page 29

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;


     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be

                         SMALLCAP World Fund - Page 30
     aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the relevant fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                         SMALLCAP World Fund - Page 31

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations

                         SMALLCAP World Fund - Page 32
to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security and size of the holding, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the

                         SMALLCAP World Fund - Page 33
assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2002, 2001 and 2000, amounted to $25,015,000, $28,555,000 and
$45,151,000, respectively. In recent years, a decrease in trading volume has resulted in lower dealer concessions and broker commissions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $14,504,000 for Class A shares for the 2002 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and

                         SMALLCAP World Fund - Page 34

Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined under the 1940 Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its affiliated companies, but does do an immaterial amount of estate planning and similar work for a limited number of Investment Adviser personnel. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

                         SMALLCAP World Fund - Page 35

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $17.53
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $18.60


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was -0.19% based on a 30-day (or one month) period ended September 30, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2002 were -11.13%, -5.35% and 6.47%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2002 were -5.69%, -4.22% and 7.10%, respectively.



The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.

                         SMALLCAP World Fund - Page 36

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


SMALL CAPITALIZATION STOCKS VERSUS LARGE CAPITALIZATION STOCKS -- According to Ibbottson Associates, an investment in small company stocks has grown an average of 15.0% a year from September 30, 1977 through September 30, 2002, compared with an average of 12.6% a year for an investment in large company stocks. Small company stocks are represented by the lowest 20% of market capitalization of New York Stock Exchange, American Stock Exchange and Over-the-Counter stocks, while large company stocks are represented by the Standard & Poor's 500 Stock Composite Index.

                         SMALLCAP World Fund - Page 37

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                         SMALLCAP World Fund - Page 38

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA

"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

                         SMALLCAP World Fund - Page 39

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                         SMALLCAP World Fund - Page 40



SMALLCAP World Fund
Investment portfolio, September 30, 2002



                                                                                                            Market        Percent
                                                                                            Shares           value         of net
Equity securities (common and preferred stocks)                                                               (000)        assets

HOTELS, RESTAURANTS & LEISURE  -  9.07%
Extended Stay America, Inc. (USA) (1) (2)                                                6,190,000    $     78,613          1.20%
Cheesecake Factory Inc. (USA) (1)                                                        1,975,000          58,914            .90
J D Wetherspoon PLC (United Kingdom) (2)                                                11,385,616          52,970            .81
Four Seasons Hotels Inc. (Canada)                                                        1,251,600          40,101            .61
Mandalay Resort Group (USA) (1)                                                          1,062,400          35,644            .54
Mandarin Oriental International Ltd. (Hong Kong) (1) (2)                                53,000,000          24,380            .37
Fitness First PLC (United Kingdom) (1) (2)                                               6,662,500          22,999            .35
Ameristar Casinos, Inc. (USA) (1)                                                        1,201,300          22,777            .35
Orient-Express Hotels Ltd., Class A (USA) (1)                                            1,610,000          22,009            .34
Triarc Companies, Inc., Class A (USA) (1)                                                  950,000          21,556            .33
Boca Resorts, Inc., Class A (USA) (1)                                                    2,031,730          20,724            .32
P.F. Chang's China Bistro, Inc. (USA) (1)  (3)                                             712,000          20,669            .31
Vail Resorts, Inc. (USA) (1)                                                             1,458,100          20,647            .31
Cafe de Coral Holdings Ltd. (Hong Kong) (2)                                             28,192,000          18,797            .29
Steak n Shake Co. (USA) (1) (2)                                                          1,699,150          18,691            .28
Luminar PLC (United Kingdom)                                                             1,500,000          16,887            .26
Bally Total Fitness Holding Corp. (USA) (1)                                              1,566,600          15,525            .24
Ruby Tuesday, Inc. (USA)                                                                   800,000          15,024            .23
International Game Technology (USA) (1)                                                    200,000          13,828            .21
Aristocrat Leisure Ltd. (Australia)                                                      5,256,648          13,774            .21
AFC Enterprises, Inc. (USA) (1)                                                            600,000          12,114            .18
Fairmont Hotels & Resorts Inc. (Canada)                                                    450,000          10,710            .16
William Hill PLC (United Kingdom) (1)                                                    2,015,000           7,145            .11
Panera Bread Co., Class A (USA) (1)                                                        200,000           5,400            .08
California Pizza Kitchen, Inc. (USA) (1)                                                   148,800           3,424            .05
CBRL Group, Inc. (USA)                                                                     100,000           2,282            .03


COMMERCIAL SERVICES & SUPPLIES  -  6.71%
Education Management Corp. (USA) (1) (2)                                                 1,825,000          80,793           1.23
ChoicePoint Inc. (USA) (1)                                                               1,150,000          40,986            .62
Sylvan Learning Systems, Inc. (USA) (1) (2)                                              2,620,000          35,842            .55
Arbitron Inc. (USA) (1)                                                                    871,060          29,703            .45
S1 Corp. (South Korea)                                                                   1,670,000          27,292            .42
Career Education Corp. (USA) (1)                                                           525,000          25,204            .38
Baycorp Advantage Ltd. (Australia) (2)                                                  13,892,100          23,966            .36
Group 4 Falck A/S (Denmark)                                                                780,000          18,881            .29
Imagistics International Inc. (USA) (1) (2)                                              1,001,100          17,369            .26
Vedior NV (Netherlands)                                                                  2,216,666          12,917            .20
Tetra Tech, Inc. (USA) (1)                                                               1,600,000          12,784            .19
CoStar Group, Inc. (USA) (1)                                                               675,000          12,150            .19
Ionics, Inc. (USA) (1)                                                                     500,000          11,905            .18
Informatics Holdings Ltd. (Singapore) (2)                                               16,065,000          10,667            .16
Techem AG (Germany) (1) (2)                                                              1,567,335          10,372            .16
SOURCECORP, Inc. (USA) (1)                                                                 440,000           8,980            .14
Buhrmann NV (Netherlands)                                                                1,700,000           8,513            .13
Gunnebo AB (Sweden)                                                                        712,700           7,683            .12
Michael Page International PLC (United Kingdom)                                          3,610,000           7,024            .11
Duratek, Inc. (USA) (1)                                                                    891,100           5,302            .08
Robert Walters PLC (United Kingdom) (2)                                                  5,000,000           4,864            .07
ZOOTS (USA) (1) (2) (3) (4)                                                             12,582,994           4,734            .07
DIS Deutscher Industrie Service AG (Germany)                                               390,000           4,391            .07
Reliance Security Group PLC (United Kingdom)                                               440,000           4,350            .07
PSD Group PLC (United Kingdom) (2)                                                       1,628,000           4,087            .06
MITIE Group PLC (United Kingdom)                                                         3,000,000           3,954            .06
Leefung-Asco Printers Holdings Ltd. (Hong Kong) (1)                                     18,860,000           2,055            .03
Proffice AB, Class B (Sweden)                                                              900,000           1,698            .03
Oslo Bors Holding ASA (Norway) (3)                                                         125,000           1,687            .03

SPECIALTY RETAIL  -  6.54%
Michaels Stores, Inc. (USA) (1)                                                          2,975,500         135,980           2.07
KOMERI Co., Ltd. (Japan)                                                                 1,630,000          43,533            .66
Circuit City Stores, Inc. - CarMax Group (USA) (1)                                       1,800,000          28,890            .44
JJB Sports PLC (United Kingdom)                                                         11,004,080          27,108            .41
Big Lots, Inc. (USA) (1)                                                                 1,700,000          26,911            .41
DFS Furniture Co. PLC (United Kingdom)                                                   3,977,070          23,901            .36
Zale Corp. (USA) (1)                                                                       750,000          22,620            .35
Claire's Stores, Inc. (USA)                                                                870,000          18,966            .29
Williams-Sonoma, Inc. (USA) (1)                                                            750,000          17,722            .27
Sharper Image Corp. (USA) (1) (2)                                                          775,000          14,818            .23
Barnes & Noble, Inc. (USA) (1)                                                             550,000          11,638            .18
Miller's Retail Ltd. (Australia)                                                        10,350,000          10,949            .17
Payless ShoeSource, Inc. (USA) (1)                                                         200,000          10,802            .16
Culture Convenience Club Co., Ltd. (Japan)                                                 335,000           9,993            .15
Giordano International Ltd. (Hong Kong)                                                 20,976,000           8,203            .13
Lithia Motors, Inc., Class A (USA) (1)                                                     325,000           5,528            .08
Chico's FAS, Inc. (USA) (1)                                                                280,000           4,460            .07
Whitehall Jewellers, Inc. (USA) (1)                                                        380,000           3,998            .06
Restoration Hardware, Inc. (USA) (1)                                                       500,000           2,250
Restoration Hardware, Inc. (1) (3)                                                         213,000             958            .05


MEDIA  -  6.11%
Westwood One, Inc. (USA) (1)                                                             3,000,000         107,250           1.63
Ticketmaster, Class B (USA) (1)                                                          1,863,600          28,420            .43
Cheil Communications Inc. (South Korea) (2)                                                298,000          25,207            .38
SBS Broadcasting SA (Luxembourg) (1) (2)                                                 1,800,000          23,616            .36
Alliance Atlantis Communications Inc., nonvoting, Class B  (Canada) (1)                  2,266,450          22,343            .34
Clear Media Ltd. (Hong Kong) (1)                                                        24,950,000          14,876            .23
Toei Animation Co., Ltd. (Japan)                                                           240,000          14,792            .23
Corus Entertainment Inc., nonvoting Class B(Canada) (1)                                  1,130,000          13,543            .21
Fox Kids Europe NV (Netherlands) (1)                                                     2,988,000          12,986            .20
CanWest Global Communications Corp. (Canada) (1)                                         4,729,946          12,298
CanWest Global Communications Corp., nonvoting Class A (1)                                  14,321              37            .19
Rural Press Ltd. (Australia)                                                             3,726,466          11,321            .17
UnitedGlobalCom, Inc., Class A (USA) (1)                                                 6,726,675          11,032            .17
Village Roadshow Ltd. (Australia)                                                       11,701,596           7,364
Village Roadshow Ltd., Class A, 5.50% preferred                                          7,094,528           3,425            .16
Sanctuary Group PLC (United Kingdom) (2)                                                19,470,839          10,296            .16
Radio One, Inc., Class A (USA) (1)                                                         600,000           9,996            .15
Emmis Communications Corp., Class A (USA) (1)                                              430,000           8,170            .12
NTV Broadcasting Co. (GDR) (Russia) (1) (3) (4)                                            812,520           8,000            .12
Austereo Group Ltd. (Australia)                                                          9,820,000           7,991            .12
Information Holdings Inc. (USA) (1)                                                        300,000           6,495            .10
Woongjin.com Co., Ltd. (South Korea)  (2)                                                1,956,980           6,268            .10
Nasionale Pers Beperk, Class N (South Africa)                                            3,278,500           5,920            .09
Astral Media Inc., Class A (Canada)                                                        500,000           5,822            .09
Zee Telefilms Ltd. (India)                                                               3,100,000           5,712            .09
Lions Gate Entertainment Corp. (Canada) (1) (2)                                          2,378,500           4,503
Lions Gate Entertainment Corp., USD denominated (1) (2)                                    425,000             850            .08
Phoenix Satellite Television Holdings Ltd. (Hong Kong) (1)                              65,000,000           4,250            .06
Groupe AB SA (France)                                                                      344,726           3,126            .05
TNT-Teleset (GDR) (Russia) (1) (3) (4)                                                     287,324           2,000            .03
P4 Radio Hele Norge ASA (Norway) (2)                                                     1,648,000           1,957            .03
Incisive Media PLC (United Kingdom)                                                      1,650,000           1,295            .02
BKN International AG (Germany) (1) (2)                                                     500,000             148            .00
Lone Star Research, Inc. (USA) (1) (3) (4)                                                 966,793              10            .00

OIL & GAS  -  6.07%
Newfield Exploration Co. (USA) (1)                                                       2,000,000          67,180           1.02
Western Oil Sands Inc., Class A (Canada) (1)  (2) (3)                                    2,130,000          32,800
Western Oil Sands Inc., Class A (1) (2)                                                  1,148,333          17,684            .77
Western Gas Resources, Inc. (USA)                                                        1,200,000          37,500            .57
Penn West Petroleum Ltd. (Canada) (1)                                                    1,425,000          31,926            .49
Spinnaker Exploration Co. (USA) (1)                                                        900,000          25,830            .39
Cabot Oil & Gas Corp., Class A (USA)                                                     1,200,000          25,800            .39
Bonavista Petroleum Ltd. (Canada) (1)                                                    1,110,000          23,818            .36
Cairn Energy PLC (United Kingdom) (1)                                                    5,030,000          23,362            .36
Tullow Oil PLC (Ireland) (1)  (3)                                                        9,142,857          13,844
Tullow Oil PLC (1)                                                                       5,591,276           8,466            .34
Paladin Resources PLC (United Kingdom) (2)                                              16,083,990          17,161            .26
Venture Production Company Ltd.  (United Kingdom) (1) (2)                                6,021,600          13,228            .20
Encore Acquisition Co. (USA) (1)                                                           715,000          11,762            .18
Canadian Oil Sands Trust (Canada)                                                          500,000          11,328            .17
Pogo Producing Co. (USA)                                                                   225,000           7,663            .12
Tsakos Energy Navigation Ltd. ASA (Norway) (1)                                             682,903           6,623            .10
Oil Search Ltd. (Australia) (1)                                                         11,888,306           4,579
Oil Search Ltd. 9.00% convertible preferred 2003                                            55,555           1,680            .10
Novus Petroleum Ltd. (Australia) (1)                                                     7,969,508           6,053            .09
Sibir Energy PLC (United Kingdom) (1)                                                   35,784,282           5,615            .09
Ivanhoe Energy Inc. (Canada) (1)                                                         5,692,200           4,491
Ivanhoe Energy Inc., warrants, expire 2002 (1) (4)                                         500,000               -            .07


HEALTH CARE PROVIDERS & SERVICES  -  4.51%
Triad Hospitals, Inc. (USA) (1)                                                          2,150,000          81,592           1.24
Province Healthcare Co. (USA) (1) (2)                                                    3,095,000          53,079            .81
Rhon-Klinikum AG (Germany)                                                                 692,000          30,757
Rhon-Klinikum AG, nonvoting preferred                                                      561,300          21,899            .80
Service Corp. International (USA) (1)                                                    8,093,300          28,327            .43
Centene Corp. (USA) (1) (2)                                                                650,000          17,348            .27
Odyssey HealthCare, Inc. (USA) (1)                                                         500,000          14,975            .23
American Healthways, Inc. (USA) (1) (2)                                                    900,000          14,553            .22
ICON PLC (ADR) (Ireland) (1)                                                               477,000          10,046            .15
Capio AB (Sweden) (1)                                                                    1,500,000           9,864            .15
Mid Atlantic Medical Services, Inc. (USA) (1)                                              252,600           9,144            .14
LifePoint Hospitals, Inc. (USA) (1)                                                        150,000           4,678            .07


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.86%
Venture Corp. Ltd. (formerly Venture Manufacturing (Singapore) Ltd) (Singapore)          7,099,600          42,345            .65
FLIR Systems, Inc. (USA) (1)                                                               750,000          26,137            .40
Orbotech Ltd. (Israel) (1)                                                               1,516,500          22,368            .34
Rogers Corp. (USA) (1) (2)                                                                 956,800          22,341            .34
Renishaw PLC (United Kingdom)                                                            3,630,308          21,646            .33
Kingboard Chemical Holdings Ltd. (Hong Kong) (2)                                        32,270,000          18,516
Kingboard Chemical Holdings Ltd., warrants, expire 2003 (1) (2)                          2,772,000             178            .28
Vaisala Oyj, Class A (Finland)                                                             876,095          18,085            .28
National Instruments Corp. (USA) (1)                                                       825,000          18,059            .28
Littelfuse, Inc. (USA) (1)                                                                 800,000          13,456            .20
Citizen Electronics Co., Ltd. (Japan)                                                      184,300          13,176            .20
Hana Microelectronics PCL (Thailand) (2)                                                 8,649,400          12,993            .20
Hankuk Electric Glass Co., Ltd. (South Korea)                                              119,810           7,055            .11
Micronic Laser Systems AB (Sweden) (1) (2)                                                 852,810           3,751
Micronic Laser Systems AB (1) (2) (3)                                                      466,666           2,053            .09
Celestica Inc. (Canada) (1)                                                                225,000           2,947            .04
Perlos Oyj (Finland)                                                                       625,800           2,843            .04
alphyra group PLC (Ireland) (1) (2)                                                      1,848,200           2,556            .04
Keithley Instruments, Inc. (USA)                                                           153,800           1,869            .03
Elektrobit Group Oyj (formerly JOT Automation Group Oyj) (Finland)(1)                    2,217,900             657            .01
DDi Corp. (USA) (1)                                                                      2,275,000             318            .00


INSURANCE  -  3.52%
Hilb, Rogal and Hamilton Co. (USA) (2)                                                   1,780,000          73,425           1.12
Arthur J. Gallagher & Co. (USA)                                                          2,800,000          69,020           1.05
Philadelphia Consolidated Holding Corp. (USA) (1)                                        1,060,000          31,270            .48
Zenith National Insurance Corp. (USA) (2)                                                1,050,000          27,741            .42
Reinsurance Group of America, Inc. (USA)                                                   600,000          15,504            .24
First American Corp. (USA)                                                                 550,000          11,236            .17
Annuity and Life Re (Holdings), Ltd. (USA)                                                 700,000           2,940            .04


CHEMICALS  -  2.99%
Cambrex Corp. (USA) (2)                                                                  1,300,000          47,840            .73
OM Group, Inc. (USA)                                                                       825,400          35,327            .54
Georgia Gulf Corp. (USA)                                                                 1,000,000          22,870            .35
Asian Paints (India) Ltd. (India)                                                        3,174,100          22,459            .34
Solutia Inc. (USA)                                                                       3,500,000          18,270            .28
Hyosung Corp. (South Korea) (2)                                                          1,720,000          17,515            .27
Ferro Corp. (USA)                                                                          700,000          16,170            .25
Valspar Corp. (USA)                                                                        237,000           8,840            .13
Crompton Corp. (USA)                                                                       671,200           6,746            .10



PHARMACEUTICALS  -  2.83%
Scios Inc. (USA) (1)                                                                     2,255,000          57,390            .87
Recordati SpA (Italy)                                                                    2,256,000          46,526            .71
Medicis Pharmaceutical Corp., Class A (USA) (1)                                            762,800          31,176            .48
NPS Pharmaceuticals, Inc. (USA) (1)                                                        905,900          18,633            .28
InterMune Inc. (USA) (1)                                                                   475,000          15,589            .24
CIMA LABS INC. (USA) (1)                                                                   310,000           7,797            .12
Inspire Pharmaceuticals, Inc. (USA) (1)                                                  1,250,000           4,313            .07
NexMed, Inc. (USA) (1)                                                                   1,100,000           2,035
NexMed, Inc. (1)  (3) (4)                                                                  152,355             240            .03
Salix Pharmaceuticals, Ltd. (USA) (1)  (3)                                                 119,800           1,011            .02
Cellegy Pharmaceuticals, Inc. (USA) (1)  (3)                                               412,500             875            .01
Generex Biotechnology Corp., warrants, expire 2005 (USA) (1)  (3) (4)                      164,467               -            .00


BANKS  -  2.73%
Fulton Financial Corp. (USA)                                                             1,467,000          27,580            .42
Korea Exchange Bank (South Korea) (1)                                                    7,216,430          26,224            .40
ICICI Bank Ltd. (India)                                                                  8,597,501          24,974            .38
Daegu Bank, Ltd. (South Korea) (1)                                                       5,177,540          21,260            .33
UMB Financial Corp. (USA)                                                                  420,000          16,397            .25
Pusan Bank (South Korea) (1)                                                             3,690,000          15,152            .23
Hudson River Bancorp, Inc. (USA)                                                           623,600          15,060            .23
Citizens Banking Corp. (USA)                                                               549,900          13,291            .20
Republic Bancshares, Inc. (USA) (1)                                                        506,400           9,844            .15s
Southern Financial Bancorp, Inc. (USA)                                                     209,000           6,055            .09
JCG Holdings Ltd. (Hong Kong)                                                            7,990,000           3,534            .05

BIOTECHNOLOGY  -  2.64%
Amylin Pharmaceuticals, Inc. (USA) (1)                                                   2,509,400          41,706
Amylin Pharmaceuticals, Inc.(1)  (3)                                                       450,000           7,479            .75
Transkaryotic Therapies, Inc. (USA) (1)                                                  1,000,000          32,410            .49
Neurocrine Biosciences, Inc. (USA) (1)                                                     500,000          20,500            .31
NicOx S.A. (France) (1)                                                                    753,000          11,156            .17
TECHNE Corp. (USA) (1)                                                                     330,500          10,837            .17
Q-Med AB (Sweden) (1) (2)                                                                1,610,000           9,025            .14
Protein Design Labs, Inc. (USA) (1)                                                        858,000           7,121            .11
IDEXX Laboratories, Inc. (USA) (1)                                                         225,000           6,963            .11
Transgenomic, Inc. (USA) (1) (2)                                                         1,525,000           5,815            .09
OSI Pharmaceuticals, Inc. (USA) (1)                                                        287,000           4,870            .07
ILEX Oncology, Inc. (USA) (1)                                                              828,400           3,935            .06
Avigen, Inc. (USA) (1)                                                                     450,000           3,568            .06
Caliper Technologies Corp. (USA) (1)                                                       690,000           2,891            .04
Neurobiological Technologies, Inc. (USA) (1)                                               900,000           2,637            .04
Control Delivery Systems Inc., Series A, convertible preferred (USA) (1) (3) (4)            55,824           1,500            .02
Vical Inc. (USA) (1)                                                                       282,000             651            .01



INTERNET SOFTWARE & SERVICES  -  2.40%
EarthLink, Inc. (USA) (1) (2)                                                            7,531,700          40,219            .61
Hotels.com, Class A (formerly Hotel Reservations Network, Inc.)(USA) (1)                   500,000          25,290            .39
DoubleClick Inc. (USA) (1)                                                               4,039,400          20,763            .32
LendingTree, Inc.  (USA) (1)                                                               940,000          13,856
LendingTree, Inc. (1)  (3)                                                                 400,000           5,896            .30
Expedia, Inc., Class A (USA) (1)                                                           300,000          15,195            .23
Fidelity National Information Solutions, Inc. (USA) (1)                                    575,000           8,792            .13
MatrixOne, Inc. (USA) (1)                                                                1,500,000           6,510            .10
Orbiscom Ltd. (Ireland) (1) (3) (4)                                                      3,905,874           5,668            .09
NetRatings, Inc. (USA) (1)                                                                 776,200           4,533            .07
Digitas Inc. (USA) (1)                                                                   1,310,000           2,882            .04
Muse Prime Software, Inc., Series B, convertible preferred (formerly BridgeSpan,
 Inc.) (USA) (1) (2) 1,770,000                                                               2,372            .04
Ubizen (Belgium) (1)                                                                     1,068,000           2,215            .03
Homestore, Inc. (formerly Homestore.com, Inc.)(USA) (1)                                  4,600,000           1,334            .02
Meet World Trade, Series C, convertible preferred (USA) (1) (3) (4)                        389,416             730            .01
ProcurePoint Travel Solutions Inc., Series B, convertible preferred (USA)
(1) (3) (4)                  514,933                                                           499            .01
SonicWALL, Inc. (USA) (1)                                                                  158,200             435            .01
TriZetto Group, Inc. (USA) (1)                                                               5,500              27            .00
Commerx, Inc., Series B, convertible preferred (USA) (1) (3) (4)                           321,802               -            .00


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  2.38%
ASM International NV (New York registered) (Netherlands) (1) (2)                         2,746,800          24,859            .38
O2Micro International Ltd. (USA) (1) (2)                                                 2,150,000          16,942            .26
Faraday Technology Corp. (Taiwan) (1)                                                    6,046,300          16,583            .25
PMC-Sierra, Inc. (USA) (1)                                                               3,500,000          13,580            .21
Semtech Corp. (USA) (1)                                                                  1,350,000          13,095            .20
Micrel, Inc. (USA) (1)                                                                   1,750,000          10,780            .17
Power Integrations, Inc. (USA) (1)                                                         850,000          10,362            .16
Cymer, Inc. (USA) (1)                                                                      400,000           7,456            .11
ASM Pacific Technology Ltd. (Hong Kong)                                                  4,186,000           7,192            .11
Melexis NV (Belgium)                                                                     1,375,000           7,062            .11
MegaChips Corp. (Japan)                                                                    295,000           4,848            .07
Exar Corp. (USA) (1)                                                                       400,000           4,620            .07
Zeevo, Inc., Series C, convertible preferred (USA) (1) (2) (3) (4)                       1,587,301           3,981            .06
ASE Test Ltd. (Taiwan) (1)                                                                 966,400           3,411            .05
Advanced Energy Industries, Inc. (USA) (1)                                                 325,000           2,893            .04
Integrated Circuit Systems, Inc. (USA) (1)                                                 175,000           2,748            .04
BE Semiconductor Industries, NV (Netherlands) (1)                                          500,000           2,124            .03
Brooks-PRI Automation, Inc. (formerly Brooks Automation, Inc.) (USA) (1)                   150,000           1,713            .03
Vitesse Semiconductor Corp. (USA) (1)                                                    2,300,000           1,564            .02
ASAT Holdings Ltd. (ADR) (Hong Kong) (1)                                                   622,000             591            .01
ClearSpeed Technology Ltd. (United Kingdom) (1) (3) (4)                                  2,300,000              26            .00

HEALTH CARE EQUIPMENT & SUPPLIES  -  2.27%
Centerpulse (formerly Sulzer Medica Ltd)(Switzerland)(1)                                   201,600          30,345            .46
Wright Medical Group, Inc. (USA) (1)                                                     1,260,200          23,982            .36
ResMed Inc (USA) (1)                                                                       682,000          19,505
ResMed Inc, AUD denominated (1)                                                            750,000           2,116            .33
Wilson Greatbatch Technologies, Inc. (USA) (1)                                             465,800          12,949            .20
The Cooper Companies, Inc. (USA)                                                           200,000          10,500            .16
American Medical Systems Holdings, Inc. (USA) (1)                                          500,000          10,375            .16
Coloplast A/S, Class B (Denmark)                                                           137,000           9,657            .15
Lumenis Ltd. (Israel) (1) (2)                                                            2,270,000           8,898            .14
Sectra AB, Class B (Sweden)                                                              1,133,200           4,887            .07
Urologix, Inc. (USA) (1) (2)                                                               900,000           4,104            .06
Aspect Medical Systems, Inc. (USA) (1) (2)                                               1,137,000           3,297            .05
MedSource Technologies, Inc. (USA) (1)                                                     400,000           3,008            .05
Microlife Corp. (Taiwan)                                                                 1,336,200           2,878            .04
TriPath Imaging, Inc. (USA) (1)                                                            886,242           1,994            .03
Vision-Sciences, Inc. (USA) (1)                                                            984,500             817            .01
Genetronics Biomedical Corp., warrants, expire 2003 (USA) (1) (3) (4)                      120,000               1            .00



FOOD & DRUG RETAILING  -  2.17%
Performance Food Group Co. (USA) (1) (2)                                                 2,920,000          99,163           1.51
Cawachi Ltd. (Japan)                                                                       181,000          11,676            .18
Jean Coutu Group (PJC) Inc., Class A (Canada)                                            1,000,000          10,981            .17
Whole Foods Market, Inc. (USA) (1)                                                         250,000          10,710            .16
Sundrug Co., Ltd. (Japan)                                                                  220,000           9,473            .15
Migros Turk TAS (Turkey)                                                                 3,676,475             182            .00


FOOD PRODUCTS  -  1.78%
IOI Corp. Bhd. (Malaysia)                                                               20,000,000          30,263            .46
IAWS Group PLC (Ireland)                                                                 3,400,000          24,179            .37
Lindt & Sprungli AG (Switzerland)                                                            2,540          16,188
Lindt & Sprungli AG, participation certificate                                              13,076           7,270            .36
Burns, Philp & Co. Ltd. (Australia) (1)                                                 47,500,000          15,204
Burns, Philp & Co. Ltd., warrants, expire 2003 (1)                                       5,000,000           1,058            .25
PT Indofood Sukses Makmur Tbk (Indonesia)                                              109,321,500           9,120            .14
Cadiz Inc. (USA) (1) (2)                                                                 2,300,000           6,900            .10
Pulmuone Co., Ltd. (South Korea)                                                           230,000           6,554            .10

AEROSPACE & DEFENSE  -  1.46%
Mercury Computer Systems, Inc. (USA) (1) (2)                                             1,435,700          33,883            .52
DRS Technologies, Inc. (USA) (1)                                                           750,000          27,915            .42
Integrated Defense Technologies, Inc. (USA) (1) (2)                                        996,300          19,627            .30
EDO Corp. (USA)                                                                            650,000          14,567            .22


BUILDING PRODUCTS  -  1.43%
Uponor Oyj (Finland)                                                                     1,567,839          30,661            .47
Geberit AG (Switzerland)                                                                    63,965          17,434            .27
Kumgang Korea Chemical Co., Ltd. (South Korea)                                             145,000          13,932            .21
Ultraframe PLC (United Kingdom)                                                          3,575,000          13,120            .20
Noritz Corp. (Japan)                                                                     1,460,000          11,038            .17
Nobia AB (Sweden) (1)                                                                    1,255,000           7,441            .11


HOUSEHOLD DURABLES  -  1.34%
Ekornes ASA (Norway) (2)                                                                 2,230,000          22,420            .34
Rinnai Corp. (Japan)                                                                       600,000          14,077            .21
Yankee Candle Company, Inc. (USA) (1)                                                      800,000          13,736            .21
American Greetings Corp., Class A (USA)                                                    600,000           9,660            .15
Rational AG (Germany)                                                                      272,100           8,767            .13
Palm Harbor Homes, Inc. (USA) (1)                                                          663,906           7,709            .12
Sumitomo Forestry Co., Ltd. (Japan)                                                      1,150,000           6,776            .10
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)                                   1,043,000           4,970            .08


TRANSPORTATION INFRASTRUCTURE  -  1.28%
SembCorp Logistics Ltd. (Singapore)                                                     39,605,200          37,439            .57
Zhejiang Expressway Co. Ltd., Class H (China)                                           75,000,000          25,003            .38
Jiangsu Expressway Co. Ltd., Class H (China)                                            79,250,000          21,339            .33


BEVERAGES  -  1.23%
BRL Hardy Ltd. (Australia)                                                               7,641,067          32,333            .49
Cott Corp. (Canada) (1)                                                                  1,689,850          25,649            .39
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey) (1)                                 960,000,000          15,344            .23
Robert Mondavi Corp., Class A (USA) (1)                                                    193,200           5,885            .09
Quilmes Industrial SA, Class B (ADR) (Argentina) (1)                                       220,200           1,629            .03


ENERGY EQUIPMENT & SERVICES  -  1.07%
Rowan Companies, Inc. (USA) (1)                                                          1,210,500          22,564            .34
Newpark Resources, Inc. (USA) (1)                                                        3,250,000          12,870            .20
Enerflex Systems Ltd. (Canada)                                                             895,000           9,433            .14
Precision Drilling Corp. (Canada) (1)                                                      293,000           8,819            .13
Hydril Co. (USA) (1)                                                                       317,500           7,899            .12
FMC Technologies, Inc. (USA) (1)                                                           350,000           5,866            .09
Ramco Energy PLC (United Kingdom) (1)                                                      800,000           2,988            .05

SOFTWARE  -  1.03%
Novell, Inc. (USA) (1)                                                                   9,754,000          20,483            .31
OPNET Technologies, Inc. (USA) (1) (2)                                                   1,045,500           6,618            .10
Macromedia, Inc. (USA) (1)                                                                 800,000           6,184            .09
Micromuse Inc. (USA) (1)                                                                 2,400,000           6,048            .09
Creo Inc. (Canada) (1)                                                                   1,000,000           5,010            .08
Telelogic AB (Sweden) (1) (2)                                                           12,452,500           4,913            .07
Verisity Ltd. (Israel) (1)                                                                 400,000           4,776            .07
Aldata Solution Oyj (Finland) (1) (2)                                                    4,237,300           3,306            .05
Aspen Technology, Inc. (USA) (1)                                                           533,000           1,599
Aspen Technology, Inc. (1)  (3)                                                            467,000           1,401
Aspen Technology, Inc., warrants, expire 2007 (1) (3) (4)                                   84,060               -            .05
Mentor Graphics Corp. (USA) (1)                                                            500,000           2,440            .04
MMC AS (Norway) (1) (3) (4)                                                              4,150,000           1,820            .03
Infoteria Corp. (Japan) (1) (2) (3) (4)                                                      2,672           1,372            .02
Monterey Design Systems Inc., Series E, convertible preferred (USA) (1) (3) (4)          1,000,000             670            .01
Ubi Soft Entertainment SA (France) (1)                                                      67,870             560            .01
SuSE Linux AG (Germany) (1) (3) (4)                                                         75,626             246            .00
diCarta  (USA) (1) (3) (4)                                                                 103,135             105            .00
Technology Nexus AB (Sweden) (1)                                                            38,700              31            .00


DIVERSIFIED FINANCIALS  -  0.88%
Federal Agricultural Mortgage Corp., Class C (USA) (1)                                     630,000          18,591            .28
Housing Development Finance Corp. Ltd. (India)                                             958,240          11,882            .18
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                        7,181,100           8,655            .13
American Capital Strategies, Ltd. (USA)                                                    400,000           7,536            .12
Saxon Capital, Inc. (USA) (1)                                                              625,000           6,919            .11
Singapore Exchange Ltd. (Singapore)                                                      4,380,600           2,835            .04
OM AB (Sweden)                                                                             367,100           1,266            .02


METALS & MINING  -  0.79%
Gabriel Resources Ltd. (Canada) (1) (2)                                                  6,160,000          20,215            .31
Yanzhou Coal Mining Co. Ltd. (China)                                                    26,400,000           8,716            .13
M.I.M. Holdings Ltd. (Australia)                                                         9,600,000           5,885            .09
Hoganas AB, Class B (Sweden)                                                               320,000           5,761            .09
First Quantum Minerals Ltd. (Canada) (1) (2)                                             2,540,000           4,648            .07
Wheaton River Minerals Ltd. (Canada) (1) (3)                                             3,125,000           2,229
Wheaton River Minerals Ltd., warrants, expire 2007 (1) (3)                               1,562,500             493            .04
Thistle Mining Inc. (Canada) (1)                                                         6,264,309           1,779
Thistle Mining Inc., GBP denominated (1)                                                 3,025,000             902            .04
Navan Mining PLC (United Kingdom) (1) (2)                                               13,800,000           1,407            .02

INTERNET & CATALOG RETAIL  -  0.73%
School Specialty, Inc. (USA) (1) (2)                                                     1,080,000          27,011            .41
Internet Auction Co. Ltd. (South Korea) (1) (2)                                            677,443           9,291            .14
1-800-FLOWERS.COM, Inc., Class A (USA) (1)                                                 925,000           6,438            .10
dELiA*s Corp., Class A (USA) (1) (2)                                                     2,750,000           2,888            .04
RedEnvelope, Inc., Series E, convertible preferred (USA) (1) (2) (3) (4)                 2,525,124           1,626
RedEnvelope, Inc., Series F, convertible preferred (USA) (1) (2) (3) (4)                 1,018,681             650            .04


IT CONSULTING & SERVICES  -  0.69%
ProQuest Co. (USA) (1)                                                                     500,000          15,175            .23
Titan Corp. (USA) (1)                                                                    1,325,000          12,720            .19
Teleca AB, Class B (Sweden)                                                              2,893,241           7,174            .11
Alphameric PLC (United Kingdom) (2)                                                      6,625,000           5,510            .08
NEC Soft, Ltd. (Japan) (1)                                                                  46,050           1,366
NEC Soft, Ltd. (1) (5)                                                                      46,050           1,324            .04
HiQ International AB (Sweden)  (2)                                                       2,415,500             937            .02
ALTEN SA (France) (1)                                                                      247,500             880            .01
Enea Data AB (Sweden) (1)                                                                4,090,500             370            .01

COMMUNICATIONS EQUIPMENT  -  0.68%
CIENA Corp. (USA) (1)                                                                    3,900,000          11,583            .18
NetScreen Technologies, Inc. (USA) (1) (3)                                                 691,496           7,503            .12
New Focus, Inc. (USA) (1)                                                                2,460,000           6,642            .10
Plantronics, Inc. (USA) (1)                                                                335,000           5,461            .08
Ixia (USA) (1)                                                                           1,305,000           5,351            .08
Cambridge Silicon Radio, Series II, convertible preferred (United Kingdom)
 (1) (3) (4)                                                                             1,137,011           3,860            .06
Filtronic PLC (United Kingdom)                                                           2,949,600           2,907            .04
SwitchCore AB (Sweden) (1)                                                               1,824,377             580            .01
ADVA AG Optical Networking (Germany) (1)                                                   693,659             534            .01
Himachal Futuristic Communications Ltd. (India) (1)                                            100               -            .00

CONSTRUCTION & ENGINEERING  -  0.67%
Daelim Industrial Co., Ltd. (South Korea) (2)                                            2,425,000          28,478            .43
LG Engineering & Construction Co., Ltd. (South Korea)                                    1,100,000          11,563            .18
Kyowa Exeo Corp. (Japan)                                                                 1,050,000           4,159            .06


TEXTILES, APPAREL & LUXURY GOODS  -  0.65%
Phillips-Van Heusen Corp. (USA)                                                          1,300,000          16,380            .25
Texwinca Holdings Ltd. (Hong Kong)                                                      14,200,000           9,559            .15
Columbia Sportswear Co. (USA) (1)                                                          250,000           8,680            .13
Cheil Industries Inc. (South Korea)                                                        750,000           8,161            .12

REAL ESTATE  -  0.57%
Newhall Land and Farming Co. (USA)                                                       1,000,000          24,600            .38
Unibail (France)                                                                           222,000          12,498            .19


WIRELESS TELECOMMUNICATION SERVICES  -  0.50%
GLOBE TELECOM, Inc. (Philippines) (1)                                                    1,702,498          15,122            .23
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                583,600           7,470            .12
Tele Celular Sul Participacoes SA, preferred nominative (ADR) (Brazil)                     939,900           6,203
Tele Celular Sul Participacoes SA, ordinary nominative                               2,247,692,036           1,155            .11
Total Access Communication PCL (Thailand) (1)                                            5,243,000           2,543            .04


CONSTRUCTION MATERIALS  -  0.43%
Associated Cement Companies Ltd. (India)                                                 7,650,000          21,818            .33
Anhui Conch Cement Co. Ltd., Class H (China)                                            23,000,000           6,340            .10

AIRLINES  -  0.42%
WestJet Airlines Ltd. (Canada) (1)                                                       2,040,000          23,432            .36
Atlantic Coast Airlines Holdings, Inc. (USA) (1)                                           300,000           2,775            .04
Continental Airlines, Inc., Class B (USA) (1)                                              250,000           1,348            .02


HOUSEHOLD PRODUCTS  -  0.36%
WD-40 Co. (USA)                                                                            816,300          23,591            .36

GAS UTILITIES  -  0.32%
International Energy Group Ltd. (United Kingdom) (2)                                     4,640,000          13,833            .21
Xinao Gas Holdings Ltd. (Hong Kong) (1) (2)                                             37,300,000           7,413            .11

DISTRIBUTORS  -  0.29%
MEDION AG (Germany)                                                                        476,600          14,122            .22
Sixt AG (Germany)                                                                          331,136           2,796
Sixt AG, nonvoting preferred                                                               294,768           2,009            .07

PAPER & FOREST PRODUCTS  -  0.27%
M-real Oyj, Class B (Finland)                                                            2,610,000          17,659            .27

COMPUTERS & PERIPHERALS  -  0.26%
Psion PLC (United Kingdom) (1)                                                          13,775,000           7,619            .12
Anoto Group AB (formerly C Technologies AB)(Sweden) (1) (2)                              4,967,433           4,820
Anoto Group AB, rights, expire 2002 (1) (2) (4)                                          4,967,433             178            .08
Opticom ASA (Norway) (1)                                                                   553,600           4,557            .07

OTHER  -  1.40%
KOSE Corp. (Japan)                                                                         475,200          14,488            .22
KEC Corp. (South Korea)                                                                    391,040          12,364            .19
Hung Hing Printing Group Ltd. (Hong Kong)                                               17,199,000          10,971            .17
Test-Rite International Co., Ltd.  (Taiwan)                                             15,620,000          10,677            .16
Neptune Orient Lines Ltd. (Singapore) (1)                                               24,000,000           8,305            .13
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. Tbk (ADR)
(Indonesia)                                                                                850,000           7,973            .12
Zebra Technologies Corp., Class A (USA) (1)                                                120,000           6,323            .09
Samsung Co., Ltd. (South Korea)                                                            860,000           4,506            .07
TECMO, Ltd. (Japan)                                                                        450,000           4,038            .06
Ratchaburi Electricity Generating Holding PCL (Thailand)                                 9,686,200           3,783            .06
Grupo Auxiliar Metalurgico Technologica, SA (Spain) (1)                                    220,000           3,183            .05
SGL Carbon AG (Germany) (1)                                                                500,000           2,889            .04
LTG Technologies PLC (United Kingdom) (1) (2)                                           17,785,714           1,256            .02
Cogent Communications, Inc., Series C, convertible preferred (USA) (1) (3) (4)           4,973,129             402
Cogent Communications, Inc., Series B, convertible preferred (1) (3) (4)                 1,098,901             115            .01
Multiplex, Inc., Series C, convertible preferred (USA) (1) (3) (4)                       1,358,696             477            .01
Integrated Production and Test Engineering (Belgium) (1)                                   137,946             375            .00
Highpoint Telecommunications Inc. (Canada) (1) (4)                                         322,000               2            .00
Global Light Telecommunications Inc. (Canada) (1) (4)                                      228,000               2            .00

Miscellaneous  -  4.99%
Other equity securities in initial period of acquisition                                                   327,830           4.99


Total equity securities (cost: $7,169,162,000)                                                      $    6,060,096          92.32



                                                                                         Principal          Market        Percent
                                                                                            amount           value         of net
Short-term securities                                                                         (000)           (000)        assets

Corporate short-term notes  -  5.50%
Mont Blanc Capital Corp. 1.71%-1.76% due 10/8-11/20/2002 (3)                                50,000    $     49,940           .76%
Spintab AB (Swedmortgage) 1.75%-1.82% due 10/7-11/7/2002                                    27,500          27,476            .42
HBOS Treasury Services PLC 1.76%-1.77% due 10/23-10/31/2002                                 26,000          25,967            .40
Shell Finance (Netherlands) B.V. 1.70% due 10/9/2002 (3)                                    25,000          24,989            .38
Dexia Delaware LLC 1.73% due 10/10/2002                                                     25,000          24,988            .38
KfW International Finance Inc. 1.73%-1.76%  due 10/8-10/11/2002                             25,000          24,988            .38
Asset Securitization Cooperative Corp. 1.77% due 10/17/2002 (3)                             25,000          24,979            .38
ChevronTexaco Corp. 1.69%-1.72% due 10/11-11/4/2002 (3)                                     25,000          24,969            .38
Nestle Capital Corp. 1.72% due 11/1/2002 (3)                                                25,000          24,962            .38
Lloyds Bank PLC 1.76% due 11/8/2002 (3)                                                     25,000          24,952            .38
GlaxoSmithKline Finance PLC 1.77% due 10/18/2002                                            24,600          24,578            .37
Bank of Nova Scotia 1.72% due 10/21/2002                                                    23,600          23,576            .36
Ciesco LP 1.74% due 10/30/2002                                                              20,000          19,971            .30
AEGON Funding Corp. 1.72% due 10/15/2002 (3)                                                15,000          14,989            .23


Federal agency discount notes  -  1.70%
Freddie Mac 1.65%-1.70% due 10/1-11/7/2002                                                  72,900          72,816           1.11
Federal Home Loan Banks 1.625% due 11/15/2002                                               25,000          24,948            .38
Fannie Mae 1.68% due 11/6/2002                                                              14,000          13,976            .21

U.S. Treasuries  -  0.32%
U.S. Treasury Bills 1.68% due 10/24/2002                                                    21,000          20,977            .32

Total short-term securities (cost: $494,041,000)                                                           494,041           7.52


Total investment securities (cost: $7,663,203,000)                                                       6,554,137          99.84

New Taiwanese Dollar (cost: $3,324,000)                                                 NT$109,119           3,134            .05

Excess of cash and receivables over payables                                                                 7,221            .11

Net assets                                                                                              $6,564,492        100.00%

(1) Non-income-producing security.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5) This security has been authorized but not yet issued.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements



Equity securities appearing in the portfolio since March 31, 2002
9/30/2002

AFC Enterprises
American Greetings
American Healthways
Anhui Conch Cement
Aristocrat Leisure
Barnes & Noble
Baycorp Advantage
Bonavista Petroleum
Cabot Oil & Gas
Canadian Oil Sands Trust
Cawachi
CIENA
Columbia Sportswear
Cooper Companies
Culture Convenience Club
Daegu Bank
Daelim Industrial
DRS Technologies
EDO
Fidelity National Information Solutions
Fitness First
FLIR Systems
Hong Kong Exchanges and Clearing
Hudson River Bancorp
Hung Hing Printing Group
Hyosung
Integrated Defense Technologies
InterMune
IOI
KEC
Korea Exchange Bank
LendingTree
Miller's Retail
Nobia
Nortiz
Odyssey HealthCare
PMC-Sierra
ProQuest
Pusan Bank
Radio One
Recordati
Renishaw
Rinnai
Solutia
SOURCECORP
Sundrug
Techem
TECHNE
Test-Rite International
Texwinca Holdings
Venture Production
WD-40
Western Gas Resources
Wheaton River Minerals
William Hill
Wright Medical Group
Yankee Candle
Yanzhou Coal Mining



Equity securities eliminated from the portfolio since March 31, 2002
9/30/2002



Aderans
AIT Group
America Online Latin America
AmeriPath
AMN Healthcare Services
Antenna TV
Anthracite Capital
Arcadia Group
Arcon International Resources
Armor Holdings
Asyst Technologies
Atlas Air Worldwide Holdings
Austar United Communications
AVEX
Avocet Mining
BEC World
Cable Satisfaction International
Cambridge Antibody Technology Group
Castellum
Cephalon
Cheil Jedang
CNET Networks
Coca-Cola Central Japan
Cognos
Computer Access Technology
CoreExpress
Corporate Services Group
Cross Country
Cubist Pharmaceuticals
Cumulus Media
Digital Electronics
DigitalThink
DSP Group
Edison Schools
Elantec Semiconductor
Embarcadero Technologies
EUROBIKE
Exedy
Fisher & Paykel Healthcare
Flextronics International
Forbes Medi-Tech
Genesco
GFT Technologies
Gladstone Capital
Grant Prideco
Grupo Aeroportuario del Sureste
Hain Celestial Group
HIT Entertainment
HNC Software
Homac
Hudson United Bancorp
Hughes Software Systems
Innovation Group
Integra LifeSciences Holdings
InternetStudios.com
Intertape Polymer Group
Invitrogen
ITE Group
I T International Theatres
i2 Technologies
Jenoptik
Journal Register
Key3Media Group
Koito Manufacturing
Mahindra & Mahindra
Medallion Financial
Metris Companies
Microchip Technology
Midas
MIH
MIH Holdings
Miura
Morton's Restaurant Group
M2S Sverige
National Petrochemical
NCsoft
Nissin
Nobel Biocare
NOK
Openwave Systems
Pacific Capital Bancorp
patsystems
PayPal
Pinnacle Systems
PizzaExpress
Point Therapeutics
POOLiA
Power X
PRIMEDIA
Quest Software
RADWARE
RailAmerica
Resources Connection
Retek
RG Capital Radio
Rudolph Technologies
Sabate Diosos
Selectica
Sigma Networks
Simplex Solutions
SkyWest
SmartForce
S.O.I.TEC
Sotec
Stonesoft
SuperGen
Techtronic Industries
Tele Centro Oeste Celular Participacoes
Tele Leste Celular Participacoes
Tele Norte Celular Participacoes
Telemig Celular Participacoes
THK
Tohoku Pioneer
TriQuint Semiconductor
Ulticom
United Therapeutics
Varian Semiconductor Equipment Associates
VIA NET.WORKS
Vintage Petroleum
WEB.DE
West Coast Bancorp
Woolworths Group
XOMA
Yushin Precision Equipment
Zarlink Semiconductor



SMALLCAP World Fund
Financial statements
(dollars and shares in thousands, except per-share amounts)
Statement of assets and liabilities
at September 30, 2002

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $5,920,097)                                            $5,214,693
  Affiliated issuers (cost: $1,743,106)                                               1,339,444                  $6,554,137
 Cash denominated in non-U.S. currencies
  (cost: $3,324)                                                                                                      3,134
 Cash                                                                                                                   318
 Receivables for:
  Sales of investments                                                                   22,514
  Sales of fund's shares                                                                  8,666
  Dividends                                                                               6,976                      38,156
                                                                                                                  6,595,745
Liabilities:
 Payables for:
  Purchases of investments                                                               11,381
  Repurchases of fund's shares                                                           12,850
  Investment advisory services                                                            3,818
  Services provided by affiliates                                                         2,554
  Deferred Directors' compensation                                                          445
  Other fees and expenses                                                                   205                      31,253
Net assets at September 30, 2002                                                                                 $6,564,492

,Net assets consist of:
 Capital paid in on shares of capital stock                                                                      $9,872,473
 Accumuluated net investment loss                                                                                   (51,687)
 Accumulated net realized loss                                                                                   (2,147,017)
 Net unrealized depreciation                                                                                     (1,109,277)
  Net assets at September 30, 2002                                                                               $6,564,492

Total authorized capital stock - 800,000 shares, $0.01 par value
                                                          Net assets         Shares outstanding   Net asset value per share
                                                                                                                         (1)
Class A                                                   $6,282,720                    358,418                      $17.53
Class B                                                      118,330                      6,881                       17.20
Class C                                                       56,291                      3,283                       17.15
Class F                                                       24,146                      1,381                       17.48
Class 529-A                                                   15,141                        864                       17.53
Class 529-B                                                    3,200                        184                       17.43
Class 529-C                                                    6,602                        379                       17.44
Class 529-E                                                      665                         38                       17.50
Class 529-F                                                        1                         -*                       17.53
Class R-1                                                         20                          1                       17.49
Class R-2                                                      2,362                        135                       17.49
Class R-3                                                      2,388                        136                       17.51
Class R-4                                                         13                          1                       17.53
Class R-5                                                     52,613                      2,997                       17.55

*Amount less than one thousand.
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were $18.60 for each.



See Notes to Financial Statements
(dollars in thousands)
Statement of operations
for the year ended September 30, 2002
Investment income:
 Income:
  Interest                                                                             $  18,846
  Dividends (net of non-U.S. withholding
            tax of $4,344; also includes
            $9,493 from affiliates)                                                       51,085                   $  69,931

 Fees and expenses:
  Investment advisory services                                                            55,303
  Distribution services                                                                   21,752
  Transfer agent services                                                                 14,770
  Administrative services                                                                    193
  Reports to shareholders                                                                    693
  Registration statement and prospectus                                                      768
  Postage, stationery and supplies                                                         1,936
  Directors' compensation                                                                    125
  Auditing and legal                                                                         129
  Custodian                                                                                1,519
  State and local taxes                                                                      258
  Other                                                                                      186
  Total expenses before reimbursement                                                     97,632
   Reimbursement of expenses                                                                   3                      97,629
 Net investment loss                                                                                                 (27,698)

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized (loss) gain on:
  Investments (including $(425,828) net loss from affiliates)                         (1,019,521)
  Non-U.S. currency transactions                                                             122                  (1,019,399)
 Net unrealized appreciation (depreciation) on:
  Investments                                                                            682,893
  Non-U.S. currency translations                                                             (15)                    682,878
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                            (336,521)
Net decrease in net assets resulting
 from operations                                                                                                  $ (364,219)



See Notes to Financial Statements




 (dollars in thousands)
Statement of changes in net assets

 Year ended 'September 30
                                                                                               2002                        2001
Operations:
 Net investment loss                                                                     $  (27,698)                  $  (1,572)
 Net realized loss on investments and
  non-U.S. currency transactions                                                         (1,019,399)                 (1,118,567)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                         682,878                  (5,126,253)
  Net decrease in net assets
   resulting from operations                                                               (364,219)                 (6,246,392)

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                                      (14,969)                          -
  Distributions from net realized gain
   on investments                                                                                 -                  (1,844,409)
    Total dividends and distributions paid
     to shareholders                                                                        (14,969)                 (1,844,409)

Capital share transactions                                                                 (431,741)                  1,295,521

Total decrease in net assets                                                               (810,929)                 (6,795,280)

Net assets:
 Beginning of year                                                                        7,375,421                  14,170,701
 End of year (including accumulated
  net investment loss of
   $(51,687) and $(17,883),
  respectively)                                                                         $ 6,564,492                  $7,375,421



See Notes to Financial Statements


Notes to financial statements


1. Organization and significant accounting policies

Organization - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class         Up to 5.75%                 None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended September 30, 2002, non-U.S. taxes paid on realized gains were $769,000. As of September 30, 2002, non-U.S. taxes provided on unrealized gains were $67,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; cost of investments sold; net capital losses and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September 30, 2002, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $7,709,788,000.

During the year ended September 30, 2002, the fund reclassified $368,000 from additional paid-in capital and $8,495,000 from undistributed net realized gains to undistributed net investment income to align financial reporting with tax reporting.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Accumulated net investment income and currency losses                                                        (15,000)
Loss deferrals related to non-U.S. currency that were realized during the period November 1,                  (1,063)
2001 through September 30, 2002
Short-term and long-term capital loss deferrals                                                           (2,138,872)
Gross unrealized appreciation on investment securities                                                        936,989
Gross unrealized depreciation on investment securities                                                    (2,089,506)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $53,865,000 and $1,186,404,000 expiring in 2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $898,602,000 that were realized during the period November 1, 2001 through September 30, 2002.

The tax character of distributions paid was as follows (dollars in thousands):


Year ended September 30, 2002
                                      Distributions from ordinary income
Share class                     Net investment income and currency gains           Short-term capital gains

Class A                                                         $ 14,919                                $ -
Class C                                                                6                                  -
Class F                                                               44                                  -
Total                                                           $ 14,969                                $ -





                                Distributions from long-term capital gains        Total distributions paid
Class A                                                                $ -                        $ 14,919
Class C                                                                  -                               6
Class F                                                                  -                              44
Total                                                                  $ -                        $ 14,969




Year ended September 30, 2001
                                      Distributions from ordinary income
Share class                     Net investment income and currency gains           Short-term capital gains
Class A                                                                -                                  -
Class B                                                                -                                  -
Total                                                                  -                                  -




                                Distributions from long-term capital gains        Total distributions paid
Share class                                                    $ 1,832,488                     $ 1,832,488
Class A                                                             11,921                          11,921
Class B                                                        $ 1,844,409                     $ 1,844,409
Total



4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the year ended September 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.670% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2002, there were no unreimbursed expenses which remain subject to reimbursement for Class A or for Class 529-A.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended September 30, 2002, were as follows (dollars in thousands):

         -----------------------------------------------------------------------
           Share class     Distribution    Transfer agent     Administrative
                             services         services           services
         -----------------------------------------------------------------------
             Class A          $19,984          $14,504        Not applicable
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
             Class B           1,228             266          Not applicable
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
             Class C            442                                 $97





                                              Included
                                                 in
                                           administrative
                                              services
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
             Class F            48                                  43
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
           Class 529-A          10                                  16
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
           Class 529-B          12                                   4
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
           Class 529-C          24                                   8
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
           Class 529-E           1                                   1
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
           Class 529-F          -*                                   -
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
            Class R-1           -*                                  -*
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
            Class R-2            2                                   3
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
            Class R-3            1                                   1
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
            Class R-4           -*                                  -*
         ---------------------------------                  --------------------
         ---------------------------------                  --------------------
            Class R-5     Not applicable                             20
         -----------------------------------------------------------------------
         * Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended September 30, 2002
                                                              Reinvestments of dividends
Share class                          Sales(1)                          and distributions            Repurchases(1)
                                      Amount         Shares            Amount Shares            Amount   Shares

Class A                          $ 1,421,738         66,536          $ 14,140    631      $ (2,088,680) (98,892)
Class B                               67,429          3,183                 -      -           (20,798)  (1,007)
Class C                               83,268          4,003                 6    - *           (32,956)  (1,644)
Class F                               46,726          2,199                38      2           (25,762)  (1,219)
Class 529-A(2)                        18,779            875                 -      -              (214)     (11)
Class 529-B(2)                         3,915            185                 -      -               (16)      (1)
Class 529-C(2)                         8,196            384                 -      -               (94)      (5)
Class 529-E(2)                           798             38                 -      -               - *      - *
Class 529-F(2)                             1            - *                 -      -                 -        -
Class R-1(3)                              21              1                 -      -               - *      - *
Class R-2(3)                           2,903            157                 -      -              (390)     (22)
Class R-3(3)                           2,790            154                 -      -              (328)     (18)
Class R-4(3)                              14              1                 -      -                 -        -
Class R-5(3)                          70,305          3,177                 -      -            (3,570)    (180)
Total net increase
   (decrease) in fund            $ 1,726,883         80,893          $ 14,184    633      $ (2,172,808) 102,999)





                           Net increase (decrease)
                                           Amount        Shares
Class A                                $ (652,802)      (31,725)
Class B                                    46,631         2,176
Class C                                    50,318         2,359
Class F                                    21,002           982
Class 529-A(2)                             18,565           864
Class 529-B(2)                              3,899           184
Class 529-C(2)                              8,102           379
Class 529-E(2)                                798            38
Class 529-F(2)                                  1           - *
Class R-1(3)                                   21             1
Class R-2(3)                                2,513           135
Class R-3(3)                                2,462           136
Class R-4(3)                                   14             1
Class R-5(3)                               66,735         2,997
Total net increase
   (decrease) in fund                  $ (431,741)      (21,473)



Year ended September 30, 2001
                                                              Reinvestments of dividends
Share class                          Sales(1)                          and distributions            Repurchases(1)
                                      Amount         Shares            Amount Shares            Amount   Shares
Class A                          $ 1,723,568         65,277       $ 1,753,884 62,976      $ (2,289,551) (88,422)
Class B                               75,764          2,886            11,688    423           (10,348)    (416)
Class C(4)                            21,774            950                 -      -              (564)     (26)
Class F(4)                            25,571          1,085                 -      -           (16,265)    (686)
Total net increase
   (decrease) in fund            $ 1,846,677         70,198       $ 1,765,572 63,399      $ (2,316,728) (89,550)




                                        Net increase
                                   Amount        Shares

Class A                        $ 1,187,901        39,831
Class B                             77,104         2,893
Class C(4)                          21,210           924
Class F(4)                           9,306           399
Total net increase
   (decrease) in fund          $ 1,295,521        44,047




* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.




6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2002, the total value of restricted securities was $329,782,000, which represents 5.02% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,748,375,000 and $4,010,299,000, respectively, during the year ended September 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2002, the custodian fee of $1,519,000 includes $32,000 that was offset by this reduction, rather than paid in cash.

8. Transactions with affiliates
If the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer, that issuer is considered to be an affiliated issuer, as defined under the Investment Company Act of 1940. A summary of the fund's transactions in the securities of affiliated issuers during the year ended September 30, 2002 is as follows:




                                        Beginning                                    Ending      Realized     Realized
Company                                    shares    Purchases           Sales       shares     Gain/Loss    Gain/Loss
                                                                                                                  (000)

Advanced Energy Industries/1/           1,447,000      325,000       1,447,000      325,000
African Lakes/1/                        7,586,900            -       7,586,900            -             -            -
AimGlobal Technologies/1/                 650,000            -         650,000            -             -            -
Aldata Solution                         1,837,300    2,400,000               -    4,237,300             -            -
Alphameric                              4,925,000    1,700,000               -    6,625,000             -            -
alphyra group                             898,200      950,000               -    1,848,200             -            -
American Healthways                             -      900,000               -      900,000             -            -
Anoto Group                             2,946,600    6,988,266               -    9,934,866             -            -
ASM International                               -    2,746,800               -    2,746,800             -            -
Aspect Medical Systems                  1,137,000            -               -    1,137,000             -            -
Aspen Technology/1/                     1,625,000      533,000       1,625,000      533,000             -            -
AudioCodes/1/                           2,300,000            -       2,300,000            -             -            -
Avigen/1/                               1,050,000            -         600,000      450,000             -            -
Avocet Mining/1/                        3,700,000            -       3,700,000            -             -            -
Baycorp Advantage                               -   13,892,100               -   13,892,100             -            -
BKN International                         500,000            -               -      500,000             -            -
Black Box/1/                            1,084,000            -       1,084,000            -             -            -
BRL Hardy/1/                            8,668,238      940,850       1,968,021    7,641,067             -            -
Cadiz                                   2,300,000            -               -    2,300,000             -            -
Cafe de Coral Holdings                          -   28,192,000               -   28,192,000             -            -
Caliper Technologies/1/                 1,548,500            -         858,500      690,000             -            -
Cambrex                                 1,480,000            -         180,000    1,300,000   $(1,693,890)     $(1,694)
Centene                                         -      650,000               -      650,000             -            -
Cheil Communications                      170,000      128,000               -      298,000             -            -
CIMA LABS/1/                              617,200      200,000         507,200      310,000
Computer Access Technology/1/           1,000,000            -       1,000,000            -             -            -
Concord Camera/1/                       1,400,800            -       1,400,800            -             -            -
Daelim Industrial                               -    2,425,000               -    2,425,000             -            -
DDi/1/                                  3,100,000            -         825,000    2,275,000             -            -
dELiA*s                                 2,750,000            -               -    2,750,000             -            -
DFS Furniture/1/                        6,478,870            -       2,501,800    3,977,070             -            -
diCarta/1/                              1,650,165                    1,547,030      103,135             -            -
Documentum/1/                           2,366,900            -       2,366,900            -             -            -
DoubleClick/1/                          4,575,000    3,700,000       4,235,600    4,039,400
DSP Group/1/                            1,411,000            -       1,411,000            -             -            -
EarthLink                               5,673,000    2,208,700         350,000    7,531,700     2,608,608        2,609
Education Management                    1,625,000      200,000               -    1,825,000             -            -
Ekornes                                 1,670,000      560,000               -    2,230,000             -            -
Elantec Semiconductor/1/                1,200,000            -       1,200,000            -             -            -
Enerflex Systems/1/                       625,000      270,000                      895,000
EUROBIKE/1/                               364,000            -         364,000            -             -            -
Exar/1/                                 2,525,000            -       2,125,000      400,000             -            -
Extended Stay America                   6,190,000            -               -    6,190,000             -            -
Faraday Technology/1/                   7,000,000    1,737,300       2,691,000    6,046,300             -            -
First Quantum Minerals                  2,540,000            -               -    2,540,000             -            -
Fitness First                                   -    6,662,500               -    6,662,500             -            -
Gabriel Resources                       5,260,000      900,000               -    6,160,000             -            -
Generex Biotechnology/1/                1,243,467            -       1,079,000      164,467             -            -
Genetronics Biomedical/1/               2,090,000      360,000       2,330,000      120,000             -            -
Hana Microelectronics                   8,600,000    1,435,000       1,385,600    8,649,400       (66,556)         (66)
Hilb, Rogal and Hamilton                        -    1,780,000               -    1,780,000             -            -
HiQ International                       2,820,000            -         404,500    2,415,500      (675,741)        (676)
HNC Software/1/                         2,089,000        1,600       2,090,600            -             -            -
HotJobs.com/1/                          2,350,000            -       2,350,000            -             -            -
Hyosung                                         -    1,720,000               -    1,720,000             -            -
IDEXX Laboratories/1/                   2,181,300            -       1,956,300      225,000             -            -
ILEX Oncology/1/                        1,374,500      132,500         678,600      828,400             -            -
Imagistics International                        -    1,211,100         210,000    1,001,100     1,219,704        1,220
Independent Insurance Group/1/         14,540,000            -      14,540,000            -             -            -
Informatics Holdings                   16,964,000            -         899,000   16,065,000       298,488          298
Infoteria                                   2,672            -               -        2,672             -            -
Integrated Defense Technologies                 -      996,300               -      996,300             -            -
International Energy Group              4,640,000            -               -    4,640,000             -            -
Internet Auction                          558,643      118,800               -      677,443             -            -
InternetStudios.com/1/                    794,000       39,700         833,700            -             -            -
Intertape Polymer Group/1/              1,700,000            -       1,700,000            -             -            -
ITE Group/1/                           16,708,233            -      16,708,233            -             -            -
J D Wetherspoon                         9,404,935    1,980,681               -   11,385,616             -            -
Kingboard Chemical Holdings            30,492,000    4,550,000               -   35,042,000             -            -
Lions Gate Entertainment                2,500,000      303,500               -    2,803,500             -            -
LTG Technologies                        3,500,000   14,285,714               -   17,785,714             -            -
Lumenis                                 1,520,000      750,000               -    2,270,000             -            -
Mandarin Oriental International        43,000,000   10,000,000               -   53,000,000             -            -
MemberWorks/1/                          1,000,000            -       1,000,000            -             -            -
Mercury Computer Systems                  880,000    1,035,700         480,000    1,435,700     5,489,760        5,490
Michaels Stores/1/                      2,215,000    2,065,000       1,304,500    2,975,500                          -
Micronic Laser Systems                  1,319,476            -               -    1,319,476             -            -
Midas/1/                                  903,000            -         903,000            -             -            -
MIPS Technologies/1/                    2,485,000            -       2,485,000            -             -            -
Morton's Restaurant Group/1/              396,000            -         396,000            -             -            -
Mosaic Group/1/                         4,285,800            -       4,285,800            -             -            -
Muse Prime Software                     1,770,000            -               -    1,770,000             -            -
Navan Mining                                    -   13,800,000               -   13,800,000             -            -
New Focus/1/                            4,930,000    1,760,000       4,230,000    2,460,000             -            -
Nissin/1/                               1,725,000       75,500       1,800,500            -             -            -
O2Micro International                   1,253,600    1,298,600         402,200    2,150,000       (81,781)         (82)
OPNET Technologies                      1,045,500            -               -    1,045,500             -            -
P.F. Chang's China Bistro/1/              765,500      765,500         819,000      712,000             -            -
P4 Radio Hele Norge                     1,648,000            -               -    1,648,000             -            -
Paladin Resources                      11,270,998    4,812,992               -   16,083,990             -            -
Performance Food Group                  1,460,000    1,460,000               -    2,920,000             -            -
Photobition Group/1/                    6,200,000            -       6,200,000            -             -            -
Polaris Software Lab/1/                 2,631,457            -       2,631,457            -             -            -
Power Integrations/1/                   1,653,100      590,300       1,393,400      850,000             -            -
Province Healthcare                             -    3,095,000               -    3,095,000             -            -
PSD Group                               1,628,000            -               -    1,628,000             -            -
Q-Med                                   1,005,000      605,000               -    1,610,000             -            -
RedEnvelope                             2,525,124    1,018,681               -    3,543,805             -            -
Robert Walters                          5,000,000            -               -    5,000,000             -            -
Rogers                                    956,800            -               -      956,800             -            -
Salix Pharmaceuticals/1/                  960,000            -         840,200      119,800             -            -
Sanctuary Group                        11,470,839    8,000,000               -   19,470,839             -            -
SBS Broadcasting                        1,457,000      343,000               -    1,800,000             -            -
School Specialty                        1,130,000       52,900         102,900    1,080,000       990,294          990
Scios/1/                                2,500,000            -         245,000    2,255,000             -            -
Sharper Image                             775,000            -               -      775,000             -            -
Steak n Shake                           1,718,750            -          19,600    1,699,150        82,937           83
Stratos Lightwave/1/                    3,587,200            -       3,587,200            -             -            -
SuSE Linux/1/                              37,813       37,813               -       75,626             -            -
Sylvan Learning Systems                         -    2,620,000               -    2,620,000             -            -
Techem                                          -    1,567,335               -    1,567,335             -            -
Teleca/1/                               6,370,000    2,893,241       6,370,000    2,893,241             -            -
Telelogic                              13,069,500            -         617,000   12,452,500      (103,974)        (104)
Thistle Mining/1/                       6,264,309            -               -    6,264,309             -            -
Transgenomic                              825,000      700,000               -    1,525,000             -            -
TranSwitch/1/                           5,375,000            -       5,375,000            -             -            -
Trimble Navigation/1/                   1,500,000            -       1,500,000            -             -            -
Tsakos Energy Navigation/1/               682,903            -               -      682,903             -            -
United Therapeutics/1/                  1,305,000            -       1,305,000            -             -            -
Urologix                                        -      900,000               -      900,000             -            -
Venture Production                              -    6,021,600               -    6,021,600             -            -
webMethods/1/                           3,023,300            -       3,023,300            -             -            -
Western Oil Sands                       2,810,000      828,333         360,000    3,278,333             -            -
Woongjin.com                                    -    1,956,980               -    1,956,980             -            -
Xinao Gas Holdings                              -   37,300,000               -   37,300,000             -            -
Zeevo                                   1,587,301            -               -    1,587,301             -            -
Zenith National Insurance                       -    1,050,000               -    1,050,000             -            -
ZOOTS                                   3,266,613    9,316,381               -   12,582,994             -            -
                                                                                               $6,078,555   $6,070,486


                                        Interest                                                                  Market
                                             and                                                                value of
                                        Dividend    Dividend           Book             Book        Ending    affiliates
                                          income      income           Cost             Cost         Value    at 9/30/02
                                                        (000)                           (000)                       (000)
Advanced Energy Industries/1/
African Lakes/1/                              -           -              -                -             -             -
AimGlobal Technologies/1/                     -           -              -                -             -             -
Aldata Solution                               -           -    $23,436,598          $23,437    $3,306,293        $3,306
Alphameric                             $132,458        $133     14,215,801           14,216     5,509,502         5,510
alphyra group                                 -           -      7,334,429            7,334     2,555,654         2,556
American Healthways                           -           -     20,347,224           20,347    14,553,000        14,553
Anoto Group                                   -           -     38,271,595           38,272     4,998,118         4,998
ASM International                             -           -     40,779,344           40,779    24,858,540        24,859
Aspect Medical Systems                        -           -     24,771,431           24,771     3,297,300         3,297
Aspen Technology/1/                           -           -              -                -             -             -
AudioCodes/1/                                 -           -              -                -             -             -
Avigen/1/                                     -           -              -                -             -             -
Avocet Mining/1/                              -           -              -                -             -             -
Baycorp Advantage                       304,015         304     28,678,188           28,678    23,965,956        23,966
BKN International                             -           -     16,552,350           16,552       148,155           148
Black Box/1/                                  -           -              -                -             -             -
BRL Hardy/1/                                  -         856              -                -             -             -
Cadiz                                         -           -     13,491,606           13,492     6,900,000         6,900
Cafe de Coral Holdings                  766,354         766     14,756,718           14,757    18,796,595        18,797
Caliper Technologies/1/                       -           -              -                -             -             -
Cambrex                                 166,800         167     24,050,638           24,051    47,840,000        47,840
Centene                                       -           -     13,758,126           13,758    17,348,500        17,348
Cheil Communications                    161,417         161     27,788,943           27,789    25,206,537        25,207
CIMA LABS/1/
Computer Access Technology/1/                 -           -              -                -             -             -
Concord Camera/1/                             -           -              -                -             -             -
Daelim Industrial                             -           -     29,226,132           29,226    28,477,868        28,478
DDi/1/                                        -           -              -                -             -             -
dELiA*s                                       -           -     15,956,163           15,956     2,887,500         2,888
DFS Furniture/1/                              -       2,037              -                -             -             -
diCarta/1/                                    -           -              -                -             -             -
Documentum/1/                                 -           -              -                -             -             -
DoubleClick/1/
DSP Group/1/                                  -           -              -                -             -             -
EarthLink                                     -           -     72,229,520           72,230    40,219,278        40,219
Education Management                          -           -     57,929,227           57,929    80,792,750        80,793
Ekornes                                 680,285         680     18,124,529           18,125    22,420,378        22,420
Elantec Semiconductor/1/                      -           -              -                -             -             -
Enerflex Systems/1/
EUROBIKE/1/                                   -           -              -                -             -             -
Exar/1/                                       -           -              -                -             -             -
Extended Stay America                         -           -     60,465,499           60,465    78,613,000        78,613
Faraday Technology/1/                         -           -              -                -             -             -
First Quantum Minerals                        -           -      5,446,365            5,446     4,648,785         4,648
Fitness First                                 -           -     36,737,813           36,738    22,999,083        22,999
Gabriel Resources                             -           -     11,157,287           11,157    20,215,841        20,215
Generex Biotechnology/1/                      -           -              -                -             -             -
Genetronics Biomedical/1/                     -           -              -                -             -             -
Hana Microelectronics                   540,695         541     31,421,612           31,422    12,993,090        12,993
Hilb, Rogal and Hamilton                440,116         440     65,580,724           65,581    73,425,000        73,425
HiQ International                       108,880         109      9,015,030            9,015       937,451           937
HNC Software/1/                               -           -              -                -             -             -
HotJobs.com/1/                                -           -              -                -             -             -
Hyosung                                       -           -     25,598,026           25,598    17,514,987        17,515
IDEXX Laboratories/1/                         -           -              -                -             -             -
ILEX Oncology/1/                              -           -              -                -             -             -
Imagistics International                      -           -     17,057,135           17,057    17,369,085        17,369
Independent Insurance Group/1/                -           -              -                -             -             -
Informatics Holdings                     65,551          66      7,848,829            7,849    10,666,610        10,667
Infoteria                                     -           -      6,240,658            6,241     1,372,340         1,372
Integrated Defense Technologies               -           -     26,468,940           26,469    19,627,110        19,627
International Energy Group              343,487         344     12,381,336           12,381    13,833,186        13,833
Internet Auction                              -           -     11,729,537           11,730     9,290,710         9,291
InternetStudios.com/1/                        -           -              -                -             -             -
Intertape Polymer Group/1/                    -           -              -                -             -             -
ITE Group/1/                                  -         354              -                -             -             -
J D Wetherspoon                         525,306         525     38,516,155           38,516    52,970,229        52,970
Kingboard Chemical Holdings             473,341         473     15,893,940           15,894    18,693,488        18,694
Lions Gate Entertainment                      -           -     11,849,377           11,849     5,353,313         5,353
LTG Technologies                              -           -      6,000,168            6,000     1,255,840         1,256
Lumenis                                       -           -     54,487,792           54,488     8,898,400         8,898
Mandarin Oriental International          52,675          53     35,488,918           35,489    24,380,000        24,380
MemberWorks/1/                                -           -              -                -             -             -
Mercury Computer Systems                      -           -     47,070,179           47,070    33,882,520        33,883
Michaels Stores/1/                            -           -              -                -             -             -
Micronic Laser Systems                        -           -     22,105,467           22,105     5,803,646         5,804
Midas/1/                                      -           -              -                -             -             -
MIPS Technologies/1/                          -           -              -                -             -             -
Morton's Restaurant Group/1/                  -           -              -                -             -             -
Mosaic Group/1/                               -           -              -                -             -             -
Muse Prime Software                           -           -     17,558,400           17,558     2,371,800         2,372
Navan Mining                                  -           -      3,927,204            3,927     1,407,483         1,407
New Focus/1/                                  -           -              -                -             -             -
Nissin/1/                                     -           6              -                -             -             -
O2Micro International                         -           -     33,520,906           33,521    16,942,000        16,942
OPNET Technologies                            -           -     21,251,483           21,251     6,618,015         6,618
P.F. Chang's China Bistro/1/                  -           -              -                -             -             -
P4 Radio Hele Norge                     173,321         173      7,981,244            7,981     1,957,139         1,957
Paladin Resources                       125,286         125     10,097,745           10,098    17,161,424        17,161
Performance Food Group                        -           -     65,723,919           65,724    99,163,200        99,163
Photobition Group/1/                          -           -              -                -             -             -
Polaris Software Lab/1/                       -           -              -                -             -             -
Power Integrations/1/                         -           -              -                -             -             -
Province Healthcare                           -           -     70,467,221           70,467    53,079,250        53,079
PSD Group                               216,229         216     15,180,188           15,180     4,087,192         4,087
Q-Med                                         -           -     29,298,483           29,298     9,025,442         9,025
RedEnvelope                                   -           -      5,649,998            5,650     2,275,732         2,276
Robert Walters                          307,823         308     12,003,119           12,003     4,864,210         4,864
Rogers                                        -           -     24,896,058           24,896    22,341,280        22,341
Salix Pharmaceuticals/1/                      -           -              -                -             -             -
Sanctuary Group                          49,148          49     19,032,929           19,033    10,295,921        10,296
SBS Broadcasting                              -           -     48,106,563           48,107    23,616,000        23,616
School Specialty                              -           -     17,174,279           17,174    27,010,800        27,011
Scios/1/                                      -           -              -                -             -             -
Sharper Image                                 -           -      8,635,007            8,635    14,818,000        14,818
Steak n Shake                                 -           -     16,502,573           16,503    18,690,650        18,691
Stratos Lightwave/1/                          -           -              -                -             -             -
SuSE Linux/1/                                 -           -              -                -             -             -
Sylvan Learning Systems                       -           -     58,778,941           58,779    35,841,600        35,842
Techem                                        -           -     19,350,972           19,351    10,371,980        10,372
Teleca/1/                                     -         170              -                -             -             -
Telelogic                                     -           -     43,755,616           43,756     4,913,341         4,913
Thistle Mining/1/                             -           -              -                -             -             -
Transgenomic                                  -           -     14,586,141           14,586     5,814,825         5,815
TranSwitch/1/                                 -           -              -                -             -             -
Trimble Navigation/1/                         -           -              -                -             -             -
Tsakos Energy Navigation/1/                   -           -              -                -             -             -
United Therapeutics/1/                        -           -              -                -             -             -
Urologix                                      -           -     14,199,003           14,199     4,104,000         4,104
Venture Production                            -           -     14,550,152           14,550    13,227,890        13,228
webMethods/1/                                 -           -              -                -             -             -
Western Oil Sands                             -           -     22,196,935           22,197    50,483,639        50,484
Woongjin.com                                  -           -      9,843,144            9,843     6,267,736         6,268
Xinao Gas Holdings                            -           -     12,758,505           12,759     7,412,940         7,413
Zeevo                                         -           -              -                -             -         3,981
Zenith National Insurance               437,300         437     31,653,606           31,654    27,741,000        27,741
ZOOTS                                         -           -      8,166,533            8,167     4,733,715         4,734

                                            $(2)     $9,493             $3   $1,332,157,549            $-    $1,339,444


/1/Unaffiliated issuer at 9/30/2002.


Financial Highlights (1)

                                                         Income from investment operations(2)
                                                                                     Net
                                         Net asset                               (losses)gains
                                            value,            Net          on securities   Total from
                                         beginning     investment         (both realized   investment
                                         of period          (loss)income  and unrealized)  operations

Class A:
 Year ended 9/30/2002                       $18.62          $(.07)                 $(.98)      $(1.05)
 Year ended 9/30/2001                        40.24           - (3)                (16.33)      (16.33)
 Year ended 9/30/2000                        29.57           - (3)                 11.29        11.29
 Year ended 9/30/1999                        22.14            .03                   8.78         8.81
 Year ended 9/30/1998                        30.72            .07                  (6.10)       (6.03)
Class B:
 Year ended 9/30/2002                        18.38           (.23)                  (.95)       (1.18)
 Year ended 9/30/2001                        40.08           (.21)                (16.20)      (16.41)
 Period from 3/15/2000 to 9/30/2000          47.11           (.12)                 (6.91)       (7.03)
Class C:
 Year ended 9/30/2002                        18.33           (.22)                  (.95)       (1.17)
 Period from 3/15/2001 to 9/30/2001          23.06           (.16)                 (4.57)       (4.73)
Class F:
 Year ended 9/30/2002                        18.60           (.07)                  (.98)       (1.05)
 Period from 3/15/2001 to 9/30/2001          23.27           (.03)                 (4.64)       (4.67)
Class 529-A:
 Period from 2/19/2002 to 9/30/2002          21.68           (.03)                 (4.12)       (4.15)
Class 529-B:
 Period from 2/20/2002 to 9/30/2002          21.82           (.14)                 (4.25)       (4.39)
Class 529-C:
 Period from 2/20/2002 to 9/30/2002          21.82           (.14)                 (4.24)       (4.38)
Class 529-E:
 Period from 3/15/2002 to 9/30/2002          23.21           (.06)                 (5.65)       (5.71)
Class 529-F:
 Period from 9/17/2002 to 9/30/2002          18.24           - (3)                  (.71)        (.71)
Class R-1:
 Period from 6/19/2002 to 9/30/2002          21.60           (.04)                 (4.07)       (4.11)
Class R-2:
 Period from 5/31/2002 to 9/30/2002          22.62           (.05)                 (5.08)       (5.13)
Class R-3:
 Period from 6/20/2002 to 9/30/2002          21.43           (.02)                 (3.90)       (3.92)
Class R-4:
 Period from 7/24/2002 to 9/30/2002          18.55           (.01)                 (1.01)       (1.02)
Class R-5:
 Period from 5/15/2002 to 9/30/2002          23.36           - (3)                 (5.81)       (5.81)




                                            Dividends and distributions

                                         Dividends
                                         (from net    Distributions                     Net asset
                                        investment    (from capital            Total   value, end         Total
                                            income)           gains)   distributions    of period      return(4)



Class A:                                      $(.04)               -            $(.04)      $17.53         (5.69)%
 Year ended 9/30/2002                             -           $(5.29)           (5.29)       18.62        (44.95)
 Year ended 9/30/2001                          (.02)            (.60)            (.62)       40.24         38.42
 Year ended 9/30/2000                          (.09)           (1.29)           (1.38)       29.57         41.42
 Year ended 9/30/1999                          (.05)           (2.50)           (2.55)       22.14        (20.70)
 Year ended 9/30/1998
Class B:                                          -                -                -        17.20         (6.42)
 Year ended 9/30/2002                             -            (5.29)           (5.29)       18.38        (45.38)
 Year ended 9/30/2001                             -                -                -        40.08        (14.92)
 Period from 3/15/2000 to 9/30/2000
Class C:                                       (.01)               -             (.01)       17.15         (6.42)
 Year ended 9/30/2002                             -                -                -        18.33        (20.51)
 Period from 3/15/2001 to 9/30/2001
Class F:                                       (.07)               -             (.07)       17.48         (5.73)
 Year ended 9/30/2002                             -                -                -        18.60        (20.07)
 Period from 3/15/2001 to 9/30/2001
Class 529-A:                                      -                -                -        17.53        (19.14)
 Period from 2/19/2002 to 9/30/2002
Class 529-B:                                      -                -                -        17.43        (20.12)
 Period from 2/20/2002 to 9/30/2002
Class 529-C:                                      -                -                -        17.44        (20.07)
 Period from 2/20/2002 to 9/30/2002
Class 529-E:                                      -                -                -        17.50        (24.60)
 Period from 3/15/2002 to 9/30/2002
Class 529-F:                                      -                -                -        17.53         (3.89)
 Period from 9/17/2002 to 9/30/2002
Class R-1:                                        -                -                -        17.49        (19.03)
 Period from 6/19/2002 to 9/30/2002
Class R-2:                                        -                -                -        17.49        (22.68)
 Period from 5/31/2002 to 9/30/2002
Class R-3:                                        -                -                -        17.51        (18.29)
 Period from 6/20/2002 to 9/30/2002
Class R-4:                                        -                -                -        17.53         (5.50)
 Period from 7/24/2002 to 9/30/2002
Class R-5:                                        -                -                -        17.55        (24.87)
 Period from 5/15/2002 to 9/30/2002




                                                             Ratio of              Ratio of
                                             Net assets,     expenses           net(loss)income
                                             end of year   to average            to average
                                            (in millions)  net assets            net assets



Class A:
 Year ended 9/30/2002                          $6,283        1.17%                  (.32)%
 Year ended 9/30/2001                           7,265         1.09                  (.01)
 Year ended 9/30/2000                          14,098         1.10                     -   (8)
 Year ended 9/30/1999                           8,983         1.09                   .12
 Year ended 9/30/1998                           7,102         1.06                   .27
Class B:
 Year ended 9/30/2002                             118         1.95                 (1.09)
 Year ended 9/30/2001                              86         1.89                  (.81)
 Period from 3/15/2000 to 9/30/2000                73         1.84   (6)            (.57)  (6)
Class C:
 Year ended 9/30/2002                              56         1.96                 (1.08)
 Period from 3/15/2001 to 9/30/2001                17         2.11   (6)           (1.11)  (6)
Class F:
 Year ended 9/30/2002                              24         1.20                  (.32)
 Period from 3/15/2001 to 9/30/2001                 7         1.23   (6)            (.21)  (6)
Class 529-A:
 Period from 2/19/2002 to 9/30/2002                15         1.19   (6)            (.25)  (6)
Class 529-B:
 Period from 2/20/2002 to 9/30/2002                 3         2.08   (6)           (1.15)  (6)
Class 529-C:
 Period from 2/20/2002 to 9/30/2002                 7         2.05   (6)           (1.12)  (6)
Class 529-E:
 Period from 3/15/2002 to 9/30/2002                 1         1.51   (6)            (.60)  (6)
Class 529-F:
 Period from 9/17/2002 to 9/30/2002              - (5)         .04                   .01
Class R-1:
 Period from 6/19/2002 to 9/30/2002              - (5)         .54   (7)            (.22)
Class R-2:
 Period from 5/31/2002 to 9/30/2002                 2          .63   (7)            (.29)
Class R-3:
 Period from 6/20/2002 to 9/30/2002                 2          .42   (7)            (.11)
Class R-4:
 Period from 7/24/2002 to 9/30/2002              - (5)         .21   (7)            (.03)
Class R-5:
 Period from 5/15/2002 to 9/30/2002                53          .31                   .01


Year ended September 30

                                                                  2002         2001        2000         1999          1998

Portfolio turnover rate for all classes of shares                  51%          60%         63%          50%           44%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Amount less than one cent.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services.
    Had CRMC not paid such fees, expense ratios would have been 7.56%,
    .85%, .52%, and .70% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively.
    Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
(8) Amount less than .01 percent.



Independent Auditors' Report

To the Board of Directors and Shareholders of SMALLCAP World Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of SMALLCAP World Fund, Inc. (the "Fund"), including the investment portfolio, as of September 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMALLCAP World Fund, Inc. as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 1, 2002


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 0.32% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                                      PART C
                                                 OTHER INFORMATION

                                             SMALLCAP WORLD FUND, INC.



     Item 23.  Exhibits

     (a) Articles Supplementary as filed with the State of Maryland on 1/18/2002 - previously filed (see P/E Amendment No. 22 filed 2/14/02)

     (b)  By-laws - previously filed (see P/E Amendment No. 13 filed 11/26/97)

     (c) Form of share certificate - previously filed (see P/E Amendment No. 20 filed 3/12/01)

     (d) Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 19 filed 11/30/00)

     (e) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 22 filed 2/14/02); and Form of Selling Group Agreements - previously filed (see P/E Amendment No. 23 filed 5/10/02)

     (f)  None

     (g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 21 filed 11/29/01)

     (h) Form of Amended and Restated Administrative Services Agreement - previously filed (see P/E Amendment No. 23 filed 5/10/02); and Form of Amended Shareholder Services Agreement dated 7/1/01 - previously filed (see P/E Amendment No. 22 filed 2/14/02)

     (i) Legal Opinions - previously filed (see P/E Amendment No. 17 3/8/00; P/E No. 20 filed 3/12/01; P/E No. 22 filed 2/14/02; and P/E No. 23 filed 5/10/02)

     (j)  Consent of Independent Auditors

     (k)  None

     (l)  None

     (m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 17 filed 3/8/00; P/E No. 20 filed 3/12/01; P/E No. 22 filed
          2/14/02; and P/E No. 23 filed 5/10/02)

     (n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 22 filed 2/14/02)

     (o)  None

     (p) Code of Ethics - previously filed - (see P/E Amendment No. 22 filed 2/14/02)

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None




                       SMALLCAP World Fund, Inc. -- Pg C-1

Item 25.          Indemnification

                  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

                  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matters giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

                  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible under the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

                  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

                  Article VIII (h) of the Articles of Incorporation of the fund provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its

                       SMALLCAP World Fund, Inc. -- Pg C-2
request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") and Releases No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933.


Item 26.          Business and Other Connections of Investment Adviser

                  None


Item 27.          Principal Underwriters

                  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High- Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund; Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax- Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.




                       SMALLCAP World Fund, Inc. -- Pg C-3



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Robert B. Aprison                        Vice President                                        None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr. Regional Vice President None 9013 Brentmeade Blvd.
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Vice President                                        None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665



                       SMALLCAP World Fund, Inc. -- Pg C-4





(b)                 (1)                                       (2)                                      (3)
       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Cody Callaway                            Regional Vice President                               None
       803 South Desert Palm Place
       Broken Arrow, OK 74012

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Vice President                                        None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

       Denise M. Cassin                         Vice President                                        None
       1301 Stoney Creek Drive
       San Ramon, CA  94583

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None



                       SMALLCAP World Fund, Inc. -- Pg C-5





(b) (1) (2) (3) L Kevin G. Clifford Director, President and Co-Chief None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Boulevard
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Regional Vice President                               None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Regional Vice President                               None
       1216 Highlander Way
       Mechanicsburg, PA 17050

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Regional Vice President                               None
       91 Church Street
       East Aurora, NY 14052



                       SMALLCAP World Fund, Inc. -- Pg C-6





(b) (1) (2) (3) L Bruce L. DePriester Senior Vice President None

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

       Peter J. Doran                           Director, Executive Vice President                    None
       100 Merrick Road, Suite 216W
       Rockville Centre, NY 11570

L      Michael J. Downer                        Secretary                                             None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

S      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Regional Vice President                               None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211



                       SMALLCAP World Fund, Inc. -- Pg C-7





(b)    (1) (2) (3) John R. Fodor Senior Vice President None 15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Regional Vice President                               None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

B      Lori Giacomini                           Assistant Vice President                              None

                   B Evelyn K. Glassford Vice President None

       Jack E. Goldin                           Regional Vice President                               None
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024

       Jeffrey J. Greiner                       Vice President                                        None
       12210 Taylor Road
       Plain City, OH  43064


L      Paul G. Haaga, Jr.                       Director                                              None

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

H      Mary Pat Harris                          Vice President                                        None



                       SMALLCAP World Fund, Inc. -- Pg C-8





(b)                 (1)                                       (2)                                      (3)
       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Regional Vice President                               None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Benjamin M. Kemper                       Vice President                                        None

L      Maria K. Khader                          Assistant Vice President                              None

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666



                       SMALLCAP World Fund, Inc. -- Pg C-9





(b) (1) (2) (3) B Elizabeth K. Koster Assistant Vice President None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Director, Senior Vice President                       None

L      Christopher McCarthy                     Assistant Vice President                              None



                                      SMALLCAP World Fund, Inc. -- Pg C-10





(b)                 (1)                                       (2)                                      (3)
       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

L      Scott F. McIntyre                        Senior Vice President                                 None

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                           Vice President                                        None
       304 River Oaks Road
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       3084 Wilds Ridge Court
       Prior Lake, MN  55372

       Eric P. Olson                            Vice President                                        None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Gary A. Peace                            Regional Vice President                               None
       291 Kaanapali Drive
       Napa, CA 94558



                                      SMALLCAP World Fund, Inc. -- Pg C-11





(b)                 (1)                                       (2)                                      (3)
       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Regional Vice President                               None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgrim                      Assistant Vice President                              None

       Carl S. Platou                           Vice President                                        None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628



                                      SMALLCAP World Fund, Inc. -- Pg C-12





(b)    (1) (2) (3) Christopher S. Rowey Vice President None 10538 Cheviot Drive
       Los Angeles, CA  90064

H      Steve L. Rubin                           Vice President                                        None

       Dean B. Rydquist                         Senior Vice President                                 None
       1080 Bay Pointe Crossing
       Alpharetta, GA  30005

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       17 Willow Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Vice President                                        None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Regional Vice President                               None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238



                                      SMALLCAP World Fund, Inc. -- Pg C-13





(b)    (1) (2) (3) William P. Simon, Jr. Senior Vice President None
       P.O. Box 426
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       4152 42nd Avenue, NE
       Seattle, WA 98105

       Rodney G. Smith                          Senior Vice President                                 None
       5520 Frankford Court
       Dallas, TX 75252

       Anthony L. Soave                         Regional Vice President                               None



       5397 W. Rosebud Court, S.E.
       Kentwood, MI 49512

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Regional Vice President                               None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None



                                      SMALLCAP World Fund, Inc. -- Pg C-14





(b)    (1) (2) (3) Thomas A. Stout Vice President None 1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Vice President                                        None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

       J. David Viale                           Regional Vice President                               None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None



                                      SMALLCAP World Fund, Inc. -- Pg C-15





(b)                 (1)                                       (2)                                      (3)
       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

       Thomas E. Warren                         Vice President                                        None
       7347 Turnstone Road
       Sarasota, FL  34242

L      Debbie L. Wasilak                        Assistant Vice President                              None

L      J. Kelly Webb                            Senior Vice President,                                None
                                                Treasurer and Controller

       Gregory J. Weimer                        Vice President                                        None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                     President and Director

       George J. Wenzel                         Regional Vice President                               None



       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                          Assistant Vice President                              None

SF     N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Timothy J. Wilson                        Vice President                                        None
       113 Farmview Place
       Venetia, PA  15367

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

L      Robert L. Winston                        Director, Senior Vice President                       None



                                      SMALLCAP World Fund, Inc. -- Pg C-16





(b)    (1) (2) (3) Kurt A. Wuestenberg Regional Vice President None 975
       Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Piper Lane
       Tustin Ranch, CA 92782

----------
L Business Address, 333 South Hope Street, Los Angeles, CA 90071 LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025 B Business Address, 135 South State College Boulevard, Brea, CA 92821 S Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251 SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016 H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513 I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

         (c)      None


Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.




                                      SMALLCAP World Fund, Inc. -- Pg C-17

Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a


                                      SMALLCAP World Fund, Inc. -- Pg C-18

                                              SIGNATURE OF REGISTRANT

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of November, 2002.

 SMALLCAP World Fund, Inc.

 By: /s/ Gregory W. Wendt
    ----------------------------------------------------
       Gregory W. Wendt, President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on November 27, 2002, by the following persons in the capacities indicated.


           Signature                                                 Title
(1) Principal Executive Officer:

           /s/ Gordon Crawford                                       Chairman of the Board
           ---------------------------------------
           Gordon Grawford

(2)        Principal Financial Officer and Principal Accounting Officer:

           /s/ David A. Pritchett                                    Treasurer
           ------------------------------------------
           David A. Pritchett

(3) Directors:

           Joseph C. Berenato*                                       Director
           Richard G. Capen, Jr.*                                    Director
           H. Frederick Christie*                                    Director

           /s/ Gordon Crawford
           Gordon Crawford                                           Chairman of the Board
           John G. Freund*                                           Director
           E. Graham Holloway*                                       Director

           Leonade D. Jones                                          Director
           William H. Kling*                                         Director
           Norman R. Weldon*                                         Director

           /s/ Gregory W. Wendt
           Gregory W. Wendt                                          President and Director
           Patricia K. Woolf*                                        Director

*By        /s/ Chad L. Norton
           -----------------------------------------
           Chad L. Norton
           (Attorney-in-Fact)

           Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

 /s/ Kristine M. Nishiyama
 -------------------------------------------------------
 (Kristine M. Nishiyama)

                                      SMALLCAP World Fund, Inc. -- Pg C-19